UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2006

Item 1. Reports to Stockholders

Fidelity® High Income Central
Investment Portfolio 1

Annual Report

September 30, 2006

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

HP1-ANN-1106 446235.1.0
1.807405.101

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2006	Past 1 year	Life of Fund A
Fidelity ® High Income Central Investment Portfolio 1	9.23%	6.92%

A From November 12, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Investment Portfolio 1 on November 12, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Constrained Index and the Merrill Lynch U.S. High Yield Master II Index performed over the same period.

Going forward, the fund's performance will be compared to the Merrill Lynch U.S. High Yield Master II Constrained Index rather than Merrill Lynch U.S. High Yield Master II Index because the Merrill Lynch U.S. High Yield Master II Constrained Index conforms more closely to the fund's investment strategy.

Annual Report

Management's Discussion of Fund Performance

Comments from Matthew Conti, Portfolio Manager of Fidelity® High Income Central Investment Portfolio 1

Returns in the overall high-yield market essentially doubled those offered by investment-grade bonds during the 12 months ending September 30, 2006. Factors supporting this strength included attractive yields, less sensitivity to interest rates, generally healthy corporate credit profiles and low default rates. For the year, the Merrill Lynch® U.S. High Yield Master II Constrained Index rose 7.22%, versus 3.67% for the Lehman Brothers® Aggregate Bond Index - a measure of the U.S. investment-grade bond market. All of the nearly 40 industry components of the Merrill Lynch index posted a positive return during the year. While issuance of high-yield securities remained strong, demand slackened somewhat, in part because slowing economic growth led some market participants to believe that the default rate could rise.

The fund returned 9.23% during the past year, solidly outperforming the Merrill Lynch U.S. High Yield Master II Constrained Index - which became the fund's primary benchmark on January 1, 2006 - and the 7.96% return of the Merrill Lynch U.S. High Yield Master II Index. Strong security selection in the automotive, health care and electric utilities groups - as well as underweightings in the first two areas - helped the fund's performance relative to the Constrained index. Returns were dampened by weaker security selection in air transportation, as well as in metals and mining, where carrying an overweighting also hurt. Not owning hospital company HCA boosted relative performance, as did timely trading in bonds issued by General Motors Acceptance Corporation - still a large holding at period end - and electric utility Calpine. Other contributors included overweightings in issues of British automation and control systems provider Invensys and laboratory products supplier VWR. Underweighting bonds issued by telecommunication services provider Level 3 Communications detracted from performance, as did untimely trading in issues of American Airlines and overweighting bonds issued by energy exploration and production firm Range Resources.

Note to shareholders: Effective January 1, 2006, the fund changed its benchmark to the Merrill Lynch U.S. High Yield Master II Constrained Index because this index conforms more closely to the fund's investment strategy. The Constrained index includes all of the bonds in the former benchmark, the Merrill Lynch U.S. High Yield Master II Index, but imposes a 2% limit on any individual issuer. In Fidelity's view, the Constrained index represents a better measure of the high-yield market, as this index is more diversified than the unconstrained version and is less likely to be disrupted by rapid market changes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period * April 1, 2006 to September 30, 2006
Actual	$ 1,000.00	$ 1,046.50	$ .07 **
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.00	$ .07 **

* Expenses are equal to the Fund's annualized expense ratio of .0139%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** If contractual expense limitations effective July 1, 2006 had been in effect during the entire period, the annualized expense ratio would have been .0021% and the expenses paid in the actual and hypothetical examples above would have been $.01 and $.01, respectively.

Annual Report

Fidelity High Income Central Investment Portfolio 1

Investment Changes

Top Five Holdings as of September 30, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ship Finance International Ltd.	2.9	1.6
General Motors Acceptance Corp.	2.4	2.4
Intelsat Ltd.	1.9	0.8
Ford Motor Credit Co.	1.8	1.7
Georgia-Pacific Corp.	1.7	1.7
	10.7
Top Five Market Sectors as of September 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	8.9	8.9
Technology	7.7	9.2
Gaming	6.1	7.2
Electric Utilities	6.0	7.8
Telecommunications	5.6	6.0
Quality Diversification (% of fund's net assets)
As of September 30, 2006	As of March 31, 2006

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of September 30, 2006 *	As of March 31, 2006 **

Annual Report

Fidelity High Income Central Investment Portfolio 1

Investments September 30, 2006

Showing Percentage of Net Assets

Corporate Bonds - 90.1%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.2%
Technology - 0.2%
Flextronics International Ltd. 1% 8/1/10	$ 1,210,000	$ 1,235,652
Nonconvertible Bonds - 89.9%
Aerospace - 2.0%
Bombardier, Inc. 7.45% 5/1/34 (c)	760,000	654,550
L-3 Communications Corp.:
5.875% 1/15/15	2,135,000	2,038,925
6.375% 10/15/15	520,000	508,300
7.625% 6/15/12	4,230,000	4,378,050
Primus International, Inc. 11.5% 4/15/09 (c)	3,735,000	4,033,800
		11,613,625
Air Transportation - 1.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,605,000	1,576,913
6.977% 11/23/22	257,175	246,245
7.377% 5/23/19	263,206	242,149
7.8% 4/1/08	410,000	410,000
8.608% 10/1/12	390,000	397,800
Continental Airlines, Inc.:
7.875% 7/2/18	423,872	413,275
9.558% 9/1/19	752,440	778,775
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	455,125	450,574
7.73% 9/15/12	237,007	227,527
9.798% 4/1/21	2,268,877	2,399,337
		7,142,595
Automotive - 4.4%
Ford Motor Credit Co.:
7% 10/1/13	3,630,000	3,366,825
7.25% 10/25/11	3,335,000	3,145,158
9.9569% 4/15/12 (d)	470,000	489,975
10.64% 6/15/11 (c)(d)	3,652,000	3,834,600
General Motors Acceptance Corp.:
6.75% 12/1/14	2,760,000	2,708,250
6.875% 9/15/11	2,930,000	2,922,675
8% 11/1/31	7,950,000	8,347,500
Visteon Corp. 7% 3/10/14	1,325,000	1,185,875
		26,000,858
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Banks and Thrifts - 1.5%
Western Financial Bank 9.625% 5/15/12	$ 8,060,000	$ 8,895,459
Broadcasting - 0.1%
Nexstar Broadcasting, Inc. 7% 1/15/14	395,000	363,400
Building Materials - 0.9%
Anixter International, Inc. 5.95% 3/1/15	2,315,000	2,147,163
Goodman Global Holdings, Inc. 8.3294% 6/15/12 (d)	568,000	575,810
Interface, Inc. 9.5% 2/1/14	435,000	449,138
Nortek, Inc. 8.5% 9/1/14	1,600,000	1,500,000
NTK Holdings, Inc. 0% 3/1/14 (b)	600,000	414,000
		5,086,111
Cable TV - 2.4%
Cablevision Systems Corp. 9.62% 4/1/09 (d)	1,465,000	1,552,900
CCH I Holdings LLC:
0% 1/15/15 (b)	1,030,000	695,250
9.92% 4/1/14	1,765,000	1,209,025
10% 5/15/14	1,060,000	695,678
11.125% 1/15/14	410,000	283,925
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	690,000	703,800
EchoStar DBS Corp.:
5.75% 10/1/08	2,040,000	2,024,700
7% 10/1/13 (c)	2,580,000	2,534,850
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	2,395,000	2,484,334
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	670,000	720,250
NTL Cable PLC 8.75% 4/15/14	1,160,000	1,196,250
		14,100,962
Capital Goods - 2.8%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	3,540,000	3,778,950
Case New Holland, Inc. 7.125% 3/1/14	2,590,000	2,590,000
Invensys PLC 9.875% 3/15/11 (c)	3,950,000	4,256,125
Leucadia National Corp. 7% 8/15/13	790,000	788,025
Park-Ohio Industries, Inc. 8.375% 11/15/14	1,920,000	1,728,000
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,235,000	3,146,038
		16,287,138
Chemicals - 4.4%
Chemtura Corp. 6.875% 6/1/16	900,000	879,750
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	2,210,000	1,784,575
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Chemicals - continued
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.: - continued
Series B, 0% 10/1/14 (b)	$ 1,355,000	$ 1,087,388
Equistar Chemicals LP 7.55% 2/15/26	1,015,000	895,738
Georgia Gulf Corp. 9.5% 10/15/14 (c)	2,420,000	2,410,925
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 10.2569% 7/15/10 (d)	3,525,000	3,595,500
Lyondell Chemical Co.:
8% 9/15/14	1,360,000	1,377,000
8.25% 9/15/16	1,360,000	1,377,000
Millennium America, Inc. 7.625% 11/15/26	390,000	341,250
Nalco Co. 7.75% 11/15/11	655,000	669,738
Nell AF Sarl 8.375% 8/15/15 (c)	4,245,000	4,191,938
NOVA Chemicals Corp. 7.4% 4/1/09	2,205,000	2,199,488
Phibro Animal Health Corp.:
10% 8/1/13 (c)	1,120,000	1,148,000
13% 8/1/14 (c)	660,000	669,900
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	3,340,000	3,423,500
		26,051,690
Consumer Products - 0.8%
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,578,538
Revlon Consumer Products Corp. 9.5% 4/1/11	685,000	613,075
Samsonite Corp. 8.875% 6/1/11	1,260,000	1,313,550
		4,505,163
Containers - 1.4%
Ball Corp. 6.625% 3/15/18	1,930,000	1,891,400
BWAY Corp. 10% 10/15/10	3,370,000	3,538,500
Graham Packaging Co. LP/GPC Capital Corp. 9.875% 10/15/14	410,000	401,800
Impress Holdings BV 8.515% 9/15/13 (c)(d)	990,000	997,425
Owens-Illinois, Inc. 7.35% 5/15/08	1,340,000	1,340,000
		8,169,125
Diversified Financial Services - 0.5%
E*TRADE Financial Corp.:
7.375% 9/15/13	625,000	640,625
7.875% 12/1/15	695,000	731,488
8% 6/15/11	1,820,000	1,883,700
		3,255,813
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Diversified Media - 1.4%
Affinion Group, Inc. 11.5% 10/15/15	$ 1,845,000	$ 1,881,900
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	1,123,850
LBI Media, Inc. 10.125% 7/15/12	895,000	941,988
Nielsen Finance LLC/Co.:
0% 8/1/16 (b)(c)	1,200,000	703,500
10% 8/1/14 (c)	1,310,000	1,355,850
Quebecor Media, Inc. 7.75% 3/15/16	2,110,000	2,083,625
		8,090,713
Electric Utilities - 4.7%
AES Corp. 9.375% 9/15/10	409,000	440,698
AES Gener SA 7.5% 3/25/14	2,915,000	3,013,381
Aquila, Inc. 14.875% 7/1/12	4,555,000	5,967,050
Dynegy Holdings, Inc. 8.375% 5/1/16	1,400,000	1,424,500
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	6,110,000	6,110,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	840,000	865,200
Nevada Power Co. 6.65% 4/1/36 (c)	1,525,000	1,585,238
Sierra Pacific Resources 8.625% 3/15/14	1,535,000	1,657,800
TXU Corp. 6.5% 11/15/24	2,410,000	2,295,525
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	4,035,375
Utilicorp United, Inc. 9.95% 2/1/11 (d)	36,000	39,600
		27,434,367
Energy - 8.2%
Atlas Pipeline Partners LP 8.125% 12/15/15	3,395,000	3,454,413
Chaparral Energy, Inc. 8.5% 12/1/15	2,050,000	2,034,625
Chesapeake Energy Corp.:
6.5% 8/15/17	3,455,000	3,239,063
6.625% 1/15/16	305,000	293,563
7.5% 6/15/14	2,055,000	2,065,275
7.75% 1/15/15	1,590,000	1,619,813
El Paso Corp. 7.75% 6/15/10	1,370,000	1,411,895
El Paso Natural Gas Co. 8.375% 6/15/32	120,000	136,015
Hanover Compressor Co. 8.625% 12/15/10	2,990,000	3,109,600
Hanover Equipment Trust 8.75% 9/1/11	535,000	553,725
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (c)	2,500,000	2,418,750
10.5% 9/1/10 (c)	2,533,000	2,726,141
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	1,440,000	1,501,200
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.875% 11/1/14	$ 1,923,000	$ 1,812,428
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.25% 9/15/15	1,115,000	1,101,063
Pan American Energy LLC 7.75% 2/9/12 (c)	1,630,000	1,638,150
Parker Drilling Co.:
9.625% 10/1/13	2,045,000	2,229,050
10.15% 9/1/10 (d)	2,297,000	2,342,940
Petrohawk Energy Corp. 9.125% 7/15/13 (c)	260,000	261,950
Pogo Producing Co. 6.875% 10/1/17	2,970,000	2,832,638
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,800,000	1,710,000
7.375% 7/15/13	5,235,000	5,235,000
7.5% 5/15/16	990,000	994,950
Southern Natural Gas Co. 7.35% 2/15/31	270,000	280,125
Stone Energy Corp. 6.75% 12/15/14	1,090,000	1,081,825
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (c)	1,850,000	1,845,375
Williams Companies, Inc. 6.375% 10/1/10 (c)	535,000	531,656
		48,461,228
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 8% 3/1/14	650,000	611,000
Environmental - 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11	335,000	319,925
Browning-Ferris Industries, Inc. 6.375% 1/15/08	3,795,000	3,785,513
		4,105,438
Food and Drug Retail - 0.3%
Albertsons, Inc.:
7.45% 8/1/29	1,350,000	1,250,451
7.75% 6/15/26	265,000	251,392
Rite Aid Corp. 7.7% 2/15/27	140,000	109,900
		1,611,743
Food/Beverage/Tobacco - 1.6%
Constellation Brands, Inc. 7.25% 9/1/16	1,230,000	1,242,300
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,145,000	3,270,800
Pierre Foods, Inc. 9.875% 7/15/12	260,000	263,250
Reynolds American, Inc. 7.3% 7/15/15 (c)	3,220,000	3,308,550
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Swift & Co.:
10.125% 10/1/09	$ 1,010,000	$ 1,030,200
12.5% 1/1/10	550,000	558,250
		9,673,350
Gaming - 5.7%
Chukchansi Economic Development Authority:
8% 11/15/13 (c)	1,615,000	1,657,394
8.78% 11/15/12 (c)(d)	740,000	762,200
Mandalay Resort Group:
9.375% 2/15/10	1,095,000	1,167,544
10.25% 8/1/07	1,995,000	2,059,838
MGM Mirage, Inc.:
6% 10/1/09	1,275,000	1,259,063
6.625% 7/15/15	2,230,000	2,140,800
6.75% 9/1/12	225,000	221,625
6.75% 4/1/13	905,000	888,031
6.875% 4/1/16	820,000	792,325
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,390,000	1,358,725
7.125% 8/15/14	840,000	837,900
8% 4/1/12	625,000	650,000
MTR Gaming Group, Inc. 9.75% 4/1/10	1,165,000	1,229,075
Scientific Games Corp. 6.25% 12/15/12	1,950,000	1,876,875
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	3,210,000	3,193,950
7.25% 5/1/12	945,000	940,275
Station Casinos, Inc.:
6.625% 3/15/18	1,235,000	1,113,044
6.875% 3/1/16	720,000	676,800
Turning Stone Resort Casino Enterprise 9.125% 9/15/14 (c)	1,640,000	1,660,500
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	1,250,000	862,500
9% 1/15/12	2,920,000	3,007,600
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,115,000	5,242,875
		33,598,939
Healthcare - 5.2%
CDRV Investors, Inc. 0% 1/1/15 (b)	4,715,000	3,489,100
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Healthcare - continued
Concentra Operating Corp.:
9.125% 6/1/12	$ 915,000	$ 951,600
9.5% 8/15/10	2,110,000	2,194,400
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	2,580,000	2,483,250
LifeCare Holdings, Inc. 9.25% 8/15/13	975,000	692,250
Multiplan, Inc. 10.375% 4/15/16 (c)	1,530,000	1,537,650
Omega Healthcare Investors, Inc.:
7% 4/1/14	6,700,000	6,649,750
7% 1/15/16	1,725,000	1,703,438
Service Corp. International (SCI):
6.75% 4/1/16	740,000	706,700
7.375% 10/1/14 (c)	1,400,000	1,408,750
7.625% 10/1/18 (c)	1,040,000	1,045,200
8% 6/15/17 (c)(d)	190,000	181,450
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	3,140,000	3,218,500
Ventas Realty LP:
6.5% 6/1/16	1,510,000	1,483,575
6.625% 10/15/14	1,675,000	1,670,813
6.75% 4/1/17	1,230,000	1,231,538
		30,647,964
Homebuilding/Real Estate - 1.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	800,000	790,000
8.125% 6/1/12	4,920,000	5,030,700
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	1,065,000	1,043,700
KB Home 7.75% 2/1/10	385,000	384,038
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)	2,355,000	2,351,939
Technical Olympic USA, Inc. 7.5% 1/15/15	1,195,000	920,150
WCI Communities, Inc. 7.875% 10/1/13	1,145,000	964,663
		11,485,190
Hotels - 0.9%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	1,815,000	1,896,675
Host Marriott LP 7.125% 11/1/13	3,220,000	3,260,250
		5,156,925
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Insurance - 0.2%
UnumProvident Corp. 7.375% 6/15/32	$ 405,000	$ 421,151
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	1,000,000	1,015,000
		1,436,151
Leisure - 1.7%
Royal Caribbean Cruises Ltd. yankee 7.5% 10/15/27	2,285,000	2,236,444
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	1,629,000	1,335,780
Town Sports International, Inc. 9.625% 4/15/11	1,504,000	1,579,200
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	260,000	260,975
10.2388% 5/1/10 (d)	4,260,000	4,371,825
		9,784,224
Metals/Mining - 4.8%
Arch Western Finance LLC 6.75% 7/1/13	3,240,000	3,110,400
Compass Minerals International, Inc.:
0% 12/15/12 (b)	805,000	780,850
0% 6/1/13 (b)	8,345,000	7,781,713
Drummond Co., Inc. 7.375% 2/15/16 (c)	4,540,000	4,278,950
FMG Finance Pty Ltd.:
9.405% 9/1/11 (c)(d)	1,230,000	1,162,350
10% 9/1/13 (c)	1,355,000	1,280,475
10.625% 9/1/16 (c)	1,230,000	1,177,725
Massey Energy Co. 6.875% 12/15/13	3,200,000	2,904,000
PNA Group, Inc. 10.75% 9/1/16 (c)	1,630,000	1,666,675
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,113,883
		28,257,021
Paper - 1.1%
Georgia-Pacific Corp.:
8% 1/15/24	1,070,000	1,053,950
8.875% 5/15/31	1,950,000	2,018,250
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	735,000	676,200
Stone Container Corp. 9.75% 2/1/11	1,332,000	1,371,960
Stone Container Finance Co. 7.375% 7/15/14	1,435,000	1,305,850
		6,426,210
Publishing/Printing - 1.8%
Dex Media West LLC/Dex Media West Finance Co. 8.5% 8/15/10	1,595,000	1,638,863
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Publishing/Printing - continued
Houghton Mifflin Co. 9.875% 2/1/13	$ 3,925,000	$ 4,121,250
The Reader's Digest Association, Inc. 6.5% 3/1/11	4,850,000	4,668,125
		10,428,238
Railroad - 0.3%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,865,000	1,865,000
Restaurants - 1.8%
Carrols Corp. 9% 1/15/13	3,040,000	3,085,600
Friendly Ice Cream Corp. 8.375% 6/15/12	4,425,000	3,999,094
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,303,375
		10,388,069
Services - 3.3%
Ashtead Capital, Inc. 9% 8/15/16 (c)	1,400,000	1,459,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (c)	1,050,000	1,023,750
7.75% 5/15/16 (c)	410,000	397,700
Corrections Corp. of America 7.5% 5/1/11	1,185,000	1,208,700
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16 (c)	395,000	403,888
FTI Consulting, Inc.:
7.625% 6/15/13	1,585,000	1,588,963
7.75% 10/1/16 (c)	550,000	555,500
Hertz Corp. 10.5% 1/1/16 (c)	275,000	301,813
Iron Mountain, Inc.:
8.25% 7/1/11	1,610,000	1,614,025
8.625% 4/1/13	3,885,000	3,972,413
Rural/Metro Corp.:
0% 3/15/16 (b)	2,860,000	2,159,300
9.875% 3/15/15	1,080,000	1,115,100
United Rentals North America, Inc. 7% 2/15/14	3,730,000	3,506,200
		19,306,852
Shipping - 5.3%
Berry Plastics Holding Corp. 8.875% 9/15/14 (c)	2,040,000	2,050,200
OMI Corp. 7.625% 12/1/13	5,645,000	5,701,450
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	195,000	191,100
8.25% 3/15/13	855,000	902,025
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,132,481
Teekay Shipping Corp. 8.875% 7/15/11	4,840,000	5,154,600
		31,131,856
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Steels - 0.5%
RathGibson, Inc. 11.25% 2/15/14 (c)	$ 2,930,000	$ 3,032,550
Super Retail - 2.7%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	2,770,000	2,863,488
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,810,700
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,198,150
Sonic Automotive, Inc. 8.625% 8/15/13	3,910,000	3,919,775
		15,792,113
Technology - 6.9%
Activant Solutions, Inc. 9.5% 5/1/16 (c)	880,000	814,000
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (c)	1,345,000	1,432,425
10.9% 6/1/13 (c)(d)	880,000	921,800
Celestica, Inc.:
7.625% 7/1/13	1,375,000	1,364,688
7.875% 7/1/11	4,265,000	4,222,350
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,617,500
IKON Office Solutions, Inc. 7.75% 9/15/15	1,840,000	1,890,600
Lucent Technologies, Inc.:
6.45% 3/15/29	5,715,000	5,086,350
6.5% 1/15/28	2,550,000	2,269,500
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8% 12/15/14	260,000	158,600
Nortel Networks Corp. 10.125% 7/15/13 (c)	270,000	285,525
Northern Telecom Capital Corp. 7.875% 6/15/26	375,000	326,250
Sanmina-SCI Corp.:
6.75% 3/1/13	2,900,000	2,718,750
8.125% 3/1/16	655,000	641,900
Seagate Technology HDD Holdings 6.8% 10/1/16	1,220,000	1,216,950
SunGard Data Systems, Inc.:
9.125% 8/15/13	1,070,000	1,104,775
10.25% 8/15/15	820,000	844,600
UGS Capital Corp. II 10.38% 6/1/11 pay-in-kind (c)(d)	145,000	147,175
Xerox Capital Trust I 8% 2/1/27	7,005,000	7,145,100
Xerox Corp.:
6.4% 3/15/16	1,330,000	1,323,350
6.75% 2/1/17	1,380,000	1,395,525
		40,927,713
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - 5.6%
American Tower Corp. 7.125% 10/15/12	$ 120,000	$ 122,700
Centennial Communications Corp. 10% 1/1/13	155,000	156,550
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	410,000	402,825
Digicel Ltd. 9.25% 9/1/12 (c)	2,405,000	2,501,200
Intelsat Ltd.:
6.5% 11/1/13	5,710,000	4,539,450
7.625% 4/15/12	4,870,000	4,261,250
11.25% 6/15/16 (c)	2,370,000	2,515,163
Level 3 Communications, Inc. 12.875% 3/15/10	155,000	160,813
Level 3 Financing, Inc. 12.25% 3/15/13	2,005,000	2,235,575
Millicom International Cellular SA 10% 12/1/13	1,615,000	1,736,125
Mobile Telesystems Finance SA 8% 1/28/12 (c)	2,078,000	2,106,676
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (c)	1,340,000	1,407,000
PanAmSat Corp. 9% 8/15/14	1,580,000	1,631,350
Qwest Corp.:
7.5% 10/1/14 (c)	1,850,000	1,905,500
8.64% 6/15/13 (d)	5,760,000	6,163,200
Stratos Global Corp. 9.875% 2/15/13 (c)	170,000	144,500
U.S. West Communications 7.5% 6/15/23	805,000	786,888
		32,776,765
Textiles & Apparel - 0.8%
Levi Strauss & Co.:
8.875% 4/1/16	4,150,000	4,139,625
10.1216% 4/1/12 (d)	415,000	425,375
Warnaco, Inc. 8.875% 6/15/13	260,000	267,800
		4,832,800
TOTAL NONCONVERTIBLE BONDS		528,734,358
TOTAL CORPORATE BONDS (Cost $526,553,196)		529,970,010
Commercial Mortgage Securities - 0.2%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.4624% 8/1/24 (c)(d) (Cost $843,197)	986,086	908,185
Common Stocks - 0.4%
	Shares	Value (Note 1)
Textiles & Apparel - 0.4%
Arena Brands Holding Corp. Class B (a)(e) (Cost $5,834,135)	144,445	$ 2,192,675
Floating Rate Loans - 7.7%
	Principal Amount
Aerospace - 0.0%
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.58% 9/29/13 (d)	$ 70,000	70,438
Tranche 2LN, term loan 11.125% 3/28/14 (d)	30,000	30,488
		100,926
Automotive - 0.3%
Lear Corp. term loan 7.8779% 4/25/12 (d)	1,810,000	1,773,800
Banks and Thrifts - 0.1%
Charter Municipal Mortgage Acceptance Co. term loan 7.9% 8/15/12 (d)	790,000	791,975
Building Materials - 0.8%
Masonite International Corp. term loan 11% 4/6/15 (d)	5,340,000	4,966,200
Cable TV - 1.8%
CSC Holdings, Inc. Tranche B, term loan 7.1832% 3/29/13 (d)	5,017,425	4,992,338
UPC Broadband Holding BV:
Tranche J2, term loan 7.64% 3/31/13 (d)	2,730,000	2,724,881
Tranche K2, term loan 7.64% 12/31/13 (d)	2,730,000	2,724,881
		10,442,100
Diversified Financial Services - 0.6%
LPL Holdings, Inc. Tranche B, term loan 8.3015% 6/28/13 (d)	3,602,203	3,638,225
Electric Utilities - 1.3%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 7.6206% 6/24/12 (d)	2,548,256	2,560,997
term loan 7.6205% 6/24/12 (d)	1,826,084	1,835,215
Tranche 2, term loan 10.8706% 6/24/13 (d)	3,191,500	3,223,415
		7,619,627
Energy - 0.7%
Coffeyville Resources LLC Tranche 2, term loan 12.125% 7/8/13 (d)	2,210,000	2,276,300
Targa Resources, Inc./Targa Resources Finance Corp. term loan 7.616% 10/31/07 (d)	1,620,000	1,620,000
		3,896,300
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
Gaming - 0.4%
Kerzner International Ltd.:
term loan 8.39% 9/1/13 (d)	$ 1,393,750	$ 1,383,297
Class DD, term loan 8.39% 9/1/13 (d)(f)	836,250	829,978
		2,213,275
Paper - 1.1%
Georgia-Pacific Corp. Tranche B1, term loan 7.3903% 12/23/12 (d)	6,719,225	6,731,824
Technology - 0.6%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.58% 3/9/11 (d)	2,226,747	2,210,046
Tranche B, term loan 7.08% 3/9/13 (d)	1,169,746	1,170,477
		3,380,523
TOTAL FLOATING RATE LOANS (Cost $45,854,991)		45,554,775
Cash Equivalents - 2.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 5.4%, dated 9/29/06 due 10/2/06)	$ 8,280,721	8,277,000
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 5.08%, dated 9/29/06 due 10/2/06)	3,648,543	3,647,000
TOTAL CASH EQUIVALENTS (Cost $11,924,000)		11,924,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $591,009,519)		590,549,645
NET OTHER ASSETS - (0.4)%		(2,386,890)
NET ASSETS - 100%		$ 588,162,755
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,117,339 or 16.5% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,192,675 or 0.4% of net assets.

Additional information on each holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134

A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.

(f) A portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $557,500 and $553,319, respectively.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.7%
Bermuda	5.2%
Canada	3.6%
Marshall Islands	1.9%
United Kingdom	1.8%
Luxembourg	1.4%
Others (individually less than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006

Assets
Investment in securities, at value (including repurchase agreements of $11,924,000) - See accompanying schedule: Unaffiliated issuers (cost $591,009,519)		$ 590,549,645
Cash		23,827
Receivable for investments sold		1,645,779
Interest receivable		11,009,421
Other receivables		24,755
Total assets		603,253,427

Liabilities
Payable for investments purchased	$ 11,083,585
Distributions payable	3,972,808
Other affiliated payables	132
Other payables and accrued expenses	34,147
Total liabilities		15,090,672

Net Assets		$ 588,162,755
Net Assets consist of:
Paid in capital		$ 588,622,629
Net unrealized appreciation (depreciation) on investments		(459,874)
Net Assets, for 5,986,357 shares outstanding		$ 588,162,755
Net Asset Value, offering price and redemption price per share ($588,162,755 ÷ 5,986,357 shares)		$ 98.25

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2006

Investment Income
Interest (including $39,200 from affiliated interfund lending)		$ 72,304,177

Expenses
Custodian fees and expenses	$ 17,532
Independent directors' compensation	3,257
Audit	81,152
Legal	9,299
Insurance	6,171
Miscellaneous	104
Total expenses before reductions	117,515
Expense reductions	(13,558)	103,957
Net investment income		72,200,220
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,027,520
Change in net unrealized appreciation (depreciation) on investment securities		(9,973,872)
Net gain (loss)		3,053,648
Net increase (decrease) in net assets resulting from operations		$ 75,253,868

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2006	For the period November 12, 2004 (commencement of operations) to September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 72,200,220	$ 70,636,910
Net realized gain (loss)	13,027,520	24,820,593
Change in net unrealized appreciation (depreciation)	(9,973,872)	(55,579,867)
Net increase (decrease) in net assets resulting from operations	75,253,868	39,877,636
Distributions to partners from net investment income	(70,239,735)	(68,972,408)
Affiliated share transactions Proceeds from sales of shares	101,842,077	50,000
Contributions in-kind	-	1,079,168,181
Cost of shares redeemed	(566,791,910)	(2,024,954)
Net increase (decrease) in net assets resulting from share transactions	(464,949,833)	1,077,193,227
Total increase (decrease) in net assets	(459,935,700)	1,048,098,455

Net Assets
Beginning of period	1,048,098,455	-
End of period	$ 588,162,755	$ 1,048,098,455
Other Information Shares
Sold	1,052,969	500
Issued for in-kind contributions	-	10,791,682
Redeemed	(5,838,119)	(20,675)
Net increase (decrease)	(4,785,150)	10,771,507

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

	Year ended September 30,	Period ended September 30,
	2006	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 97.30	$ 100.00
Income from Investment Operations
Net investment income D	7.858	6.548
Net realized and unrealized gain (loss)	.757	(2.855)
Total from investment operations	8.615	3.693
Distributions to partners from net investment income	(7.665)	(6.393)
Net asset value, end of period	$ 98.25	$ 97.30
Total Return B, C	9.23%	3.83%
Ratios to Average Net Assets F
Expenses before reductions	.01%	.01% A
Expenses net of fee waivers, if any	.01%	.01% A
Expenses net of all reductions	.01%	.01% A
Net investment income	8.07%	7.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 588,163	$ 1,048,098
Portfolio turnover rate	57%	113% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2004 (commencement of operations) to September 30, 2005.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2006

1. Significant Accounting Policies.

Fidelity High Income Central Investment Portfolio 1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

On July 20, 2006, the Board of Directors approved a change in the name of the Fund from Fidelity High Income Central Investment Portfolio 1 to Fidelity High Income Central Fund 1. This change will become effective November 29, 2006.

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 13,511,844
Unrealized depreciation	(12,453,499)
Net unrealized appreciation (depreciation)	$ 1,058,345
Cost for federal income tax purposes	$ 589,491,300

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $489,128,333 and $933,091,726, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FRMC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. Effective July 1, 2006, a new expense contract with FMR was approved by the Board of Directors, whereby FMR pays all other expenses of the Fund, excluding

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Share Transactions. On November 12, 2004, the Investing Funds, completed a non-taxable exchange with the Fund. The Investing Funds delivered securities with a value, including accrued interest, of $1,079,168,181 (which included $65,093,865 of unrealized appreciation) in exchange for 10,791,682 shares (each then valued at $100.00 per share) of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its partners.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 9,112,419	5.00%

5. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,425 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,133.

Annual Report

6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity High Income Central Investment Portfolio 1:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Investment Portfolio 1 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended September 30, 2006 and for the period from November 12, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Investment Portfolio 1 as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended September 30, 2006 and for the period from November 12, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of High Income Central Investment Portfolio 1 (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2004

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present) and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 2004

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Elction or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2004

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2004

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 2004

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of High Income Central Investment Portfolio 1. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Robert A. Lawrence (53)

Year of Election or Appointment: 2006

Vice President of High Income Central Investment Portfolio 1. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

Matt Conti (40)

Year of Election or Appointment: 2004

Vice President of High Income Central Investment Portfolio 1. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti worked as a research analyst and portfolio manager. Mr. Conti also serves as Vice President of FMR (2003) and FMR Co., Inc (2003).

Eric D. Roiter (57)

Year of Election or Appointment: 2004

Secretary of High Income Central Investment Portfolio 1. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2004

Assistant Secretary of High Income Central Investment Portfolio 1. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of High Income Central Investment Portfolio 1. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of High Income Central Investment Portfolio 1. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of High Income Central Investment Portfolio 1. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of High Income Central Investment Portfolio 1. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of High Income Central Investment Portfolio 1. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of High Income Central Investment Portfolio 1. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of High Income Central Investment Portfolio 1. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of High Income Central Investment Portfolio 1. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)

Year of Election or Appointment: 2004 Assistant Treasurer of High Income Central Investment Portfolio 1. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004 Assistant Treasurer of High Income Central Investment Portfolio 1. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2004

Assistant Treasurer of High Income Central Investment Portfolio 1. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of High Income Central Investment Portfolio 1. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of High Income Central Investment Portfolio 1. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on August 16, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Albert R. Gamper, Jr.
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Robert M. Gates
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
George H. Heilmeier
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Edward C. Johnson 3d
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Stephen P. Jonas
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
James H. KeyesB
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Ned C. Lautenbach
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
William O. McCoy
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Robert L. Reynolds
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Cornelia M. Small
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
William S. Stavropoulos
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Kenneth L. Wolfe
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

High Income Central Investment Portfolio 1

Each year, typically in June, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Directors concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Floating Rate Central
Investment Portfolio

Annual Report

September 30, 2006

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

FR1-ANN-1106 446295.1.0
1.814672.101

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2006	Past 1 year	Life of FundA
Fidelity® Floating Rate Central Investment Portfolio	6.57%	6.18%

A From December 15, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Floating Rate Central Investment Portfolio on December 15, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the CSFB Leveraged Loan Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Harley Lank, Portfolio Manager of Fidelity® Floating Rate Central Investment Portfolio

A favorable investment environment helped the leveraged loan market post a gain for the 12-month period ending September 30, 2006, and the Credit Suisse First Boston (CSFB) Leveraged Loan Index rose 6.44%. Investors were drawn to the asset class by its low default rate and a rising London Interbank Offered Rate (LIBOR) that increased overall yields. The 90-day LIBOR rate, a common base rate for floating-rate loan coupons, began the 12-month period at 4.07% and increased to 5.37% by the end of September. With demand from collateralized loan obligations and hedge funds providing healthy liquidity, heavy new issuance by private-equity investors looking to complete leveraged buyouts and loan refinancings was easily absorbed. New issues in the first half of the period had attractive quality characteristics. However, in the second half, investors witnessed more issues coming to market with less-compelling features, including higher leverage. As a result, the tightening yield spreads witnessed in the first part of the period reversed course and widened modestly. According to Standard & Poor's®, the average new-issue yield spread for a BB-rated loan increased approximately 15 basis points (0.15%) by the end of the period.

The portfolio returned 6.57% during the past year, outpacing the CSFB index. It is important to note the CSFB index is not actively maintained and does not purport to reflect coupon changes or partial loan repayments that may occur during the life of the loan. In addition, investors are unable to purchase many of the issues included in the index. Turning to the portfolio, strong security selection in automotive - among other areas - helped it outperform the index, including a significant position in Ford Motor Credit. At the height of market speculation about Ford's and General Motors' ability to avoid bankruptcy, I purchased short-maturity loans in Ford Motor Credit. Our research showed this Ford finance subsidiary to be a thriving, vibrant entity with a good balance sheet and strong asset coverage. Also benefiting performance was my underweighting in Adelphia Communications and effective trading in US Airways. Conversely, a small position in MagnaChip Semiconductor's floating-rate notes detracted from results. While the notes lost value in reaction to lackluster performance posted by the company, I believed these securities would recover and continued to own them. Our holdings in commodity brokerage Refco, which filed for Chapter 11 bankruptcy after disclosing corporate fraud, also hurt performance versus the index, as did not owning bankrupt power producer Calpine. Refco was sold during the period.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 to September 30, 2006
Actual	$ 1,000.00	$ 1,030.60	$ .04**
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.03	$ .04**

* Expenses are equal to the Fund's annualized expense ratio of .008%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**If contractual expense limitations effective July 1, 2006 had been in effect during the entire period, the annualized expense ratio would have been .0008% and the expenses paid in the actual and hypothetical examples above would have been $.00 and $.00, respectively.

Annual Report

Fidelity Floating Rate Central Investment Portfolio

Investment Changes

Top Five Holdings as of September 30, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co.	3.4	3.9
CSC Holdings, Inc.	1.9	3.3
Stone Energy Corp.	1.6	0.0
Georgia-Pacific Corp.	1.5	2.6
Crown Castle Operating Co.	1.3	0.0
	9.7
Top Five Market Sectors as of September 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	8.8	10.3
Telecommunications	7.3	4.9
Technology	6.2	7.6
Automotive	6.0	8.9
Cable TV	5.7	9.6
Quality Diversification (% of fund's net assets)
As of September 30, 2006	As of March 31, 2006

Asset Allocation (% of fund's net assets)
As of September 30, 2006 *	As of March 31, 2006 **

Annual Report

Fidelity Floating Rate Central Investment Portfolio

Investments September 30, 2006

Showing Percentage of Net Assets

Floating Rate Loans (c) - 78.9%
	Principal Amount	Value (Note 1)
Aerospace - 1.4%
BE Aerospace, Inc. term loan B 7.155% 8/24/12 (b)	$ 2,130,000	$ 2,132,663
DRS Technologies, Inc. term loan 6.9248% 1/31/13 (b)	6,238,650	6,246,448
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 7.7481% 12/31/11 (b)	1,372,625	1,379,488
Transdigm, Inc. term loan 7.3888% 6/23/13 (b)	8,940,000	8,973,525
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.58% 9/29/13 (b)	1,600,000	1,610,000
Tranche 2LN, term loan 11.125% 3/28/14 (b)	570,000	579,263
		20,921,387
Air Transportation - 0.9%
Delta Air Lines, Inc. Tranche B, term loan 10.0225% 3/16/08 (b)	1,030,000	1,055,750
UAL Corp.:
Tranche B, term loan 9.25% 2/1/12 (b)	5,223,750	5,295,577
Tranche DD, term loan 9.125% 2/1/12 (b)	746,250	756,511
US Airways Group, Inc. term loan 8.8669% 3/31/11 (b)	6,970,000	7,004,850
		14,112,688
Automotive - 2.4%
AM General LLC:
LOC 10.25% 9/30/12 (b)	322,581	324,194
term loan B 10.25% 9/30/13 (b)	9,677,419	9,725,806
Dana Corp. term loan 7.65% 4/13/08 (b)	1,710,000	1,703,588
Delphi Corp. Tranche B, term loan 8.125% 10/8/07 (b)	5,510,000	5,551,325
Federal-Mogul Financing Trust term loan 7.375% 12/9/06 (b)	1,300,000	1,298,375
Goodyear Tire & Rubber Co.:
Tranche 1, Credit-Linked Deposit 7.07% 4/30/10 (b)	2,060,000	2,060,000
Tranche 2, term loan 7.9544% 4/30/10 (b)	1,480,000	1,492,950
Travelcenters of America, Inc. Tranche B, term loan 7.116% 12/1/11 (b)	7,857,464	7,847,642
TRW Automotive Holdings Corp. Tranche B, term loan 7.1875% 6/30/12 (b)	2,749,780	2,742,905
Visteon Corp. term loan 8.61% 6/13/13 (b)	4,000,000	3,995,000
		36,741,785
Floating Rate Loans (c) - continued
	Principal Amount	Value (Note 1)
Banks and Thrifts - 0.3%
Charter Municipal Mortgage Acceptance Co. term loan 7.9% 8/15/12 (b)	$ 5,000,000	$ 5,012,500
Broadcasting - 1.6%
Barrington Broadcasting LLC/Corp. term loan 7.6538% 8/12/13 (b)	7,000,000	7,026,250
Entravision Communication Corp. term loan 7.01% 3/29/13 (b)	3,970,000	3,960,075
Gray Television, Inc. Tranche B, term loan 7.01% 11/22/12 (b)	821,607	818,526
Nexstar Broadcasting, Inc. Tranche B, term loan 7.1169% 10/1/12 (b)	5,534,616	5,513,861
Spanish Broadcasting System, Inc. Tranche 1, term loan 7.12% 6/10/12 (b)	1,551,375	1,549,436
VNU, Inc. term loan 8.19% 8/9/13 (b)	6,000,000	5,992,500
		24,860,648
Building Materials - 0.4%
Masonite International Corp. term loan 7.8922% 4/5/13 (b)	3,432,837	3,364,180
NCI Building Systems, Inc. Tranche B, term loan 6.71% 6/18/10 (b)	424,955	423,892
Quality Home Brands Holdings LLC Tranche 1, term loan 8.1398% 12/20/12 (b)	2,975,050	2,989,925
		6,777,997
Cable TV - 5.5%
Cebridge Connections, Inc. Tranche 2, term loan 10.4888% 10/30/07 (b)	3,000,000	2,977,500
Charter Communications Operating LLC Tranche B, term loan 8.125% 4/28/13 (b)	16,000,000	16,080,000
CSC Holdings, Inc. Tranche B, term loan 7.1832% 3/29/13 (b)	28,927,500	28,782,863
DIRECTV Holdings LLC Tranche B, term loan 6.8263% 4/13/13 (b)	7,223,426	7,218,911
Liberty Cablevision of Puerto Rico LTC term loan 7.65% 3/1/13 (b)	1,492,500	1,492,500
NTL Cable PLC Tranche B, term loan 7.32% 1/10/13 (b)	4,140,000	4,150,350
San Juan Cable, Inc. Tranche 1, term loan 7.3537% 10/31/12 (b)	5,505,912	5,505,912
UPC Broadband Holding BV:
Tranche J2, term loan 7.64% 3/31/13 (b)	6,470,000	6,457,869
Floating Rate Loans (c) - continued
	Principal Amount	Value (Note 1)
Cable TV - continued
Tranche K2, term loan 7.64% 12/31/13 (b)	$ 6,470,000	$ 6,457,869
Wide Open West Finance LLC Tranche 1, term loan 7.7333% 4/28/13 (b)	6,390,000	6,390,000
		85,513,774
Capital Goods - 2.3%
Alliance Laundry Systems LLC term loan 7.6325% 1/27/12 (b)	1,833,702	1,845,163
Amsted Industries, Inc.:
term loan 7.4647% 4/5/13 (b)	3,633,204	3,624,121
Tranche DD, term loan 4/5/13 (b)(d)	2,333,333	2,292,500
Ashtead Group PLC term loan 7.14% 8/31/11 (b)	6,000,000	5,992,500
Chart Industries, Inc. Tranche B, term loan 7.5625% 10/17/12 (b)	340,000	341,488
Flowserve Corp. term loan 6.8806% 8/10/12 (b)	1,198,432	1,196,934
Invensys International Holding Ltd.:
term loan 7.4459% 12/15/10 (b)	1,656,000	1,660,140
Tranche B, term loan 7.3984% 1/15/11 (b)	1,794,000	1,798,485
Mueller Group, Inc. term loan 7.4368% 10/3/12 (b)	506,482	508,065
NACCO Materials Handling Group, Inc. term loan 7.3578% 3/21/13 (b)	2,400,000	2,388,000
Rexnord Corp. Tranche B, term loan 8.0605% 7/19/13 (b)	6,000,000	6,052,500
Sensata Technologies BV term loan 7.2387% 4/27/13 (b)	2,728,163	2,711,111
Terex Corp. term loan 7.1169% 7/14/13 (b)	2,753,100	2,756,541
Walter Industries, Inc. term loan 7.1816% 10/3/12 (b)	438,937	438,937
Wastequip, Inc.:
Tranche B, term loan 7.5744% 7/15/11 (b)(d)	710,000	710,000
Tranche B1, term loan 7.5744% 7/15/11 (b)	955,110	955,110
		35,271,595
Chemicals - 1.6%
Basell USA, Inc.:
Tranche B2, term loan 7.5744% 8/1/13 (b)	190,000	191,663
Tranche C2, term loan 8.3244% 8/1/14 (b)	190,000	191,663
Celanese Holding LLC term loan 7.3669% 4/6/11 (b)	2,169,939	2,178,076
Hexion Specialty Chemicals, Inc. term loan 7.5282% 5/5/13 (b)	4,997,769	4,941,544
Huntsman International LLC Tranche B, term loan 7.08% 8/16/12 (b)	1,359,713	1,358,014
INEOS US Finance:
Tranche B, term loan 7.6111% 1/31/13 (b)	1,520,000	1,537,100
Tranche C, term loan 8.1111% 1/31/14 (b)	1,520,000	1,537,100
Floating Rate Loans (c) - continued
	Principal Amount	Value (Note 1)
Chemicals - continued
ISP Chemco, Inc. Tranche B, term loan 7.4888% 2/16/13 (b)	$ 2,985,000	$ 2,985,000
Lyondell Chemical Co. term loan 7.11% 8/13/13 (b)	5,000,000	5,012,500
PQ Corp. term loan 7.375% 2/11/12 (b)	3,250,500	3,250,500
Solutia, Inc. Tranche B, term loan 8.96% 3/31/07 (b)	1,080,000	1,082,700
		24,265,860
Consumer Products - 1.4%
American Safety Razor Co. term loan 7.8711% 7/31/13 (b)	1,675,800	1,692,558
Central Garden & Pet Co. Tranche B, term loan 6.83% 9/12/12 (b)	2,626,800	2,623,517
Fender Musical Instrument Corp. Tranche B1, term loan 7.87% 3/30/12 (b)	639,269	644,064
NPI Merger Corp. term loan 7.3669% 4/26/13 (b)	6,169,000	6,176,711
Revlon Consumer Products Corp. term loan 11.4% 7/9/10 (b)	566,310	584,007
Simmons Bedding Co. Tranche D, term loan 7.4028% 12/19/11 (b)	4,605,046	4,633,828
Sports Authority, Inc. Tranche B, term loan 7.616% 5/3/13 (b)	5,905,000	5,860,713
		22,215,398
Containers - 1.4%
BWAY Corp. Tranche B, term loan 7.125% 7/17/13 (b)	5,984,211	5,991,691
Crown Holdings, Inc.:
term loan B 7.2494% 11/15/12 (b)	2,000,000	2,002,500
Tranche B, term loan 7.08% 11/15/12 (b)	11,350,000	11,364,188
Graham Packaging Holdings Co. Tranche B, term loan 7.8125% 10/4/11 (b)	518,684	519,980
Owens-Brockway Glass Container, Inc. Tranche B, term loan 7.08% 6/14/13 (b)	2,310,000	2,310,000
		22,188,359
Diversified Financial Services - 1.7%
AWAS Aviation Acquisitions Ltd.:
Tranche 1, term loan 7.1875% 3/15/13 (b)	2,803,608	2,733,518
Tranche 2, term loan 11.4375% 3/15/13 (b)	1,489,682	1,497,130
iPayment, Inc. term loan 7.6122% 5/10/13 (b)	4,975,000	4,962,563
LPL Holdings, Inc. Tranche B, term loan 8.3015% 6/28/13 (b)	3,970,000	4,009,700
Newkirk Master LP Tranche B, term loan 7.08% 8/11/08 (b)	475,864	475,270
Floating Rate Loans (c) - continued
	Principal Amount	Value (Note 1)
Diversified Financial Services - continued
Oppenheimer Holdings, Inc. term loan 8.12% 7/31/13 (b)	$ 4,987,500	$ 5,012,438
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 6.9725% 4/18/12 (b)	4,351,747	4,351,747
Tranche C, term loan 7.0646% 4/18/12 (b)	2,522,606	2,522,606
		25,564,972
Diversified Media - 1.3%
Advantage Sales & Marketing LLC term loan 7.4348% 3/29/13 (b)	2,268,600	2,257,257
Affinion Group, Inc. Tranche B, term loan 8.1738% 10/17/12 (b)	4,756,098	4,773,933
LBI Media, Inc. Tranche B, term loan 6.7631% 3/31/12 (b)	428,925	422,491
Muzak Holdings LLC term loan 10.24% 4/15/08 (b)	4,974,811	5,012,122
NextMedia Operating, Inc.:
Tranche 1, term loan 7.33% 11/18/12 (b)	613,800	609,964
Tranche 2, term loan 9.83% 11/18/13 (b)	3,000,000	3,015,000
Quebecor Media, Inc. Tranche B, term loan 7.5069% 1/17/13 (b)	2,567,100	2,576,727
R.H. Donnelley Corp.:
Tranche A4, term loan 6.6812% 12/31/09 (b)	535,175	528,486
Tranche D1, term loan 6.8819% 6/30/11 (b)	1,498,561	1,483,575
		20,679,555
Electric Utilities - 5.4%
Coleto Creek WLE LP:
LOC 8.0169% 6/28/13 (b)	1,082,803	1,077,389
term loan 8.1169% 6/28/13 (b)	15,877,404	15,798,017
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 7.6206% 6/24/12 (b)	3,142,782	3,158,496
term loan 7.6205% 6/24/12 (b)	2,252,122	2,263,383
Dynegy Holdings, Inc.:
Tranche B, term loan 7.08% 1/31/12 (b)	6,000,000	5,985,000
7.15% 4/19/12 (b)	6,000,000	5,992,500
LSP Gen Finance Co. LLC:
Tranche 2, term loan 8.8669% 5/4/14 (b)	480,000	483,600
Tranche B1, term loan 7.1169% 5/4/13 (b)(d)	9,414,760	9,391,223
Mirant North America LLC term loan 7.0744% 1/3/13 (b)	8,088,975	8,058,641
NRG Energy, Inc.:
Credit-Linked Deposit 7.3669% 2/1/13 (b)	1,856,631	1,865,914
term loan 7.3669% 2/1/13 (b)	8,102,652	8,143,166
Floating Rate Loans (c) - continued
	Principal Amount	Value (Note 1)
Electric Utilities - continued
O&M Star Generation LLP:
term loan 8.3281% 7/28/14 (b)	$ 7,500,000	$ 7,537,500
8.3281% 7/28/14 (b)	500,000	502,500
Plum Point Energy Association LLC:
Credit-Linked Deposit 8.6169% 3/14/14 (b)	971,429	976,286
term loan 8.6169% 3/14/14 (b)	3,578,383	3,596,275
Primary Energy Finance LLC term loan 7.3244% 8/24/12 (b)	2,621,605	2,621,605
Reliant Energy, Inc.:
term loan 7.705% 4/30/10 (b)	361,040	361,040
Tranche B2, term loan 7.655% 4/30/10 (b)	2,364,835	2,361,879
Thermal North America, Inc. term loan 7.08% 10/12/13 (b)	2,857,551	2,850,407
		83,024,821
Energy - 3.4%
Alon USA, Inc. term loan 7.9052% 6/22/13 (b)	2,180,000	2,196,350
Boart Longyear Holdings, Inc. Tranche 1, term loan 10.25% 7/28/12 (b)	4,752,050	4,752,050
Citgo Petroleum Corp. Tranche B, term loan 6.7031% 11/15/12 (b)	1,836,125	1,833,830
Eagle Rock Gas Gathering & Processing Ltd. term loan 7.65% 12/1/10 (b)	2,960,513	2,960,513
El Paso Corp. 7.43% 7/31/11 (b)	6,795,000	6,811,988
Energy Transfer Equity LP term loan 7.5% 2/8/12 (b)	5,000,000	5,006,250
Helix Energy Solutions Group, Inc. term loan 7.4918% 7/1/13 (b)	5,000,000	4,990,625
Key Energy Services, Inc. Tranche B, term loan 8.9214% 6/30/12 (b)	4,198,275	4,214,019
LB Pacific LP term loan 8.0744% 3/3/12 (b)	3,940,000	3,940,000
Petroleum Geo-Services ASA term loan 7.6064% 12/16/12 (b)	1,150,319	1,157,509
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.4919% 10/31/12 (b)	1,677,696	1,690,279
term loan:
7.616% 10/31/07 (b)	1,000,000	1,000,000
7.6442% 10/31/12 (b)	6,920,497	6,972,401
Universal Compression, Inc. term loan 6.87% 2/15/12 (b)	1,044,900	1,043,594
Vulcan/Plains Resources, Inc. term loan 6.8994% 8/12/11 (b)	513,188	512,546
Floating Rate Loans (c) - continued
	Principal Amount	Value (Note 1)
Energy - continued
W&T Offshore, Inc. Tranche B, term loan 7.65% 5/26/10 (b)	$ 3,120,000	$ 3,129,750
		52,211,704
Entertainment/Film - 0.9%
AMC Entertainment, Inc. term loan 7.4494% 1/26/13 (b)	1,930,300	1,923,061
MGM Holdings II, Inc. Class A, term loan 8.7488% 4/8/11 (b)	8,500,000	8,383,125
Regal Cinemas Corp. term loan 7.116% 11/10/10 (b)	3,980,216	3,965,290
		14,271,476
Environmental - 1.4%
Aleris International, Inc. term loan 7.875% 8/1/13 (b)	4,987,500	4,993,734
Allied Waste Industries, Inc.:
term loan 7.21% 1/15/12 (b)	9,420,742	9,385,414
Tranche A, Credit-Linked Deposit 7.0581% 1/15/12 (b)	2,969,213	2,958,078
EnergySolutions, Inc.:
Credit-Linked Deposit 7.58% 6/7/13 (b)	157,233	158,412
term loan 7.7616% 6/7/13 (b)	4,800,008	4,836,008
		22,331,646
Food and Drug Retail - 0.7%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 8% 7/30/11 (b)	5,826,395	5,833,678
SUPERVALU, Inc. Tranche B, term loan 7.1875% 6/2/12 (b)	5,268,537	5,268,537
		11,102,215
Food/Beverage/Tobacco - 2.7%
Bolthouse Farms, Inc. Tranche 1, term loan 7.625% 12/16/12 (b)	5,659,081	5,694,450
Centerplate, Inc. term loan 8.74% 10/1/10 (b)	4,858,500	4,888,866
Commonwealth Brands, Inc. term loan 7.75% 12/22/12 (b)	2,811,750	2,822,294
Constellation Brands, Inc. Tranche B, term loan 6.9438% 6/5/13 (b)	5,833,333	5,855,208
Del Monte Corp. Tranche B, term loan 7.0364% 2/8/12 (b)	1,476,300	1,476,300
Mafco Worldwide Corp. term loan 7.3931% 12/8/11 (b)	2,265,018	2,270,681
Michael Foods, Inc. Tranche B, term loan 7.5407% 11/21/10 (b)	129,675	129,675
Floating Rate Loans (c) - continued
	Principal Amount	Value (Note 1)
Food/Beverage/Tobacco - continued
Pierre Foods, Inc. term loan B 7.5% 6/30/10 (b)	$ 2,770,000	$ 2,780,388
Reynolds American, Inc. Tranche B, term loan 7.3106% 5/31/12 (b)	14,962,500	15,074,719
		40,992,581
Gaming - 2.0%
Ameristar Casinos, Inc. term loan 6.90% 11/10/12 (b)	565,725	565,018
BLB Worldwide Holdings, Inc. Tranche 1, term loan 7.9256% 6/30/12 (b)	3,831,300	3,855,246
Green Valley Ranch Gaming LLC term loan 7.366% 12/17/11 (b)	2,154,131	2,151,439
Herbst Gaming, Inc. term loan 7.3719% 1/7/11 (b)	394,000	394,000
Isle of Capri Casinos, Inc. term loan 7.1722% 2/4/11 (b)	196,500	196,746
Kerzner International Ltd.:
term loan 8.39% 9/1/13 (b)	8,750,000	8,684,375
Class DD, term loan 8.39% 9/1/13 (b)(d)	5,250,000	5,210,625
Pinnacle Entertainment, Inc. Tranche B, term loan 7.33% 12/14/11 (b)	360,000	359,971
Venetian Casino Resort LLC Tranche B, term loan 7.12% 6/15/11 (b)	5,908,547	5,908,547
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 7.235% 8/15/13 (b)	2,820,000	2,827,050
		30,153,017
Healthcare - 8.7%
Accellent, Inc. term loan 7.4% 11/22/12 (b)	2,898,100	2,890,855
AmeriPath, Inc. Tranche B, term loan 7.39% 10/31/12 (b)	4,507,375	4,496,107
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.2772% 2/7/12 (b)	9,708,646	9,720,782
Community Health Systems, Inc. term loan 7.15% 8/19/11 (b)	5,904,710	5,897,329
CONMED Corp. Tranche B, term loan 7.33% 4/12/13 (b)	616,900	616,900
CRC Health Group, Inc. term loan 7.6169% 2/6/13 (b)	1,034,800	1,030,920
DaVita, Inc. Tranche B, term loan 7.5015% 10/5/12 (b)	16,031,956	16,092,076
DJO, Inc. Tranche B, term loan 7.0152% 4/7/13 (b)	401,100	399,596
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.7523% 3/31/12 (b)	17,910,000	17,753,288
Genoa Healthcare Group LLC Tranche 1, term loan 8.6181% 8/4/12 (b)	1,310,593	1,313,870
Floating Rate Loans (c) - continued
	Principal Amount	Value (Note 1)
Healthcare - continued
Golden Gate National Senior Care LLC Tranche 1, term loan 7.9602% 3/14/11 (b)	5,256,825	$ 5,276,538
HealthSouth Corp. term loan 8.58% 3/10/13 (b)	14,962,500	15,037,313
LifeCare Holdings, Inc. term loan 7.58% 8/11/12 (b)	3,233,668	3,039,648
LifePoint Hospitals, Inc. Tranche B, term loan 7.125% 4/15/12 (b)	3,064,304	3,045,152
Multiplan, Inc. term loan 7.35% 4/12/13 (b)	5,606,588	5,564,539
National Mentor, Inc.:
Credit-Linked Deposit 7.84% 6/29/13 (b)	282,143	283,554
Tranche B, term loan 7.8666% 6/29/13 (b)	4,706,062	4,729,593
National Renal Institutes, Inc. term loan 7.5813% 3/31/13 (b)	4,432,890	4,432,890
Orthofix International NV term loan 7.12% 9/22/13 (b)	6,330,000	6,337,913
Per-Se Technologies, Inc. Tranche B, term loan 7.5758% 12/21/12 (b)	3,540,230	3,553,506
Psychiatric Solutions, Inc. term loan 7.2297% 7/1/12 (b)	510,769	510,769
Quintiles Transnational Corp. Tranche B, term loan 7.37% 3/31/13 (b)	4,975,000	4,968,781
Renal Advantage, Inc. Tranche B, term loan 7.89% 9/30/12 (b)	3,948,765	3,958,637
Team Health, Inc. term loan 7.9% 11/22/12 (b)	4,803,700	4,827,719
U.S. Oncology, Inc. Tranche C, term loan 7.9375% 8/20/11 (b)	550,000	552,063
United Surgical Partners Holdings, Inc. term loan 7.1452% 6/7/13 (b)	2,992,500	2,996,241
Vicar Operating, Inc. term loan 6.875% 5/16/11 (b)	5,541,331	5,541,331
		134,867,910
Homebuilding/Real Estate - 2.6%
Capital Automotive (REIT) Tranche B, term loan 7.08% 12/16/10 (b)	17,721,432	17,765,735
General Growth Properties, Inc. Tranche A1, term loan 6.58% 2/24/10 (b)	10,000,000	9,887,500
Lion Gables Realty LP term loan 7.08% 3/31/07 (b)	342,737	342,737
Maguire Properties, Inc. Tranche B, term loan 7.08% 3/15/10 (b)	1,855,556	1,853,236
North Las Vegas/Olympia Group Tranche 1, term loan 8.1169% 5/9/11 (b)	2,139,250	2,096,465
Shea Mountain House LLC Tranche B, term loan 7.33% 5/11/11 (b)	2,417,850	2,357,404
Trizec Properties, Inc. term loan 6.775% 5/2/07 (b)	6,280,000	6,272,150
		40,575,227
Floating Rate Loans (c) - continued
	Principal Amount	Value (Note 1)
Hotels - 0.1%
Hilton Hotels Corp. Tranche B, term loan 6.7246% 2/22/13 (b)	$ 1,135,740	$ 1,134,320
Leisure - 1.5%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 8.0547% 6/8/12 (b)	2,985,000	3,003,656
Century Theaters, Inc. Tranche B, term loan 7.275% 3/1/13 (b)	870,000	870,000
Easton Bell Sports, Inc. Tranche B, term loan 7.08% 3/16/12 (b)	2,437,750	2,434,703
London Arena & Waterfront Finance LLC Tranche A, term loan 8.89% 3/8/12 (b)	3,611,850	3,629,909
Mega Brands, Inc. Tranche B, term loan 7.1978% 7/26/12 (b)	435,600	436,145
Six Flags Theme Park, Inc. Tranche B1, term loan 8.7299% 6/30/09 (b)	7,992,347	8,072,270
Southwest Sports Group, Inc. Tranche B, term loan 7.875% 12/22/10 (b)	5,000,000	4,975,000
		23,421,683
Metals/Mining - 0.6%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 7.1169% 10/26/12 (b)	1,161,225	1,161,225
Compass Minerals Tranche B, term loan 6.9742% 12/22/12 (b)	5,769,847	5,755,422
Murray Energy Corp. Tranche 1, term loan 8.4% 1/28/10 (b)	492,500	496,194
Novelis, Inc. term loan 7.7175% 1/7/12 (b)	2,187,692	2,190,427
		9,603,268
Paper - 2.3%
Cumberland Farms, Inc. term loan 7.37% 9/25/13 (b)	5,000,000	5,018,750
Georgia-Pacific Corp.:
Tranche 2, term loan 8.39% 12/23/13 (b)	10,000,000	10,100,000
Tranche B1, term loan 7.3903% 12/23/12 (b)	11,914,975	11,937,316
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.408% 11/1/10 (b)	655,111	656,749
Tranche B, term loan 7.659% 11/1/11 (b)	3,122,680	3,130,487
Tranche C, term loan 7.6673% 11/1/11 (b)	1,903,691	1,908,450
Tranche C1, term loan 7.625% 11/1/11 (b)	497,821	500,932
Xerium Technologies, Inc. Tranche B, term loan 7.6169% 5/18/12 (b)	1,459,832	1,454,357
		34,707,041
Floating Rate Loans (c) - continued
	Principal Amount	Value (Note 1)
Publishing/Printing - 1.7%
Cenveo Corp. term loan 7.3846% 6/21/13 (b)	$ 1,850,000	$ 1,852,313
Dex Media West LLC/Dex Media West Finance Co.:
Tranche B, term loan 6.8706% 3/9/10 (b)	9,701,450	9,616,562
Tranche B1, term loan 6.6365% 3/10/10 (b)	4,080,585	4,044,880
Newspaper Holdings, Inc. Tranche B, term loan 6.9375% 8/24/12 (b)	370,000	366,300
PRIMEDIA, Inc. Tranche B, term loan 7.58% 9/30/13 (b)	3,138,300	3,114,763
Yell Group PLC term loan B1 7.3244% 2/10/13 (b)	7,120,000	7,146,700
		26,141,518
Railroad - 1.0%
Helm Holding Corp. Tranche 1, term loan 7.9004% 7/8/11 (b)	1,164,663	1,167,574
Kansas City Southern Railway Co. Tranche B, term loan 7.1485% 4/28/13 (b)	11,214,484	11,242,520
RailAmerica, Inc. term loan 7.4375% 9/29/11 (b)	2,880,726	2,891,529
		15,301,623
Restaurants - 1.9%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.6493% 7/25/12 (b)	3,620,968	3,625,494
Burger King Corp. Tranche B1, term loan 6.875% 6/30/12 (b)	2,907,636	2,904,001
Del Taco Tranche B, term loan 7.62% 3/29/13 (b)	5,926,290	5,941,105
Domino's, Inc. term loan 6.8804% 6/25/10 (b)	4,223,469	4,218,189
Jack in the Box, Inc. term loan 6.9447% 1/8/11 (b)	3,086,094	3,078,378
Landry's Seafood Restaurants, Inc. term loan 7.1201% 12/28/10 (b)	4,424,173	4,418,642
NPC International, Inc. term loan 7.0996% 5/3/13 (b)	2,303,500	2,286,224
Sonic Corp. term loan 7.32% 9/14/13 (b)	3,427,200	3,444,336
		29,916,369
Services - 4.8%
Acosta, Inc. term loan 8.08% 7/28/13 (b)	2,000,000	2,020,000
Allied Security Holdings LLC term loan 8.37% 6/30/10 (b)	2,010,818	2,020,872
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 6.75% 4/19/12 (b)	11,958,143	11,883,404
Coinmach Corp. Tranche B1, term loan 7.9007% 12/19/12 (b)	5,933,000	5,977,498
Floating Rate Loans (c) - continued
	Principal Amount	Value (Note 1)
Services - continued
Coinstar, Inc. term loan 7.51% 7/1/11 (b)	$ 749,556	$ 753,303
DynCorp term loan 7.7498% 2/11/11 (b)	6,463,617	6,495,935
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 9.75% 5/23/13 (b)	9,975,000	10,037,344
Hertz Corp.:
Credit-Linked Deposit 7.64% 12/21/12 (b)	666,667	670,833
Tranche B, term loan 7.6704% 12/21/12 (b)	5,310,036	5,343,223
Iron Mountain, Inc.:
term loan 7.0938% 4/2/11 (b)	4,912,500	4,912,500
Tranche C, term loan 7.1563% 4/2/11 (b)	3,675,244	3,675,244
NES Rentals Holdings, Inc. Tranche 2, term loan 12.125% 7/21/13 (b)	3,000,000	3,015,000
Rural/Metro Corp.:
Credit-Linked Deposit 7.43% 3/4/11 (b)	2,671,273	2,674,612
term loan 7.5232% 3/4/11 (b)	4,687,225	4,693,084
Sedgwick CMS Holdings, Inc. Tranche B, term loan 7.6167% 1/31/13 (b)	1,277,266	1,275,670
United Rentals, Inc.:
term loan 7.32% 2/14/11 (b)	1,271,991	1,273,581
Tranche B, Credit-Linked Deposit 7.3081% 2/14/11 (b)	575,996	576,716
US Investigations Services, Inc.:
term loan 7.89% 10/14/12 (b)	6,412,889	6,428,922
term loan D 7.89% 10/14/12 (b)	720,000	720,000
		74,447,741
Shipping - 0.5%
Baker Tanks, Inc.:
term loan 11/23/12 (b)(d)	98,572	98,572
Tranche B, term loan 7.8424% 11/23/12 (b)	815,267	819,344
Laidlaw International, Inc. Class B, term loan 7.1169% 7/31/13 (b)	6,423,900	6,464,049
		7,381,965
Steels - 0.0%
John Maneely Co. term loan 8.5106% 3/24/13 (b)	528,055	530,695
Super Retail - 2.5%
Buhrmann US, Inc. Class D1, term loan 7.075% 12/31/10 (b)	5,000,000	4,993,750
Burlington Coat Factory Warehouse Corp. term loan 7.53% 5/28/13 (b)	4,975,000	4,825,750
Floating Rate Loans (c) - continued
	Principal Amount	Value (Note 1)
Super Retail - continued
FTD, Inc. term loan 7.41% 7/28/13 (b)	$ 570,000	$ 571,425
J. Crew Group, Inc. term loan 7.74% 5/15/13 (b)	7,605,263	7,605,263
Neiman Marcus Group, Inc. term loan 7.8906% 4/6/13 (b)	4,746,835	4,782,437
Oriental Trading Co., Inc.:
term loan 2 11.47% 1/31/14 (b)	2,000,000	2,000,000
Tranche 1, term loan 8.1867% 7/31/13 (b)	3,990,000	3,990,000
The Pep Boys - Manny, Moe & Jack term loan 8.32% 1/27/11 (b)	368,150	369,991
Toys 'R' US, Inc. term loan 8.33% 12/9/08 (b)	9,000,000	8,988,750
		38,127,366
Technology - 5.4%
Activant Solutions Holdings, Inc. term loan 7.5% 5/2/13 (b)	4,975,000	4,925,250
Acxiom Corp. term loan 7.35% 9/15/12 (b)	5,000,000	5,006,250
Affiliated Computer Services, Inc.:
term loan 7.3888% 3/20/13 (b)	4,572,962	4,584,395
Tranche B2, term loan 7.395% 3/20/13 (b)	4,987,500	4,999,969
Eastman Kodak Co. term loan 7.6637% 10/18/12 (b)	3,989,925	3,999,899
Fidelity National Information Solutions, Inc. Tranche B, term loan 7.08% 3/9/13 (b)	5,363,000	5,366,352
Infor Global Solutions Tranche 7, term loan 9.12% 7/28/12 (b)	6,000,000	6,045,000
IPC Acquisition Corp.:
Class 2, term loan 11.8669% 9/25/14 (b)	4,420,000	4,447,625
Class B1, term loan 7.6688% 9/25/13 (b)	2,420,000	2,432,100
ON Semiconductor Corp. Tranche H, term loan 7.62% 12/15/11 (b)	2,668,812	2,675,484
Open Solutions, Inc.:
Tranche 1, term loan 7.9% 6/14/11 (b)	3,023,449	3,042,345
Tranche 2, term loan 11.9% 12/14/11 (b)	2,000,000	2,055,000
Serena Software, Inc. term loan 7.41% 3/10/13 (b)	8,218,750	8,218,750
SS&C Technologies, Inc. term loan 7.8698% 11/23/12 (b)	2,322,450	2,334,062
SunGard Data Systems, Inc. Tranche B, term loan 7.9994% 2/10/13 (b)	17,804,924	17,960,717
Targus Group International, Inc. Tranche 1B, term loan 8.2969% 11/21/12 (b)	4,926,974	4,828,434
UGS Holdings, Inc. Tranche C, term loan 7.235% 3/31/12 (b)	408,276	407,766
		83,329,398
Floating Rate Loans (c) - continued
	Principal Amount	Value (Note 1)
Telecommunications - 6.0%
Alaska Communications Systems Holding term loan:
7.1169% 2/1/12 (b)	$ 7,100,000	$ 7,091,125
7.1169% 2/1/12 (b)	1,000,000	998,750
American Cellular Corp.:
term loan B 7.58% 8/7/13 (b)	815,000	818,056
term loan DD 7.63% 8/7/13 (b)(d)	815,000	811,944
Centennial Cellular Operating Co. LLC term loan 7.6156% 2/9/11 (b)	4,000,000	4,020,000
Consolidated Communications, Inc. Tranche D, term loan 7.3771% 10/14/11 (b)	6,000,000	5,985,000
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (b)	20,070,000	20,070,000
Digicel International Finance Ltd. term loan 7.875% 7/31/13 (b)	7,000,000	7,000,000
Intelsat Ltd. Tranche B, term loan 7.7581% 7/3/13 (b)	8,000,000	8,050,000
Knology, Inc. Tranche B, term loan 7.9832% 6/29/10 (b)	994,660	999,633
Leap Wireless International, Inc. Tranche B, term loan 8.1169% 6/16/13 (b)	4,688,250	4,729,272
Madison River Capital LLC/Madison River Finance Corp. Tranche B1, term loan 7.73% 7/29/12 (b)	1,270,000	1,274,763
NTELOS, Inc. Tranche B1, term loan 7.58% 8/24/11 (b)	7,677,549	7,677,549
PanAmSat Corp. Tranche B2, term loan 8.0081% 1/3/14 (b)	8,000,000	8,065,000
Trilogy Tranche 1, term loan 9.375% 6/30/12 (b)	5,000,000	5,037,500
Windstream Corp. Class B, term loan 7.26% 7/17/13 (b)	10,000,000	10,037,500
		92,666,092
Textiles & Apparel - 0.6%
Hanesbrands, Inc.:
term loan 9.125% 3/5/14 (b)	3,000,000	3,071,250
term loan B1 7.625% 9/5/13 (b)	5,000,000	5,031,250
William Carter Co. term loan 6.8537% 6/29/12 (b)	667,928	666,258
		8,768,758
TOTAL FLOATING RATE LOANS (Cost $1,220,268,874)		1,219,134,952
Nonconvertible Bonds - 11.3%
	Principal Amount	Value (Note 1)
Air Transportation - 0.2%
Continental Airlines, Inc. 8.5225% 6/2/13 (b)	$ 3,000,000	$ 3,007,500
Automotive - 3.6%
Ford Motor Credit Co.:
6.34% 3/21/07 (b)	5,000,000	4,987,500
6.3663% 11/16/06 (b)	33,000,000	32,979,197
9.9569% 4/15/12 (b)	13,700,000	14,282,250
General Motors Acceptance Corp. 6.5388% 9/23/08 (b)	3,000,000	2,980,893
		55,229,840
Broadcasting - 0.3%
Paxson Communications Corp. 8.7569% 1/15/12 (a)(b)	5,000,000	5,075,000
Cable TV - 0.2%
EchoStar DBS Corp. 8.6216% 10/1/08 (b)	2,500,000	2,525,000
Consumer Products - 0.0%
NPI Merger Corp. 9.23% 10/15/13 (a)(b)	260,000	267,475
Diversified Financial Services - 1.1%
Residential Capital Corp.:
6.6069% 4/17/09 (b)	5,000,000	5,035,600
6.7419% 6/29/07 (b)	5,000,000	5,027,330
7.3369% 4/17/09 (a)(b)	7,000,000	7,017,500
		17,080,430
Energy - 2.0%
El Paso Performance-Linked Trust 7.75% 7/15/11 (a)	6,000,000	6,150,000
Stone Energy Corp.:
6.75% 12/15/14	19,762,000	19,613,785
8.24% 7/15/10 (a)(b)	5,000,000	4,956,250
		30,720,035
Gaming - 0.3%
Chukchansi Economic Development Authority 8.78% 11/15/12 (a)(b)	5,000,000	5,150,000
Healthcare - 0.1%
Ventas Realty LP 6.75% 4/1/17	1,000,000	1,001,250
Metals/Mining - 0.8%
FMG Finance Pty Ltd. 9.405% 9/1/11 (a)(b)	7,000,000	6,615,000
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	5,000,000	5,318,750
		11,933,750
Services - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.905% 5/15/14 (a)(b)	310,000	302,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Super Retail - 0.6%
GSC Holdings Corp./Gamestop, Inc. 9.3831% 10/1/11 (b)	$ 7,000,000	$ 7,271,250
Linens 'n Things, Inc./Linens 'n Things Center, Inc. 11.1319% 1/15/14 (a)(b)	3,000,000	2,891,250
		10,162,500
Technology - 0.8%
Avago Technologies Finance Ltd. 10.9% 6/1/13 (a)(b)	5,000,000	5,237,500
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.64% 12/15/11 (b)	3,000,000	2,527,500
Nortel Networks Corp. 9.73% 7/15/11 (a)(b)	3,680,000	3,790,400
SunGard Data Systems, Inc. 9.9725% 8/15/13 (b)	1,090,000	1,128,150
		12,683,550
Telecommunications - 1.3%
Intelsat Ltd. 11.64% 6/15/13 (a)(b)	2,000,000	2,105,000
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (b)	4,395,000	4,449,938
Level 3 Financing, Inc. 11.8% 3/15/11 (b)	4,000,000	4,200,000
Qwest Corp. 8.64% 6/15/13 (b)	2,840,000	3,038,800
Rogers Communications, Inc. 8.515% 12/15/10 (b)	6,000,000	6,142,500
		19,936,238
TOTAL NONCONVERTIBLE BONDS (Cost $174,919,097)		175,074,818
Cash Equivalents - 14.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 5.4%, dated 9/29/06 due 10/2/06)(e)	$ 215,571,877	$ 215,475,000
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 5.08%, dated 9/29/06 due 10/2/06)(e)	2,615,106	2,614,000
TOTAL CASH EQUIVALENTS (Cost $218,089,000)		218,089,000
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $1,613,276,971)		1,612,298,770
NET OTHER ASSETS - (4.3)%		(66,928,324)
NET ASSETS - 100%		$ 1,545,370,446
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,557,625 or 3.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of Floating Rate Loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(d) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $6,899,152 and $6,829,006, respectively. The coupon rate will be determined at time of settlement.

(e) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$215,475,000 due 10/02/2006 at 5.4%
Banc of America Securities LLC.	$ 78,775,874
Bank of America, National Association	12,213,314
Barclays Capital Inc.	34,792,421
BNP Paribas Securities Corp.	24,426,628
Countrywide Securities Corporation	23,283,498
Greenwich Capital Markets, Inc.	3,053,328
HSBC Securities (USA), Inc.	9,770,651
Morgan Stanley & Co. Incorporated.	22,441,964
WestLB AG	6,717,322
$ 215,475,000
Repurchase Agreement/ Counterparty	Value
$2,614,000 due 10/02/2006 at 5.08%
Banc of America Securities LLC.	$ 503,110
Barclays Capital Inc.	1,143,399
Merrill Lynch Government Securities, Inc.	967,491
$ 2,614,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006
Assets
Investment in securities, at value (including repurchase agreements of $218,089,000) - See accompanying schedule: Unaffiliated issuers (cost $1,613,276,971)		$ 1,612,298,770
Cash		6,177,459
Receivable for investments sold		4,971,587
Interest receivable		11,460,502
Total assets		1,634,908,318

Liabilities
Payable for investments purchased	$ 80,346,146
Distributions payable	9,144,895
Other affiliated payables	211
Other payables and accrued expenses	46,620
Total liabilities		89,537,872

Net Assets		$ 1,545,370,446
Net Assets consist of:
Paid in capital		$ 1,546,348,647
Net unrealized appreciation (depreciation) on investments		(978,201)
Net Assets, for 15,404,179 shares outstanding		$ 1,545,370,446
Net Asset Value, offering price and redemption price per share ($1,545,370,446 ÷ 15,404,179 shares)		$ 100.32

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2006
Investment Income
Interest (including $35,614 from affiliated interfund lending)		$ 64,940,336

Expenses
Custodian fees and expenses	$ 8,051
Independent directors' compensation	2,311
Audit	97,244
Legal	15,449
Interest	1,004
Miscellaneous	2,569
Total expenses before reductions	126,628
Expense reductions	(3,872)	122,756
Net investment income		64,817,580
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(756,885)
Change in net unrealized appreciation (depreciation) on investment securities		(3,619,545)
Net gain (loss)		(4,376,430)
Net increase (decrease) in net assets resulting from operations		$ 60,441,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2006	For the period December 15, 2004 (commencement of operations) to September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 64,817,580	$ 13,965,139
Net realized gain (loss)	(756,885)	(593,079)
Change in net unrealized appreciation (depreciation)	(3,619,545)	2,641,344
Net increase (decrease) in net assets resulting from operations	60,441,150	16,013,404
Distributions to partners from net investment income	(63,787,409)	(13,815,600)
Affiliated share transactions Proceeds from sales of shares	1,083,956,287	469,963,973
Cost of shares redeemed	(6,401,395)	(999,964)
Net increase (decrease) in net assets resulting from share transactions	1,077,554,892	468,964,009
Total increase (decrease) in net assets	1,074,208,633	471,161,813

Net Assets
Beginning of period	471,161,813	-
End of period	$ 1,545,370,446	$ 471,161,813
Other Information Shares
Sold	10,784,769	4,693,055
Redeemed	(63,705)	(9,940)
Net increase (decrease)	10,721,064	4,683,115

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

	Year ended September 30, 2006	Period ended September 30, 2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 100.61	$ 100.00
Income from Investment Operations
Net investment income D	6.947	4.001
Net realized and unrealized gain (loss)	(.538)	.396
Total from investment operations	6.409	4.397
Distributions to partners from net investment income	(6.699)	(3.787)
Net asset value, end of period	$ 100.32	$ 100.61
Total Return B, C	6.57%	4.47%
Ratios to Average Net Assets F
Expenses before reductions	.01%	.03% A
Expenses net of fee waivers, if any	.01%	.03% A
Expenses net of all reductions	.01%	.03% A
Net investment income	6.94%	5.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,545,370	$ 471,162
Portfolio turnover rate	43%	48% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 15, 2004 (commencement of operations) to September 30, 2005.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2006

1. Significant Accounting Policies.

Fidelity Floating Rate Central Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

On July 20, 2006, the Board of Directors approved a change in the name of the Fund from Fidelity Floating Rate Central Investment Portfolio to Fidelity Foating Rate Central Fund. This change will become effective November 29, 2006.

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,560,951
Unrealized depreciation	(5,213,283)
Net unrealized appreciation (depreciation)	$ (652,332)
Cost for federal income tax purposes	$ 1,612,951,102

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Annual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $1,298,761,237 and $371,253,115, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. Effective July 1, 2006, a new expense contract with FMR was approved by the Board of Directors, whereby FMR pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 9,622,034	4.59%

5. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $9,035,000. The weighted average interest rate was 4.00%. At period end, there were no bank borrowings outstanding.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,872.

Annual Report

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Floating Rate Central Investment Portfolio:

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Investment Portfolio (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended September 30, 2006 and for the period from December 15, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Floating Rate Central Investment Portfolio as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended September 30, 2006 and for the period from December 15, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 16, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy , each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Floaing Rate Central Investment Portfolio (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2004

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present) and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 2004

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2004

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2004

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 2004

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of Floating Rate Central Investment Portfolio. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Robert A. Lawrence (53)

Year of Election or Appointment: 2006

Vice President of Floating Rate Central Investment Portfolio. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

Harley Lank (38)

Year of Election or Appointment: 2004

Vice President of Floating Rate Central Investment Portfolio. Mr. Lank also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Lank worked as a portfolio analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 2004

Secretary of Floating Rate Central Investment Portfolio. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2004

Assistant Secretary of Floating Rate Central Investment Portfolio. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of Floating Rate Central Investment Portfolio. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Floating Rate Central Investment Portfolio. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Floating Rate Central Investment Portfolio. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Floating Rate Central Investment Portfolio. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Floating Rate Central Investment Portfolio. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Floating Rate Central Investment Portfolio. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Floating Rate Central Investment Portfolio. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Floating Rate Central Investment Portfolio. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)

Year of Election or Appointment: 2004

Assistant Treasurer of Floating Rate Central Investment Portfolio. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Floating Rate Central Investment Portfolio. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Floating Rate Central Investment Portfolio. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Floating Rate Central Investment Portfolio. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Floating Rate Central Investment Portfolio. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on August 16, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Albert R. Gamper, Jr.
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Robert M. Gates
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
George H. Heilmeier
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Edward C. Johnson 3d
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Stephen P. Jonas
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
James H. KeyesB
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Ned C. Lautenbach
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
William O. McCoy
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Robert L. Reynolds
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Cornelia M. Small
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
William S. Stavropoulos
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Kenneth L. Wolfe
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Floating Rate Central Investment Portfolio

Each year, typically in June, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Directors concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Tactical Income
Central Investment Portfolio

Annual Report

September 30, 2006

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

TP1-ANN-1106 446361.1.0
1.822351.101

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2006	Past 1 year	Life of Fund A
Fidelity® Tactical Income Central Investment Portfolio	4.54%	3.89%

A From December 17, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Tactical Income Central Investment Portfolio on December 17, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Tactical Income Central Investment Portfolio

A weak start, a strong finish and a modestly positive overall return highlighted investment-grade bond performance for the year ending September 30, 2006. Bonds sank in the first month of the period after Gulf Coast hurricanes sent energy prices soaring, prompting fears of a corresponding leap in inflation. However, core inflation readings - which strip out volatile food and energy prices - remained relatively benign. That, combined with an easing of oil prices, helped bonds rally between November and February. But the asset class fell again from March through May, partly as a result of continued interest rate hikes by the Federal Reserve Board. In all, the Fed raised interest rates six times during the past year. Bonds rose again from June through September, though, particularly after Fed Chairman Ben Bernanke hinted at a pause in its rate hike campaign, a prophecy soon realized when the central bank left rates unchanged at its August and September meetings. The late rally helped the debt market gain 3.67% for the 12-month period as a whole according to the Lehman Brothers® Aggregate Bond Index.

The fund returned 4.54% during the past year, solidly outperforming the Lehman Brothers index. Sector and security selection within the corporate bond segment were big pluses versus the index, as was an emphasis on securitized products - including collateralized mortgage obligations and asset-backed securities. The fund also was helped by its allocation to the Fidelity Ultra-Short Central Fund, a diversified pool of short-term assets designed to outperform cash-like investments with similar characteristics. The fund's yield-curve positioning contributed as well. As the 12 months began, I maintained a "barbell" strategy - meaning the fund was concentrated in shorter- and longer-maturity investments. This yield-curve positioning helped greatly during the fourth quarter of 2005. Early in 2006, I switched to a "bulleted" strategy - reducing exposure to short-term instruments and longer-dated bonds while buying two- and five-year maturities, which had been underperforming. The bulleted structure likely had a modest negative impact during the period's second half. Also curbing gains somewhat was the fund's underexposure to strong performing government agency securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Investments - continued

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 to September 30, 2006
Actual	$ 1,000.00	$ 1,040.10	$ .03*
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.04	$ .03*

* Expenses are equal to the Fund's annualized expense ratio of .0059%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** If contractual expense limitations effective July 1, 2006 had been in effect during the entire period, the annualized expense ratio would have been .0035% and the expenses paid in the actual and hypothetical examples above would have been $.02 and $.02, respectively.

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of September 30, 2006 *	As of March 31, 2006 **

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Duration as of September 30, 2006
6 months ago
Years	4.1	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of September 30, 2006 *	As of March 31, 2006 **

*** Short-Term and Net Other Assets are not included in the pie chart.

Annual Report

Investments September 30, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.6%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 7,615,490
5.875% 3/15/11	12,095,000	12,110,893
		19,726,383
Automobiles - 0.3%
Ford Motor Co.:
6.375% 2/1/29	1,750,000	1,279,688
6.625% 10/1/28	1,115,000	832,069
7.45% 7/16/31	12,780,000	9,872,550
		11,984,307
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	5,950,000	5,843,221
Media - 1.5%
Comcast Corp.:
4.95% 6/15/16	12,930,000	12,056,035
5.5% 3/15/11	5,020,000	5,045,542
6.45% 3/15/37	9,100,000	9,104,395
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,102,344
Cox Communications, Inc. 7.125% 10/1/12	8,325,000	8,872,161
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,804,925
8.25% 2/1/30	8,580,000	8,564,273
News America Holdings, Inc. 7.75% 12/1/45	2,625,000	2,927,012
News America, Inc. 6.2% 12/15/34	5,575,000	5,324,833
Time Warner, Inc. 6.625% 5/15/29	7,855,000	7,853,335
Univision Communications, Inc. 3.875% 10/15/08	3,365,000	3,197,914
Viacom, Inc. 5.75% 4/30/11 (c)	7,510,000	7,495,025
		77,347,794
TOTAL CONSUMER DISCRETIONARY		114,901,705
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,715,000	3,520,249
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (c)(f)	4,290,000	4,378,546
TOTAL CONSUMER STAPLES		7,898,795
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - 1.6%
Energy Equipment & Services - 0.2%
Kinder Morgan, Inc. 6.5% 9/1/12	$ 7,030,000	$ 7,035,758
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp. 6.45% 9/15/36	2,195,000	2,242,037
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	5,220,000	5,122,172
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,764,932
6.25% 2/15/13	4,500,000	4,623,939
6.75% 2/15/32	2,045,000	2,167,616
El Paso Corp. 9.625% 5/15/12	7,730,000	8,425,700
El Paso Energy Corp. 7.75% 1/15/32	1,990,000	2,019,591
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	10,798,489
Pemex Project Funding Master Trust:
5.75% 12/15/15 (c)	980,000	957,460
5.75% 12/15/15	13,140,000	12,837,780
6.625% 6/15/35 (c)	6,460,000	6,346,950
6.625% 6/15/35	2,815,000	2,765,738
7.375% 12/15/14	2,020,000	2,183,620
Ras Laffan LNG III:
5.832% 9/30/16 (c)	4,380,000	4,414,646
6.332% 9/30/27 (c)	4,465,000	4,489,781
		72,160,451
TOTAL ENERGY		79,196,209
FINANCIALS - 12.1%
Capital Markets - 2.3%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	4,370,000	4,258,700
4.25% 9/4/12 (f)	4,285,000	4,251,153
Goldman Sachs Group, Inc.:
5.25% 10/15/13	31,025,000	30,616,587
6.45% 5/1/36	11,755,000	11,995,872
Janus Capital Group, Inc. 5.875% 9/15/11	2,070,000	2,082,751
JPMorgan Chase Capital XX 6.55% 9/29/36	24,555,000	24,764,675
Lazard Group LLC 7.125% 5/15/15	5,665,000	5,902,760
Merrill Lynch & Co., Inc. 4.25% 2/8/10	5,590,000	5,429,768
Morgan Stanley 6.6% 4/1/12	20,400,000	21,660,883
Nuveen Investments, Inc. 5% 9/15/10	4,335,000	4,252,990
		115,216,139
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 1.4%
Export-Import Bank of Korea:
4.125% 2/10/09 (c)	$ 1,485,000	$ 1,446,228
5.125% 2/14/11	11,295,000	11,192,645
5.25% 2/10/14 (c)	2,560,000	2,525,642
HSBC Holdings PLC 6.5% 5/2/36	5,385,000	5,716,490
KeyCorp Capital Trust VII 5.7% 6/15/35	10,000,000	9,249,430
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,388,688
4.75% 7/20/09	3,520,000	3,469,252
PNC Funding Corp. 4.2% 3/10/08	2,715,000	2,669,472
Santander Issuances SA Unipersonal 5.805% 6/20/16 (c)(f)	5,630,000	5,709,428
Wachovia Bank NA 4.875% 2/1/15	13,550,000	13,050,655
Wells Fargo Bank NA 5.95% 8/26/36	7,873,000	8,052,678
		72,470,608
Consumer Finance - 0.9%
General Electric Capital Corp.:
5.5% 4/28/11	19,255,000	19,518,620
6.75% 3/15/32	10,420,000	11,910,477
Household Finance Corp.:
4.125% 11/16/09	5,795,000	5,619,916
5.875% 2/1/09	730,000	742,065
Household International, Inc. 5.836% 2/15/08	8,550,000	8,612,860
HSBC Finance Corp. 5.7% 6/1/11	1,575,000	1,603,120
		48,007,058
Diversified Financial Services - 2.1%
BAC Capital Trust XI 6.625% 5/23/36	14,610,000	15,413,170
Bank of America Corp.:
7.4% 1/15/11	22,786,000	24,660,741
7.8% 2/15/10	10,994,000	11,869,562
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(f)	3,480,000	3,478,866
JPMorgan Chase & Co.:
4.891% 9/1/15 (f)	6,010,000	5,903,413
5.6% 6/1/11	26,510,000	26,955,739
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,830,000	2,695,255
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	5,035,000	5,089,403
Prime Property Funding II 6.25% 5/15/07 (c)	4,795,000	4,803,166
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust I 6.15% 12/15/65 (c)(f)	$ 3,000,000	$ 2,985,573
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(f)	2,500,000	2,472,613
		106,327,501
Insurance - 0.7%
Axis Capital Holdings Ltd. 5.75% 12/1/14	9,185,000	9,047,583
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (c)	3,620,000	3,765,271
7.5% 8/15/36 (c)	1,970,000	2,075,025
Lincoln National Corp. 7% 5/17/66 (f)	5,355,000	5,608,859
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(f)	9,370,000	9,120,617
Symetra Financial Corp. 6.125% 4/1/16 (c)	3,545,000	3,569,046
		33,186,401
Real Estate Investment Trusts - 2.6%
AMB Property LP 5.9% 8/15/13	4,780,000	4,854,812
Archstone-Smith Operating Trust:
5.25% 12/1/10	1,810,000	1,802,253
5.25% 5/1/15	4,285,000	4,194,796
Brandywine Operating Partnership LP:
5.625% 12/15/10	5,260,000	5,280,572
5.75% 4/1/12	3,270,000	3,289,846
Colonial Properties Trust:
4.75% 2/1/10	4,450,000	4,335,114
5.5% 10/1/15	16,890,000	16,457,464
Developers Diversified Realty Corp.:
4.625% 8/1/10	370,000	358,622
5% 5/3/10	3,280,000	3,237,101
5.25% 4/15/11	1,855,000	1,839,080
5.375% 10/15/12	1,825,000	1,806,321
Duke Realty LP 5.95% 2/15/17	2,025,000	2,051,333
Equity One, Inc. 6.25% 1/15/17	2,250,000	2,301,692
Equity Residential 5.125% 3/15/16	4,935,000	4,767,235
Federal Realty Investment Trust:
6% 7/15/12	1,635,000	1,676,009
6.2% 1/15/17	1,075,000	1,113,576
Heritage Property Investment Trust, Inc. 4.5% 10/15/09	3,570,000	3,484,216
HRPT Properties Trust 5.75% 11/1/15	1,115,000	1,107,324
iStar Financial, Inc.:
5.65% 9/15/11	5,185,000	5,189,490
5.8% 3/15/11	3,435,000	3,457,135
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mack-Cali Realty LP:
5.05% 4/15/10	$ 555,000	$ 545,694
7.25% 3/15/09	4,165,000	4,322,041
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,795,776
4.875% 8/15/10	9,675,000	9,509,354
5.1% 6/15/15	4,240,000	4,084,049
5.45% 3/15/13	22,350,000	22,268,735
5.75% 12/1/15	3,680,000	3,709,517
7.75% 1/20/11	1,100,000	1,196,668
Tanger Properties LP 6.15% 11/15/15	6,300,000	6,396,012
United Dominion Realty Trust 5.25% 1/15/15	1,565,000	1,510,696
Washington (REIT) 5.95% 6/15/11	5,375,000	5,473,981
		134,416,514
Real Estate Management & Development - 1.0%
EOP Operating LP:
4.65% 10/1/10	6,650,000	6,451,936
4.75% 3/15/14	1,000,000	945,892
6.763% 6/15/07	12,575,000	12,680,819
7.25% 6/15/28	6,120,000	6,664,099
7.5% 4/19/29	5,880,000	6,585,453
7.75% 11/15/07	10,895,000	11,160,206
Post Apartment Homes LP 6.3% 6/1/13	4,385,000	4,506,359
		48,994,764
Thrifts & Mortgage Finance - 1.1%
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	2,870,000	2,759,732
4.9% 9/23/10	13,255,000	12,975,041
Residential Capital Corp.:
6.375% 6/30/10	6,610,000	6,687,853
6.5% 4/17/13	3,120,000	3,168,494
6.875% 6/30/15	5,160,000	5,359,893
The PMI Group, Inc. 6% 9/15/16	5,285,000	5,351,950
Washington Mutual, Inc.:
4.625% 4/1/14	9,830,000	9,175,745
5.79% 9/17/12 (f)	9,000,000	9,014,301
		54,493,009
TOTAL FINANCIALS		613,111,994
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Cardinal Health, Inc. 5.8% 10/15/16 (c)	$ 6,065,000	$ 6,056,630
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (c)	1,900,000	1,705,250
7.45% 5/1/34 (c)	7,300,000	6,287,125
		7,992,375
Airlines - 0.9%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	424,625	430,381
6.978% 10/1/12	1,147,715	1,179,408
7.024% 4/15/11	2,545,000	2,611,806
7.858% 4/1/13	11,500,000	12,362,500
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	3,275,000	3,298,592
6.545% 8/2/20	1,399,519	1,427,510
6.648% 3/15/19	3,386,459	3,445,722
7.056% 3/15/11	2,000,000	2,065,319
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	11,200,000	11,214,000
U.S. Airways pass thru trust certificates 6.85% 7/30/19	2,389,164	2,419,028
United Airlines pass thru trust certificates:
6.071% 9/1/14	2,253,757	2,251,053
6.201% 3/1/10	969,017	969,017
6.602% 9/1/13	3,075,262	3,082,950
		46,757,286
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	6,280,000	5,780,709
Industrial Conglomerates - 0.3%
Hutchison Whampoa International 03/33 Ltd.:
5.45% 11/24/10 (c)	11,100,000	11,119,936
7.45% 11/24/33 (c)	3,400,000	3,853,611
		14,973,547
Transportation Infrastructure - 0.4%
BNSF Funding Trust I 6.613% 12/15/55 (f)	20,331,000	20,434,464
TOTAL INDUSTRIALS		95,938,381
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	$ 4,470,000	$ 4,456,107
6.375% 8/3/15	3,870,000	3,852,051
		8,308,158
MATERIALS - 0.2%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	4,465,000	4,733,909
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	2,620,000	2,732,694
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	4,000,000	3,908,572
TOTAL MATERIALS		11,375,175
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.9%
AT&T, Inc. 6.8% 5/15/36	2,280,000	2,395,215
BellSouth Capital Funding Corp. 7.875% 2/15/30	11,070,000	12,613,723
Deutsche Telekom International Finance BV 5.25% 7/22/13	5,295,000	5,143,478
Embarq Corp.:
7.082% 6/1/16	7,535,000	7,686,446
7.995% 6/1/36	6,857,000	7,260,898
KT Corp. 5.875% 6/24/14 (c)	3,275,000	3,327,845
Sprint Capital Corp.:
6.875% 11/15/28	6,450,000	6,536,823
8.375% 3/15/12	2,350,000	2,633,840
Telecom Italia Capital SA:
4% 1/15/10	12,065,000	11,431,708
4.875% 10/1/10	3,235,000	3,129,817
5.25% 11/15/13	2,500,000	2,367,200
6.375% 11/15/33	9,665,000	9,038,863
7.2% 7/18/36	3,910,000	4,018,678
Telefonica Emisiones SAU 7.045% 6/20/36	9,390,000	9,909,521
Verizon Global Funding Corp.:
5.85% 9/15/35	3,005,000	2,831,188
7.75% 12/1/30	6,768,000	7,758,355
		98,083,598
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. 5.95% 3/15/14	$ 4,119,000	$ 4,016,025
Vodafone Group PLC 5% 12/16/13	3,935,000	3,775,416
		7,791,441
TOTAL TELECOMMUNICATION SERVICES		105,875,039
UTILITIES - 3.0%
Electric Utilities - 1.2%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	5,878,412
Exelon Corp. 4.9% 6/15/15	14,900,000	14,058,001
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,236,164
Monongahela Power Co. 5% 10/1/06	3,890,000	3,890,000
Nevada Power Co. 6.5% 5/15/18 (c)	1,920,000	2,002,368
Oncor Electric Delivery Co. 6.375% 5/1/12	7,700,000	7,945,207
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	3,025,528
Progress Energy, Inc. 7.1% 3/1/11	16,835,000	18,046,127
TXU Energy Co. LLC 7% 3/15/13	5,930,000	6,225,836
		62,307,643
Gas Utilities - 0.2%
NiSource Finance Corp.:
5.25% 9/15/17	705,000	657,803
5.4% 7/15/14	1,450,000	1,403,240
5.45% 9/15/20	2,815,000	2,619,678
5.9681% 11/23/09 (f)	4,850,000	4,849,015
7.875% 11/15/10	1,705,000	1,839,218
		11,368,954
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,277,653
Exelon Generation Co. LLC 5.35% 1/15/14	11,750,000	11,573,186
PPL Energy Supply LLC 6.2% 5/15/16	4,520,000	4,670,638
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,340,008
		22,861,485
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,568,376
5.95% 6/15/35	6,720,000	6,525,073
6.3% 9/30/66 (f)	3,425,000	3,421,198
7.5% 6/30/66 (f)	7,960,000	8,360,754
Duke Energy Corp. 5.625% 11/30/12	3,565,000	3,615,748
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (c)	$ 15,595,000	$ 15,763,473
National Grid PLC 6.3% 8/1/16	12,875,000	13,357,542
		55,612,164
TOTAL UTILITIES		152,150,246
TOTAL NONCONVERTIBLE BONDS (Cost $1,187,232,752)		1,194,812,332
U.S. Government and Government Agency Obligations - 20.1%

U.S. Government Agency Obligations - 6.6%
Fannie Mae:
0% 3/14/07	12,476,000	12,184,573
6.25% 2/1/11	26,925,000	28,151,165
Freddie Mac:
0% 3/19/07	95,252,000	92,960,818
0% 3/20/07	168,864,000	164,778,707
5.875% 3/21/11	20,055,000	20,677,307
Tennessee Valley Authority 5.375% 4/1/56	7,861,000	8,067,642
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	8,290,000	8,344,681
7.63% 8/1/14	825,000	825,375
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		335,990,268
U.S. Treasury Inflation Protected Obligations - 4.8%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	246,567,636	241,804,249
U.S. Treasury Obligations - 8.7%
U.S. Treasury Bond - principal STRIPS:
2/15/15	43,595,000	29,648,175
stripped principal 5/15/30	65,886,000	21,383,842
U.S. Treasury Notes:
4.25% 8/15/14 (d)	161,010,000	157,220,542
4.75% 3/31/11	75,500,000	75,963,042
U.S. Treasury Notes - principal STRIPS:
2/15/10	30,000,000	25,720,800
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes - principal STRIPS: - continued
stripped principal:
8/15/10	$ 100,935,000	$ 84,904,301
2/15/12 (b)	51,380,000	40,332,272
8/15/12	6,030,000	4,627,910
TOTAL U.S. TREASURY OBLIGATIONS		439,800,884
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,013,318,495)		1,017,595,401
U.S. Government Agency - Mortgage Securities - 30.1%

Fannie Mae - 26.2%
3.742% 1/1/35 (f)	637,841	627,891
3.762% 10/1/33 (f)	405,822	397,833
3.786% 6/1/34 (f)	1,936,884	1,888,110
3.798% 12/1/34 (f)	102,385	100,953
3.81% 6/1/33 (f)	343,346	338,074
3.833% 1/1/35 (f)	1,208,487	1,191,176
3.847% 5/1/34 (f)	15,359,206	15,003,725
3.848% 1/1/35 (f)	397,606	392,032
3.89% 10/1/34 (f)	469,928	466,406
3.906% 12/1/34 (f)	384,763	381,147
3.941% 5/1/34 (f)	120,363	122,471
3.949% 1/1/35 (f)	517,476	516,136
3.954% 12/1/34 (f)	2,670,187	2,651,931
3.957% 5/1/33 (f)	135,118	133,220
3.969% 12/1/34 (f)	375,001	372,079
3.993% 12/1/34 (f)	272,636	270,789
3.996% 12/1/34 (f)	490,106	488,267
4% 6/1/18 to 9/1/19	47,452,526	44,923,769
4.003% 2/1/35 (f)	364,650	362,522
4.01% 1/1/35 (f)	329,877	328,969
4.029% 1/1/35 (f)	192,440	191,922
4.031% 12/1/34 (f)	732,743	732,627
4.036% 1/1/35 (f)	307,223	304,122
4.04% 10/1/18 (f)	350,843	345,455
4.043% 2/1/35 (f)	355,026	354,766
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.057% 1/1/35 (f)	$ 696,696	$ 691,124
4.077% 2/1/35 (f)	222,251	219,780
4.078% 2/1/35 (f)	659,927	657,190
4.081% 4/1/33 (f)	143,625	143,255
4.088% 2/1/35 (f)	246,369	247,320
4.092% 11/1/34 (f)	551,830	547,491
4.104% 2/1/35 (f)	1,231,375	1,225,461
4.11% 1/1/35 (f)	741,922	737,933
4.113% 1/1/35 (f)	722,872	717,628
4.114% 2/1/35 (f)	842,590	834,917
4.128% 1/1/35 (f)	1,202,942	1,190,128
4.142% 2/1/35 (f)	622,076	622,175
4.149% 1/1/35 (f)	1,314,238	1,312,199
4.169% 1/1/35 (f)	905,195	886,091
4.173% 1/1/35 (f)	616,290	611,994
4.176% 11/1/34 (f)	168,048	167,436
4.2% 1/1/35 (f)	378,981	375,887
4.211% 1/1/34 (f)	1,847,872	1,821,953
4.25% 2/1/35 (f)	436,342	428,080
4.255% 1/1/34 (f)	1,227,278	1,209,915
4.261% 2/1/35 (f)	226,093	224,808
4.274% 8/1/33 (f)	808,896	800,995
4.278% 3/1/35 (f)	402,024	398,005
4.279% 12/1/34 (f)	252,117	249,959
4.307% 5/1/35 (f)	540,535	535,710
4.313% 3/1/33 (f)	235,723	231,103
4.324% 4/1/35 (f)	246,168	243,834
4.345% 9/1/34 (f)	1,398,445	1,392,695
4.349% 9/1/34 (f)	584,176	580,780
4.35% 1/1/35 (f)	461,526	453,439
4.362% 2/1/34 (f)	951,756	940,181
4.39% 5/1/35 (f)	1,221,306	1,213,128
4.396% 10/1/34 (f)	2,510,485	2,474,426
4.396% 2/1/35 (f)	660,642	649,328
4.41% 10/1/34 (f)	1,986,111	1,996,588
4.438% 3/1/35 (f)	604,769	594,658
4.453% 8/1/34 (f)	1,277,220	1,263,033
4.476% 5/1/35 (f)	419,857	416,244
4.486% 3/1/35 (f)	1,445,379	1,423,137
4.492% 8/1/34 (f)	846,603	853,728
4.499% 1/1/35 (f)	547,350	545,290
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.5% 5/1/18 to 8/1/35	$ 96,935,487	$ 92,821,977
4.5% 10/1/21 (d)	6,380,317	6,154,015
4.5% 10/1/21 (d)	17,500,000	16,879,296
4.505% 1/1/35 (f)	506,211	502,509
4.513% 3/1/35 (f)	1,338,092	1,318,285
4.52% 2/1/35 (f)	7,160,343	7,091,664
4.526% 7/1/34 (f)	2,589,648	2,559,661
4.532% 2/1/35 (f)	2,637,293	2,626,346
4.535% 2/1/35 (f)	386,131	383,326
4.536% 7/1/35 (f)	1,495,333	1,483,108
4.541% 2/1/35 (f)	263,318	261,282
4.576% 7/1/35 (f)	1,970,118	1,954,789
4.578% 2/1/35 (f)	1,257,211	1,240,505
4.581% 2/1/35 (f)	4,310,473	4,252,473
4.602% 11/1/34 (f)	1,317,625	1,302,662
4.659% 3/1/35 (f)	3,200,718	3,183,061
4.671% 11/1/34 (f)	1,508,377	1,493,849
4.715% 7/1/35 (f)	4,190,839	4,110,310
4.725% 7/1/34 (f)	1,239,199	1,229,773
4.772% 12/1/34 (f)	411,739	408,237
4.781% 12/1/34 (f)	1,071,773	1,062,882
4.795% 8/1/35 (f)	10,297,234	10,187,800
4.806% 12/1/32 (f)	545,143	545,227
4.809% 6/1/35 (f)	2,074,766	2,064,833
4.873% 10/1/34 (f)	5,268,832	5,239,066
5% 2/1/18 to 6/1/34	53,753,218	52,893,438
5% 10/1/36 (d)	67,500,000	64,854,878
5% 10/1/36 (d)	57,098,396	54,860,881
5% 10/1/36 (d)	83,345,351	80,079,297
5% 10/1/36 (d)	90,000,000	86,473,170
5.079% 9/1/34 (f)	4,036,943	4,029,647
5.085% 5/1/35 (f)	2,593,203	2,590,157
5.101% 9/1/34 (f)	441,321	440,738
5.136% 3/1/35 (f)	18,280,345	18,228,804
5.172% 5/1/35 (f)	5,021,903	5,015,573
5.195% 6/1/35 (f)	1,814,059	1,814,800
5.208% 5/1/35 (f)	4,804,017	4,802,549
5.22% 3/1/35 (f)	253,008	252,610
5.347% 12/1/34 (f)	706,969	708,656
5.458% 4/1/36 (f)	2,072,627	2,081,252
5.499% 2/1/36 (f)	9,739,425	9,793,562
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
5.5% 2/1/11 to 10/1/34	$ 71,232,605	$ 70,791,189
5.5% 10/1/36 (d)	56,458,541	55,616,072
5.5% 10/1/36 (d)	43,665,000	43,013,435
5.5% 10/1/36 (d)	38,553,507	37,978,215
5.5% 10/1/36 (d)	87,320,000	86,017,020
5.5% 10/1/36 (d)	65,000,000	64,030,077
5.628% 2/1/36 (f)	10,757,375	10,812,738
5.91% 1/1/36 (f)	2,096,968	2,116,051
6% 3/1/18 to 1/1/34	25,907,677	26,089,328
6% 10/1/21 (d)	17,608,609	17,872,738
6% 10/1/21 (d)	4,291,332	4,355,702
6% 10/1/36 (d)	25,000,000	25,109,375
6% 10/1/36 (d)	30,000,000	30,131,250
6.5% 2/1/12 to 5/1/34	72,868,825	74,593,643
6.5% 10/1/36 (d)	77,087,424	78,508,723
6.5% 10/1/36 (d)	18,289,984	18,627,206
7% 1/1/07 to 2/1/33	15,283,647	15,702,391
7.5% 10/1/09 to 11/1/31	5,488,826	5,696,870
8% 6/1/10 to 6/1/29	4,530	4,725
11.5% 11/1/15	28,038	30,261
TOTAL FANNIE MAE		1,331,389,375
Freddie Mac - 1.8%
3.92% 6/1/34 (f)	4,314,515	4,206,050
4% 7/1/18 to 9/1/20	9,341,545	8,798,380
4.041% 12/1/34 (f)	412,740	407,702
4.097% 12/1/34 (f)	625,478	618,278
4.116% 1/1/35 (f)	594,656	585,719
4.261% 3/1/35 (f)	539,875	533,108
4.299% 5/1/35 (f)	950,445	939,748
4.3% 12/1/34 (f)	636,741	623,369
4.316% 1/1/35 (f)	1,390,846	1,383,866
4.351% 3/1/35 (f)	974,257	953,951
4.381% 2/1/35 (f)	1,215,566	1,190,874
4.437% 2/1/34 (f)	570,568	562,745
4.442% 3/1/35 (f)	639,660	627,111
4.447% 6/1/35 (f)	860,782	850,620
4.457% 3/1/35 (f)	701,968	688,724
4.471% 3/1/35 (f)	1,758,112	1,725,009
4.5% 5/1/19	1,455,221	1,405,084
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
4.546% 2/1/35 (f)	$ 1,016,464	$ 998,790
4.998% 4/1/35 (f)	2,965,788	2,952,850
5% 11/1/33	597,073	575,681
5.126% 4/1/35 (f)	3,008,802	2,994,000
5.245% 2/1/36 (f)	35,654,303	35,559,338
5.5% 12/1/24 to 4/1/25	8,719,255	8,650,455
5.595% 8/1/33 (f)	272,651	274,717
5.597% 1/1/36 (f)	1,913,307	1,921,325
6% 10/1/23 to 5/1/33	7,038,515	7,102,725
7.5% 11/1/16 to 6/1/32	2,701,232	2,812,981
8% 7/1/25 to 10/1/27	78,933	83,739
8.5% 2/1/19 to 8/1/22	12,318	13,256
12% 11/1/19	15,792	17,723
TOTAL FREDDIE MAC		90,057,918
Government National Mortgage Association - 2.1%
6% 6/15/08 to 9/15/10	1,644,415	1,672,130
6.5% 12/15/07 to 12/15/32	13,071,448	13,451,613
6.5% 10/1/36 (d)	74,545,000	76,461,038
7% 6/15/24 to 12/15/33	10,518,611	10,893,959
7.5% 3/15/22 to 8/15/28	3,038,898	3,193,642
8% 4/15/24 to 12/15/25	154,763	164,107
8.5% 8/15/29 to 11/15/31	495,725	534,518
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		106,371,007
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,529,960,183)		1,527,818,300
Asset-Backed Securities - 2.8%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	2,086,703	2,017,970
ACE Securities Corp. Series 2004-OP1:
Class M1, 5.85% 4/25/34 (f)	2,390,000	2,390,003
Class M2, 6.38% 4/25/34 (f)	3,375,000	3,401,297
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.08% 9/9/30 (c)(f)	868,162	883,355
Ameriquest Mortgage Securities, Inc. Series 2003-3 Class M1, 6.13% 3/25/33 (f)	479,996	481,339
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Argent Securities, Inc. Series 2003-W3 Class M2, 6.7023% 9/25/33 (f)	$ 5,400,000	$ 5,452,823
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.23% 4/15/33 (f)	4,147,143	4,148,732
Series 2004-HE2 Class M1, 5.88% 4/25/34 (f)	3,320,000	3,346,897
Bayview Financial Asset Trust Series 2003-F Class A, 5.8237% 9/28/43 (f)	4,387,059	4,388,227
Capital Auto Receivables Asset Trust:
Series 2004-2 Class A2, 3.35% 2/15/08	4,113,953	4,091,995
Series 2006-SN1A Class D, 6.15% 4/20/11 (c)	1,340,000	1,345,758
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (c)	1,733,358	1,710,379
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	13,965,000	14,051,953
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (c)	5,058,388	5,020,450
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 5.76% 5/25/33 (f)	1,045,797	1,046,932
CPS Auto Receivables Trust Series 2006-A Class A4, 5.29% 11/15/12 (c)	2,144,999	2,122,208
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (c)	4,725,000	4,777,400
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (c)	2,706,000	2,654,318
Class C, 5.074% 6/15/35 (c)	2,457,000	2,418,198
Ford Credit Auto Owner Trust Series 2006-B Class D, 7.26% 2/15/13 (c)	2,860,000	2,876,817
Fremont Home Loan Trust Series 2005-A:
Class M1, 5.76% 1/25/35 (f)	900,000	906,017
Class M2, 5.79% 1/25/35 (f)	1,300,000	1,306,429
Class M3, 5.82% 1/25/35 (f)	700,000	704,655
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	3,880,800	3,850,026
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.21% 8/25/33 (f)	1,475,677	1,477,267
Series 2003-4 Class M1, 6.13% 10/25/33 (f)	122,172	122,514
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.79% 1/20/35 (f)	889,163	891,146
Class M2, 5.82% 1/20/35 (f)	666,872	669,225
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	13,430,000	13,480,399
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 6.08% 7/25/33 (f)	5,210,215	5,229,130
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 5.71% 10/15/09 (f)	$ 3,400,000	$ 3,406,561
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.43% 12/27/32 (f)	1,010,000	1,018,347
Series 2004-NC2 Class M1, 5.88% 12/25/33 (f)	1,307,362	1,315,086
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class M1, 6.05% 8/25/32 (f)	815,000	815,745
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	5,150,000	2,136,014
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	2,300,000	480,754
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	1,787,435	1,773,531
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	980,410	956,912
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	1,284,782	1,237,807
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.86% 3/25/35 (f)	2,395,000	2,397,454
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.93% 11/25/34 (f)	985,000	990,123
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.69% 2/25/34 (f)	235,960	237,214
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.53% 6/15/10 (f)	3,540,000	3,546,902
Terwin Mortgage Trust Series 2006-9HGA Class A1, 5.451% 10/25/37 (f)	21,285,000	21,285,000
Whinstone Capital Management Ltd. Series 1A Class B3, 6.385% 10/25/44 (c)(f)	3,320,000	3,320,000
TOTAL ASSET-BACKED SECURITIES (Cost $142,159,836)		142,181,309
Collateralized Mortgage Obligations - 11.2%

Private Sponsor - 2.6%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.73% 1/25/34 (f)	1,045,694	1,047,922
Series 2005-1 Class 5A2, 5.66% 5/25/35 (f)	2,376,938	2,371,212
Bank of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6109% 6/25/35 (f)	3,890,000	3,806,115
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (f)(h)	40,667,962	5,094,854
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1039% 8/25/35 (f)	4,502,498	4,501,692
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.61% 1/25/35 (f)	$ 4,999,937	$ 5,008,184
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.6325% 12/20/54 (f)	7,000,000	7,003,563
Series 2006-1A Class C2, 5.9925% 12/20/54 (c)(f)	3,100,000	3,099,907
Series 2006-2 Class C1, 5.97% 12/20/54 (f)	8,395,000	8,402,275
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	588,577	585,082
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.72% 3/25/28 (f)	2,694,343	2,709,429
Series 2004-E Class A2B, 5.78% 11/25/29 (f)	1,924,153	1,925,905
Series 2004-G Class A2, 5.8719% 11/25/29 (f)	1,292,737	1,293,907
Series 2005-B Class A2, 5.5475% 7/25/30 (f)	1,840,331	1,842,489
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	13,860,723	91,414
Series 2003-G Class XA1, 1% 1/25/29 (h)	12,086,147	86,672
Series 2003-H Class XA1, 1% 1/25/29 (c)(h)	10,391,702	88,360
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	8,450,000	8,500,172
Opteum Mortgage Acceptance Corp. Series 2005-3 Class APT, 5.62% 7/25/35 (f)	5,357,733	5,362,342
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	1,681,899	1,704,496
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 6.78% 6/10/35 (c)(f)	1,675,537	1,689,791
Class B4, 6.98% 6/10/35 (c)(f)	1,496,688	1,510,034
Class B5, 7.58% 6/10/35 (c)(f)	1,016,618	1,028,951
Class B6, 8.08% 6/10/35 (c)(f)	611,854	617,458
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (c)(h)	35,056,162	115,696
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.82% 1/20/35 (f)	4,126,310	4,139,332
Series 2004-4 Class A, 5.48% 5/20/34 (f)	2,516,937	2,517,978
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.64% 7/25/35 (f)	6,362,432	6,386,036
Structured Asset Securities Corp. floater Series 2005-AR1 Class B1, 7.33% 9/25/35 (c)(f)	5,503,000	4,713,870
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.57% 10/25/35 (f)	3,197,589	3,196,993
Class A4, 5.6% 10/25/35 (f)	8,263,802	8,250,812
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
WaMu Mortgage pass thru certificates floater Series 2005-AR19 Class A1C1, 5.52% 12/25/45 (f)	$ 3,759,199	$ 3,761,578
WaMu Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	455,113	469,244
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.109% 6/25/35 (f)	6,487,309	6,329,344
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	12,039,077	11,842,591
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (f)	3,853,249	3,783,087
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (f)	9,805,000	9,742,415
TOTAL PRIVATE SPONSOR		134,621,202
U.S. Government Agency - 8.6%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,695,477
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,804,591
Series 2006-45 Class OP, 6/25/36 (i)	4,277,926	3,282,666
Series 2006-53 Class PB, 5.5% 1/25/30	18,000,000	17,994,753
Series 2006-64:
Class MB, 5.5% 9/25/33	14,000,000	13,871,644
Class PB, 5.5% 9/25/33	20,000,000	19,816,634
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.58% 10/25/35 (f)	14,182,541	14,139,217
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	364,178	365,268
Series 2002-64 Class PC, 5.5% 12/25/26	810,214	808,853
Series 2003-81 Class MX, 3.5% 3/25/24	25,065,805	24,597,453
Series 2005-1 Class GC, 5% 2/25/28	20,000,000	19,720,708
Series 2005-49 Class TH, 5.5% 6/25/25	14,000,000	13,676,446
Series 2006-57 Class PC, 5.5% 10/25/32	15,000,000	14,863,806
sequential pay:
Series 2003-112 Class AN, 4% 11/25/18	5,525,000	5,029,429
Series 2004-3 Class BA, 4% 7/25/17	453,639	438,271
Series 2004-70 Class GB, 4.5% 1/25/32	16,700,000	15,692,412
Series 2004-86 Class KC, 4.5% 5/25/19	1,945,212	1,895,707
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	3,180,000	3,190,527
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (i)	4,201,292	3,002,329
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2498 Class PD, 5.5% 2/15/16	$ 1,514,136	$ 1,513,644
Series 2543 CLass PM, 5.5% 8/15/18	2,527,302	2,524,959
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,809,448
Series 2665 Class PB, 3.5% 6/15/23	824,916	808,328
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,263,186
Series 2695 Class GC, 4.5% 11/15/18	4,015,000	3,909,433
Series 2728 Class PG, 5% 8/15/32	5,000,000	4,782,876
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,717,882
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,250,664
Class EG, 4.5% 4/15/19	13,500,000	12,912,543
Series 2775 Class OC, 4.5% 12/15/15	21,634,000	21,168,172
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,277,128
Series 2836 Class EG, 5% 12/15/32	20,000,000	19,151,562
Series 2852 Class TJ, 5% 8/15/30	3,000,000	2,926,412
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,608,978
Series 2881 Class TC, 5% 6/15/28	14,582,000	14,418,514
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,286,887
Series 2966 Class ND, 5% 4/15/33	23,353,000	22,295,280
Series 3018 Class UD, 5.5% 9/15/30	4,695,000	4,708,291
Series 3075 Class PB, 5.5% 7/15/30	10,044,588	10,078,631
Series 3078 Class PB, 5.5% 7/15/29	17,185,000	17,228,129
sequential pay:
Series 2750 Class ZT, 5% 2/15/34	4,163,522	3,649,966
Series 2964 Class AL, 4.5% 4/15/25	6,426,285	5,732,242
Series 2729 Class CN, 4% 12/15/20	16,591,110	15,999,260
Series 2823 Class EL, 4.5% 5/15/18	34,323,000	32,935,599
TOTAL U.S. GOVERNMENT AGENCY		433,844,205
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $564,187,069)		568,465,407
Commercial Mortgage Securities - 7.5%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	185,317	186,629
Series 1997-D5 Class PS1, 1.7254% 2/14/43 (f)(h)	56,587,445	2,070,806
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Commercial Mortgage Trust Series 2006-5:
Class A1, 5.185% 7/10/11	$ 2,775,000	$ 2,780,548
Class A2, 5.348% 9/1/47	16,170,000	16,235,752
Class A3, 5.43% 9/10/47	3,670,000	3,683,725
Class XP, 0.832% 9/10/47 (h)	85,675,000	2,797,717
Banc of America Commercial Mortgage, Inc.:
sequential pay Series 2004-2 Class A3, 4.05% 11/10/38	1,000,000	958,587
Series 2005-1 Class A3, 4.877% 11/10/42	7,030,000	6,972,471
Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	10,415,000	10,319,887
Banc of America Large Loan, Inc.:
floater Series 2003-BBA2:
Class D, 5.88% 11/15/15 (c)(f)	635,696	635,767
Class F, 6.23% 11/15/15 (c)(f)	620,000	620,070
Class H, 6.73% 11/15/15 (c)(f)	555,000	556,545
Class J, 7.28% 11/15/15 (c)(f)	580,000	581,021
Class K, 7.93% 11/15/15 (c)(f)	520,000	515,961
Series 2006-ESH:
Class A, 6.19% 7/14/11 (c)(f)	3,613,401	3,610,921
Class B, 6.29% 7/14/11 (c)(f)	1,801,889	1,798,818
Class C, 6.44% 7/14/11 (c)(f)	3,608,589	3,606,116
Class D, 7.07% 7/14/11 (c)(f)	2,097,282	2,101,132
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.91% 8/25/33 (c)(f)	2,600,658	2,631,541
Series 2004-2 Class A, 5.76% 8/25/34 (c)(f)	3,179,517	3,191,440
Series 2004-3:
Class A2, 5.75% 1/25/35 (c)(f)	506,780	507,730
Class M1, 5.83% 1/25/35 (c)(f)	560,577	563,730
Class M2, 6.33% 1/25/35 (c)(f)	350,848	355,124
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2003-PWR2 Class A3, 4.834% 5/11/39	12,000,000	11,823,829
Series 2004-ESA:
Class C, 4.937% 5/14/16 (c)	2,395,000	2,383,849
Class D, 4.986% 5/14/16 (c)	875,000	871,977
Class E, 5.064% 5/14/16 (c)	2,705,000	2,703,421
Class F, 5.182% 5/14/16 (c)	650,000	650,253
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,630,175
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,819,454
Class F, 7.734% 1/15/32	920,000	985,607
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Chase Commercial Mortgage Securities Corp.: - continued
Series 2001-245 Class A2, 6.4842% 2/12/16 (c)(f)	$ 2,080,000	$ 2,176,681
COMM floater Series 2002-FL7 Class D, 5.9% 11/15/14 (c)(f)	34,286	34,293
Commercial Mortgage pass thru certificates sequential pay Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (c)	20,000,000	20,170,422
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AAB, 5.439% 9/15/39	9,885,000	9,949,065
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	581,000	590,400
Series 2003-C4 Class A3, 4.7% 8/15/36 (f)	320,000	314,175
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	14,938,158
Series 1998-C1 Class D, 7.17% 5/17/40	5,830,000	6,238,987
Series 1999-C1 Class E, 8.1467% 9/15/41 (f)	5,030,000	5,436,682
Series 2003-C3 Class ASP, 1.9443% 5/15/38 (c)(f)(h)	59,494,525	2,728,300
Series 2004-C1 Class ASP, 1.0477% 1/15/37 (c)(f)(h)	39,260,984	1,103,964
Series 2006-OMA:
Class H, 5.9985% 5/15/23 (c)(f)	950,000	942,891
Class J, 5.9985% 5/15/23 (c)(f)	1,605,000	1,578,523
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	13,562,117
DLJ Commercial Mortgage Corp. sequential pay Series 1999-CG2 Class A1A, 6.88% 6/10/32	2,000,794	2,009,964
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	1,865,000	1,980,504
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	6,977,375
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay:
Series 2002-26 Class C, 5.9961% 2/16/24 (f)	5,575,493	5,666,459
Series 2002-35 Class C, 5.897% 10/16/23 (f)	582,178	592,643
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	6,442,724	6,286,327
Series 2003-47 Class XA, 0.1754% 6/16/43 (f)(h)	17,032,846	707,936
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	$ 869,707	$ 876,908
Series 2004-C3 Class X2, 0.8717% 12/10/41 (f)(h)	6,495,640	148,908
Greenwich Capital Commercial Funding Corp.:
sequential pay Series 2004-GG1 Class A4, 4.755% 6/10/36	2,995,000	2,961,490
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (c)	6,715,000	6,749,878
Series 2003-C1 Class XP, 2.2347% 7/5/35 (c)(f)(h)	30,116,124	1,602,217
Series 2006-GG7 Class A3, 6.1101% 7/10/38	6,310,000	6,560,738
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31	6,070,000	6,163,744
Series 2001-LIBA Class A2, 6.615% 2/14/16 (c)	5,835,000	6,178,483
Series 1998-GLII Class E, 7.1907% 4/13/31 (f)	4,103,000	4,209,253
Series 2006-GG6 Class A2, 5.506% 4/10/38 (f)	10,200,000	10,321,397
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	3,200,000	3,406,056
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 1998-C6 Class A3, 6.613% 1/15/30	5,914,922	5,977,138
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	3,740,000	3,666,554
Series 2006-CB14 Class A3B, 5.671% 12/12/44 (f)	2,375,000	2,406,024
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	800,000	811,232
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	4,013,208
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	6,177,726	6,289,618
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	971,182
Series 2005-C3 Class A2, 4.553% 7/15/30	3,240,000	3,182,175
Series 2006-C3 Class A3 5.689% 3/15/32	10,500,000	10,714,052
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	5,900,000	5,340,763
Merrill Lynch Mortgage Trust sequential pay:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,110,000	2,095,347
Series 2005-MCP1 Class A2, 4.556% 6/12/43	3,865,000	3,786,758
Merrill Lynch-CFC Commercial Mortgage Trust sequential pay Series 2006-1 CLass A3, 5.671% 2/12/39	3,475,000	3,513,643
Morgan Stanley Capital I Trust Series 2006-T23:
Class A1, 5.682% 8/12/41	2,777,601	2,823,792
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Capital I Trust Series 2006-T23: - continued
Class A3, 5.98% 8/12/41 (f)	$ 2,485,000	$ 2,566,829
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	1,425,174	1,445,614
Series 1999-RM1 Class E, 7.2174% 12/15/31 (f)	824,000	854,533
Series 2006-HQ8 Class A3, 5.6142% 3/12/16 (f)	5,075,000	5,121,843
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.583% 3/12/35 (c)(f)(h)	32,701,197	1,542,375
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,286,603
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (c)	12,680,000	12,846,793
Series 1:
Class D2, 6.992% 11/15/07 (c)	13,890,000	14,098,971
Class E2, 7.224% 11/15/07 (c)	8,260,000	8,399,759
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (c)	4,300,000	4,559,090
Class E3, 7.253% 3/15/13 (c)	3,100,716	3,168,684
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2006-C24 Class A2, 5.506% 3/15/45	18,670,000	18,869,655
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $382,482,035)		381,667,776
Foreign Government and Government Agency Obligations - 0.2%

Israeli State 4.625% 6/15/13	5,305,000	4,992,737
United Mexican States 5.875% 1/15/14	4,090,000	4,182,025
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,323,904)		9,174,762
Commercial Paper - 0.8%

Rockies Express Pipeline LLC 5.76% 10/30/06 (c) (Cost $41,524,720)	41,725,000	41,548,132
Fixed-Income Funds - 19.2%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (g) (Cost $973,011,020)	9,779,774	$ 972,989,715
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (f) (Cost $7,065,000)	$ 7,065,000	7,203,932
Cash Equivalents - 5.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account at:
5.4%, dated 9/29/06 due 10/2/06	$ 234,415,346	234,310,000
5.4%, dated 9/29/06 due 10/2/06 (a)	39,192,629	39,175,000
TOTAL CASH EQUIVALENTS (Cost $273,485,000)		273,485,000
TOTAL INVESTMENT PORTFOLIO - 121.0% (Cost $6,123,750,014)		6,136,942,066
NET OTHER ASSETS - (21.0)%		(1,066,610,534)
NET ASSETS - 100%		$ 5,070,331,532
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 1,100,000	$ 13,078
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.6913% 11/25/34	Dec. 2034	1,160,000	11,882
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	1,026,000	9,754
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	1,026,000	10,282
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	1,026,000	12,092
Receive from Deutsche Bank, upon default event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multipled by 1.14%	Sept. 2013	3,870,000	32,899
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R Donnelley & Sons Co., 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	2,520,000	(97,527)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%

	Sept. 2013	$ 3,760,000	$ (51,914)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 09/25/34	Oct. 2034	5,700,000	(1,369)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,000,000	1,083
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,026,000	3,835
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,000,000	3,356
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,026,000	3,740
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,026,000	7,599
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 940,000	$ 167
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,026,000	1,569
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	129,298	791
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	243,162	431
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	189,879	208
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	3,525,000	(21,890)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	2,555,000	14,596
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33

	May 2033	$ 1,026,000	$ 10,931
Receive quarterly notional amount multipled by .40% and pay Goldman Sachs, upon default event of one of the issues of Dow Jones CDX N.A. Investment Grade 6 Index, par value of the proportional notional amount (e)	June 2011	21,000,000	33,023
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	5,815,000	11,260
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	4,215,000	8,162
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon default of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	32,630,000	63,035
Receive quarterly notional amount multiplied by .34% and pay Goldman Sachs upon default event of Duke Energy Corp. par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12	March 2011	5,800,000	30,463
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	3,700,000	13,213
Receive quarterly notional amount multiplied by .38% and pay Bank of America upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	5,800,000	31,486
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .40% and pay Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 6 Index, par value of the proportional notional amount (e)

	June 2011	$ 33,200,000	$ 52,207
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	10,000,000	47,086
Receive semi-annually notional amount multipled by .495% and pay Credit Suisse First Boston, upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	Sept. 2011	3,100,000	(10,855)
Receive semi-annually notional amount multipled by .78% and pay Deutsche Bank, upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	Sept. 2016	2,450,000	(14,492)
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	9,734,000	35,551
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	5,605,000	19,933
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	6,500,000	27,442
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	26,395,000	153,693
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .665% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	$ 10,000,000	$ 75,760
Receive semi-annually notional amount multiplied by .735% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	6,100,000	64,928
TOTAL CREDIT DEFAULT SWAPS		$ 229,944,339	$ 607,488
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	20,000,000	(284,088)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	98,500,000	816,870
Receive semi-annually a fixed rate equal to 5.13% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	March 2009	92,105,000	93,974
Receive semi-annually a fixed rate equal to 5.3135% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2009	150,085,000	916,883
TOTAL INTEREST RATE SWAPS		$ 360,690,000	$ 1,543,639
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5% Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	20,000,000	184,977
		$ 610,634,339	$ 2,336,104
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $349,737,617 or 6.9% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Dow Jones CDX N.A. Investment Grade 6 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Investing Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 36,676,616

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 471,904,052	$ 500,986,438	$ -	$ 972,989,715	11.4%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $39,249,000 and repurchase agreements of $273,485,000) - See accompanying schedule: Unaffiliated issuers (cost $5,150,738,994)	$ 5,163,952,351
Fidelity Central Funds (cost $973,011,020)	972,989,715
Total Investments (cost $6,123,750,014)		$ 6,136,942,066
Cash		753
Receivable for investments sold		3,818,012
Receivable for swap agreements		50,078
Interest receivable		37,109,114
Swap agreements, at value		2,336,104
Total assets		6,180,256,127

Liabilities
Payable for investments purchased Regular delivery	$ 45,653,471
Delayed delivery	1,004,477,775
Distributions payable	20,537,729
Other payables and accrued expenses	80,620
Collateral on securities loaned, at value	39,175,000
Total liabilities		1,109,924,595

Net Assets		$ 5,070,331,532
Net Assets consist of:
Paid in capital		$ 5,054,827,834
Net unrealized appreciation (depreciation) on investments		15,503,698
Net Assets, for 51,470,241 shares outstanding		$ 5,070,331,532
Net Asset Value, offering price and redemption price per share ($5,070,331,532 ÷ 51,470,241 shares)		$ 98.51

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2006

Investment Income
Dividends		$ 159,386
Interest		181,763,285
Income from Fidelity Central Funds		36,676,616
Total income		218,599,287

Expenses
Custodian fees and expenses	$ 158,414
Independent directors' compensation	11,343
Audit	88,614
Legal	5,698
Insurance	19,087
Miscellaneous	104
Total expenses before reductions	283,260
Expense reductions	(13,032)	270,228
Net investment income		218,329,059
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,498,794)
Swap agreements	(10,928,541)
Total net realized gain (loss)		(22,427,335)
Change in net unrealized appreciation (depreciation) on: Investment securities	17,932,433
Swap agreements	7,865,983
Total change in net unrealized appreciation (depreciation)		25,798,416
Net gain (loss)		3,371,081
Net increase (decrease) in net assets resulting from operations		$ 221,700,140

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2006	For the period December 17, 2004 (commencment of operations) to September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 218,329,059	$ 123,290,207
Net realized gain (loss)	(22,427,335)	27,689,244
Change in net unrealized appreciation (depreciation)	25,798,416	(73,241,705)
Net increase (decrease) in net assets resulting from operations	221,700,140	77,737,746
Distributions to partners from net investment income	(195,967,179)	(118,133,228)
Affiliated share transactions Proceeds from sales of shares	1,806,986,662	50,591
Contributions in-kind	-	3,277,957,293
Cost of shares redeemed	-	(493)
Net increase (decrease) in net assets resulting from share transactions	1,806,986,662	3,278,007,391
Total increase (decrease) in net assets	1,832,719,623	3,237,611,909

Net Assets
Beginning of period	3,237,611,909	-
End of period	$ 5,070,331,532	$ 3,237,611,909
Other Information Shares
Sold	18,690,167	506
Issued for in-kind contributions	-	32,779,573
Redeemed	-	(5)
Net increase (decrease)	18,690,167	32,780,074

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 98.77	$ 100.00
Income from Investment Operations
Net investment income D	5.116	3.761
Net realized and unrealized gain (loss)	(.783) G	(1.387)
Total from investment operations	4.333	2.374
Distributions to partners from net investment income	(4.593)	(3.604)
Net asset value, end of period	$ 98.51	$ 98.77
Total Return B, C	4.54%	2.40%
Ratios to Average Net Assets E, F, I
Expenses before reductions	.01%	.01% A
Expenses net of fee waivers, if any	.01%	.01% A
Expenses net of all reductions	.01%	.01% A
Net investment income	5.26%	4.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,070,332	$ 3,237,612
Portfolio turnover rate F	199%	110% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period December 17, 2004 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2006

1. Significant Accounting Policies.

Fidelity Tactical Income Central Investment Portfolio (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

On July 20, 2006, the Board of Directors approved a change in the name of the Fund from Fidelity Tactical Income Central Investment Portfolio to Fidelity Tactical Income Central Fund. This change will become effective November 29, 2006.

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, financing transactions and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 51,429,743
Unrealized depreciation	(36,703,283)
Net unrealized appreciation (depreciation)	$ 14,726,460
Cost for federal income tax purposes	$ 6,122,215,606

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for

Annual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including non Money Market Central Funds), other than short-term securities and U.S. government securities, aggregated $1,740,077,092 and $734,281,181, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. Effective July 1, 2006, a new expense contract with FMR was approved by the Board of Directors, whereby FMR pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund, is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Fixed-Income Central Fund.

Central Fund	Investment Adviser	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Share Transactions. On December 17, 2004, other mutual funds managed by FMR or its affiliates (investing funds), completed a non-taxable exchange with the Fund. The investing funds delivered securities with a value, including accrued interest, of $3,277,957,293 (which included $62,946,987 of unrealized appreciation) in exchange for 32,779,573 shares (each then valued at $100.00 per share) of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its partners.

5. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Annual Report

5. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,306.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13,032.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Tactical Income Central Investment Portfolio:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Investment Portfolio (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended September 30, 2006 and for the period from December 17, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Investment Portfolio as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended September 30, 2006 and for the period from December 17, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Porfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Tactical Income Central Investment Portfolio (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005- present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004- 2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2004

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006- present), a Director (2003-present) and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 2004

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2004

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2004

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 2004

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Tactical Income Central Investment Portfolio. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003- present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002- 2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Tactical Income Central Investment Portfolio. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds, (2003-present), Fixed Income Funds (2005- present) and Balanced Funds (2005- present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Tactical Income Central Investment Portfolio. Mr. Silvia also serves as Vice President of Fidelity's Fixed Income Funds (2005- present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Jeff Moore (40)

Year of Election or Appointment: 2004

Vice President of Tactical Income Central Investment Portfolio. Mr. Moore also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Moore worked as a research analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 2004

Secretary of Tactical Income Central Investment Portfolio. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003- present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2004

Assistant Secretary of Tactical Income Central Investment Portfolio. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of Tactical Income Central Investment Portfolio. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980- 2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Tactical Income Central Investment Portfolio. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Tactical Income Central Investment Portfolio. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999- 2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Tactical Central Investment Portfolio. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Tactical Income Central Investment Portfolio. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Tactical Income Central Investment Portfolio. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Tactical Income Central Investment Portfolio. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Tactical Income Central Investment Portfolio. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)

Year of Election or Appointment: 2004

Assistant Treasurer of Tactical Income Central Investment Portfolio. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Tactical Income Central Investment Portfolio. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Tactical Income Central Investment Portfolio. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Tactical Income Central Investment Portfolio. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Tactical Income Central Investment Portfolio. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on August 16, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Albert R. Gamper, Jr.
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Robert M. Gates
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
George H. Heilmeier
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Edward C. Johnson 3d
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Stephen P. Jonas
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
James H. KeyesB
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Ned C. Lautenbach
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
William O. McCoy
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Robert L. Reynolds
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Cornelia M. Small
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
William S. Stavropoulos
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Kenneth L. Wolfe
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Tactical Income Central Investment Portfolio

Each year, typically in June, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Directors concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Equity Sector
Central Investment Portfolios

Consumer Discretionary Central Investment Portfolio

Consumer Staples Central Investment Portfolio

Energy Central Investment Portfolio

Financials Central Investment Portfolio

Health Care Central Investment Portfolio

Industrials Central Investment Portfolio

Information Technology Central Investment Portfolio

Materials Central Investment Portfolio

Telecom Services Central Investment Portfolio

Utilities Central Investment Portfolio

Annual Report

September 30, 2006

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ESCIP-ANN-1106 446425.1.0
1.831584.100

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 21, 2006 to September 30, 2006). The hypothetical expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2006	Expenses Paid During Period
Consumer Discretionary	.0011%
Actual		$ 1,000.00	$ 1,146.60	$ - A, C
HypotheticalD		$ 1,000.00	$ 1,025.06	$ .01B
Consumer Staples	.0043%
Actual		$ 1,000.00	$ 1,049.70	$ .01A
HypotheticalD		$ 1,000.00	$ 1,025.05	$ .02B
Energy	.0012%
Actual		$ 1,000.00	$ 974.30	$ -A, C
HypotheticalD		$ 1,000.00	$ 1,025.06	$ .01B
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2006	Expenses Paid During Period
Financials	.0097%
Actual		$ 1,000.00	$ 1,084.30	$ .02 A
HypotheticalD		$ 1,000.00	$ 1,025.02	$ .05 B
Health Care	.0032%
Actual		$ 1,000.00	$ 1,065.00	$ .01A
HypotheticalD		$ 1,000.00	$ 1,025.05	$ .02B
Industrials	.0011%
Actual		$ 1,000.00	$ 1,070.40	$ -A, C
HypotheticalD		$ 1,000.00	$ 1,025.06	$ .01B
Information Technology	.0042%
Actual		$ 1,000.00	$ 1,165.10	$ .01A
HypotheticalD		$ 1,000.00	$ 1,025.05	$ .02B
Materials	.0047%
Actual		$ 1,000.00	$ 1,044.50	$ .01A
HypotheticalD		$ 1,000.00	$ 1,025.04	$ .02B
Telecom Services	.0215%
Actual		$ 1,000.00	$ 1,150.30	$ .05 A
HypotheticalD		$ 1,000.00	$ 1,024.96	$ .11 B
Utilities	.0042%
Actual		$ 1,000.00	$ 1,022.40	$ .01 A
HypotheticalD		$ 1,000.00	$ 1,025.05	$ .02 B

A Actual expenses are equal to each Fund's annualized expense ratio; multiplied by the average account value over the period, multiplied by 72/365 (to reflect the period July 21, 2006 to September 30, 2006).

B Hypothetical expenses are equal to each Fund's annualized expense ratio; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

C Amount represents less than $.01

D 5% return per year before expenses

The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Consumer Discretionary Central Investment Portfolio

Investment Summary

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of September 30, 2006
% of fund's net assets
Federated Department Stores, Inc.	8.8
News Corp. Class A	5.7
Best Buy Co., Inc.	3.8
JCPenney Co., Inc.	3.4
Office Depot, Inc.	3.3
Target Corp.	3.2
Polo Ralph Lauren Corp. Class A	3.2
TJX Companies, Inc.	3.1
Tween Brands, Inc.	3.0
Home Depot, Inc.	2.8
40.3
Top Industries (% of fund's net assets)
As of September 30, 2006
Specialty Retail 38.1%
Multiline Retail 20.2%
Media 10.4%
Hotels, Restaurants & Leisure 9.2%
Textiles, Apparel & Luxury Goods 7.3%
All Others* 14.8%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Consumer Discretionary Central Investment Portfolio

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (Note 1)
AUTOMOBILES - 1.0%
Motorcycle Manufacturers - 1.0%
Harley-Davidson, Inc. (d)	125,000	$ 7,843,750
COMPUTERS & PERIPHERALS - 1.4%
Computer Hardware - 1.4%
Hewlett-Packard Co.	303,319	11,128,774
DIVERSIFIED CONSUMER SERVICES - 1.8%
Specialized Consumer Services - 1.8%
Sothebys Class A (ltd. vtg.)	438,700	14,143,688
DIVERSIFIED FINANCIAL SERVICES - 0.8%
Specialized Finance - 0.8%
Moody's Corp.	99,000	6,472,620
FOOD & STAPLES RETAILING - 3.3%
Drug Retail - 1.6%
CVS Corp.	400,034	12,849,092
Food Retail - 0.7%
Tesco PLC Sponsored ADR	250,000	5,150,000
Hypermarkets & Super Centers - 1.0%
Carrefour SA	130,000	8,214,625
TOTAL FOOD & STAPLES RETAILING		26,213,717
HOTELS, RESTAURANTS & LEISURE - 9.2%
Casinos & Gaming - 3.3%
Boyd Gaming Corp.	200,000	7,688,000
International Game Technology	270,000	11,205,000
Penn National Gaming, Inc. (a)	103,168	3,767,695
Wynn Resorts Ltd. (a)	50,000	3,400,500
		26,061,195
Restaurants - 5.9%
McDonald's Corp.	497,158	19,448,821
Starbucks Corp. (a)	248,800	8,471,640
Wendy's International, Inc.	268,800	18,009,600
		45,930,061
TOTAL HOTELS, RESTAURANTS & LEISURE		71,991,256
Common Stocks - continued
	Shares	Value (Note 1)
INTERNET & CATALOG RETAIL - 3.0%
Catalog Retail - 2.5%
Coldwater Creek, Inc. (a)	680,000	$ 19,556,800
Internet Retail - 0.5%
Blue Nile, Inc. (a)	99,761	3,626,312
TOTAL INTERNET & CATALOG RETAIL		23,183,112
INTERNET SOFTWARE & SERVICES - 1.2%
Internet Software & Services - 1.2%
Google, Inc. Class A (sub. vtg.) (a)	23,033	9,256,963
MEDIA - 10.4%
Broadcasting & Cable TV - 1.0%
Grupo Televisa SA de CV (CPO) sponsored ADR	370,000	7,866,200
Movies & Entertainment - 6.8%
Live Nation, Inc. (a)	60,600	1,237,452
News Corp.:
Class A	2,281,724	44,835,877
Class B	57,800	1,192,992
The Walt Disney Co.	125,000	3,863,750
Time Warner, Inc.	100,000	1,823,000
Viacom, Inc. Class B (non-vtg.) (a)	25,000	929,500
		53,882,571
Publishing - 2.6%
McGraw-Hill Companies, Inc.	352,000	20,426,560
TOTAL MEDIA		82,175,331
MULTILINE RETAIL - 20.2%
Department Stores - 17.0%
Federated Department Stores, Inc.	1,600,000	69,136,001
JCPenney Co., Inc.	390,000	26,672,100
Kohl's Corp. (a)	160,000	10,387,200
Nordstrom, Inc.	20,000	846,000
Saks, Inc.	1,000,000	17,280,000
Sears Holdings Corp. (a)	58,700	9,279,883
		133,601,184
General Merchandise Stores - 3.2%
Target Corp.	460,081	25,419,475
TOTAL MULTILINE RETAIL		159,020,659
Common Stocks - continued
	Shares	Value (Note 1)
SPECIALTY RETAIL - 38.1%
Apparel Retail - 19.9%
Abercrombie & Fitch Co. Class A	175,000	$ 12,159,000
Aeropostale, Inc. (a)	200,000	5,846,000
American Eagle Outfitters, Inc.	176,500	7,735,995
AnnTaylor Stores Corp. (a)	170,000	7,116,200
Casual Male Retail Group, Inc. (a)(d)	270,002	3,707,127
Charlotte Russe Holding, Inc. (a)	150,000	4,131,000
Chico's FAS, Inc. (a)	10,000	215,300
Christopher & Banks Corp.	325,000	9,581,000
Gymboree Corp. (a)	350,000	14,763,000
Hot Topic, Inc. (a)	75,000	835,500
Limited Brands, Inc.	700,000	18,543,000
Ross Stores, Inc.	185,000	4,700,850
The Children's Place Retail Stores, Inc. (a)	182,300	11,672,669
TJX Companies, Inc.	870,000	24,386,100
Tween Brands, Inc. (a)	620,000	23,312,000
Urban Outfitters, Inc. (a)	219,700	3,886,493
Zumiez, Inc. (a)	151,800	4,098,600
		156,689,834
Automotive Retail - 0.4%
AutoZone, Inc. (a)	30,000	3,099,000
Computer & Electronics Retail - 6.0%
Best Buy Co., Inc.	559,650	29,974,854
Circuit City Stores, Inc.	365,000	9,165,150
RadioShack Corp.	400,000	7,720,000
		46,860,004
Home Improvement Retail - 4.6%
Home Depot, Inc.	609,300	22,099,311
Lowe's Companies, Inc.	495,900	13,914,954
		36,014,265
Specialty Stores - 7.2%
Office Depot, Inc. (a)	660,000	26,202,000
OfficeMax, Inc.	200,000	8,148,000
Staples, Inc.	779,500	18,965,235
Tiffany & Co., Inc.	110,100	3,655,320
		56,970,555
TOTAL SPECIALTY RETAIL		299,633,658
Common Stocks - continued
	Shares	Value (Note 1)
TEXTILES, APPAREL & LUXURY GOODS - 7.3%
Apparel, Accessories & Luxury Goods - 6.1%
Coach, Inc. (a)	540,000	$ 18,576,000
Phillips-Van Heusen Corp.	100,000	4,177,000
Polo Ralph Lauren Corp. Class A	390,000	25,229,100
		47,982,100
Footwear - 1.2%
Deckers Outdoor Corp. (a)	199,800	9,454,536
TOTAL TEXTILES, APPAREL & LUXURY GOODS		57,436,636
TOTAL COMMON STOCKS (Cost $680,524,411)		768,500,164
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 5.36% (b)	22,794,723	22,794,723
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	11,100,000	11,100,000
TOTAL MONEY MARKET FUNDS (Cost $33,894,723)		33,894,723
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $714,419,134)		802,394,887
NET OTHER ASSETS - (2.0)%		(15,579,849)
NET ASSETS - 100%		$ 786,815,038
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 215,738
Fidelity Securities Lending Cash Central Fund	3,816
Total	$ 219,554

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Discretionary Central Investment Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $10,726,500) - See accompanying schedule: Unaffiliated issuers (cost $680,524,411)	$ 768,500,164
Fidelity Central Funds (cost $33,894,723)	33,894,723
Total Investments (cost $714,419,134)		$ 802,394,887
Receivable for investments sold		2,197,782
Dividends receivable		583,190
Interest receivable		105,238
Other receivables		2,677
Total assets		805,283,774

Liabilities
Payable for investments purchased	$ 7,367,303
Other payables and accrued expenses	1,433
Collateral on securities loaned, at value	11,100,000
Total liabilities		18,468,736

Net Assets		$ 786,815,038
Net Assets consist of:
Paid in capital		$ 698,839,285
Net unrealized appreciation (depreciation) on investments		87,975,753
Net Assets, for 6,872,958 shares outstanding		$ 786,815,038
Net Asset Value, offering price and redemption price per share ($786,815,038 ÷ 6,872,958 shares)		$ 114.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

For the period July 21, 2006 (commencement of operations) to September 30, 2006

Investment Income
Dividends		$ 1,101,722
Interest		8
Income from Fidelity Central Funds (including $3,816 from security lending)		219,554
Total income		1,321,284

Expenses
Custodian fees and expenses	$ 1,665
Independent directors' compensation	383
Total expenses before reductions	2,048
Expense reductions	(615)	1,433
Net investment income (loss)		1,319,851
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,960,101)
Foreign currency transactions	(3,058)
Total net realized gain (loss)		(4,963,159)
Change in net unrealized appreciation (depreciation) on investment securities		104,105,847
Net gain (loss)		99,142,688
Net increase (decrease) in net assets resulting from operations		$ 100,462,539

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Discretionary Central Investment Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,319,851
Net realized gain (loss)	(4,963,159)
Change in net unrealized appreciation (depreciation)	104,105,847
Net increase (decrease) in net assets resulting from operations	100,462,539
Distributions to partners from net investment income	(1,165,958)
Affiliated share transactions Proceeds from sales of shares	3,714,893
Contributions in-kind	683,803,564
Net increase (decrease) in net assets resulting from share transactions	687,518,457
Total increase (decrease) in net assets	786,815,038

Net Assets
Beginning of period	-
End of period	$ 786,815,038
Other Information Shares
Sold	34,922
Issued for in-kind contributions	6,838,036
Net increase (decrease)	6,872,958

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended September 30, 2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income (loss) C	.19
Net realized and unrealized gain (loss)	14.46
Total from investment operations	14.65
Distributions to partners from net investment income	(.17)
Net asset value, end of period	$ 114.48
Total Return A,B	14.66%
Ratios to Average Net Assets D,H
Expenses before reductions	- F
Expenses net of fee waivers, if any	- F
Expenses net of all reductions	- F
Net investment income (loss)	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 786,815
Portfolio turnover rate	15% E, I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Staples Central Investment Portfolio

Investment Summary

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of September 30, 2006
% of fund's net assets
Procter & Gamble Co.	10.1
Nestle SA (Reg.)	10.1
Altria Group, Inc.	10.0
PepsiCo, Inc.	8.6
Wal-Mart Stores, Inc.	8.2
The Coca-Cola Co.	5.0
Colgate-Palmolive Co.	4.7
CVS Corp.	4.3
Kroger Co.	4.3
Kellogg Co.	4.3
69.6
Top Industries (% of fund's net assets)
As of September 30, 2006
Food & Staples Retailing 24.2%
Food Products 24.0%
Beverages 20.9%
Household Products 14.8%
Tobacco 12.5%
All Others* 3.6%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Consumer Staples Central Investment Portfolio

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
BEVERAGES - 20.9%
Brewers - 3.0%
Boston Beer Co., Inc. Class A (a)	67,900	$ 2,230,515
InBev SA	106,200	5,847,468
Molson Coors Brewing Co. Class B	50,900	3,507,010
SABMiller PLC	294,600	5,503,735
		17,088,728
Distillers & Vintners - 2.0%
Diageo PLC	472,400	8,389,824
Pernod Ricard SA	14,600	3,038,190
		11,428,014
Soft Drinks - 15.9%
Coca-Cola Enterprises, Inc.	265,000	5,519,950
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	169,000	5,803,460
Hansen Natural Corp. (a)(d)	56,400	1,831,872
PepsiCo, Inc.	750,800	48,997,208
The Coca-Cola Co.	629,800	28,139,464
		90,291,954
TOTAL BEVERAGES		118,808,696
FOOD & STAPLES RETAILING - 24.2%
Drug Retail - 5.8%
CVS Corp.	774,166	24,866,212
Walgreen Co.	190,600	8,460,734
		33,326,946
Food Distributors - 2.5%
Sysco Corp.	336,900	11,269,305
United Natural Foods, Inc. (a)	93,000	2,882,070
		14,151,375
Food Retail - 7.7%
Kroger Co.	1,054,800	24,408,072
Safeway, Inc.	637,800	19,357,230
		43,765,302
Hypermarkets & Super Centers - 8.2%
Wal-Mart Stores, Inc.	945,908	46,652,183
TOTAL FOOD & STAPLES RETAILING		137,895,806
Common Stocks - continued
	Shares	Value (Note 1)
FOOD PRODUCTS - 24.0%
Agricultural Products - 1.6%
Archer-Daniels-Midland Co.	239,000	$ 9,053,320
Packaged Foods & Meats - 22.4%
Cadbury Schweppes PLC sponsored ADR	165,200	7,065,604
Groupe Danone	52,600	7,383,918
Kellogg Co.	491,800	24,353,936
Nestle SA (Reg.)	164,246	57,275,259
Tyson Foods, Inc. Class A	517,700	8,221,076
Unilever PLC	933,700	23,165,097
		127,464,890
TOTAL FOOD PRODUCTS		136,518,210
HOUSEHOLD PRODUCTS - 14.8%
Household Products - 14.8%
Colgate-Palmolive Co.	431,800	26,814,780
Procter & Gamble Co.	932,802	57,815,067
		84,629,847
PERSONAL PRODUCTS - 3.0%
Personal Products - 3.0%
Avon Products, Inc. (d)	468,411	14,361,481
Bare Escentuals, Inc. (a)	1,000	27,150
Herbalife Ltd. (a)	79,586	3,014,718
		17,403,349
TOBACCO - 12.5%
Tobacco - 12.5%
Altria Group, Inc.	744,680	57,005,254
British American Tobacco PLC sponsored ADR (d)	154,700	8,463,637
Loews Corp. - Carolina Group	103,200	5,716,248
		71,185,139
TOTAL COMMON STOCKS (Cost $495,972,599)		566,441,047
Money Market Funds - 1.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.36% (b)	5,168,198	$ 5,168,198
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	2,555,525	2,555,525
TOTAL MONEY MARKET FUNDS (Cost $7,723,723)		7,723,723
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $503,696,322)		574,164,770
NET OTHER ASSETS - (0.8)%		(4,575,661)
NET ASSETS - 100%		$ 569,589,109
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 62,036
Fidelity Securities Lending Cash Central Fund	4,271
Total	$ 66,307
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.3%
Switzerland	10.1%
United Kingdom	9.3%
France	1.8%
Belgium	1.0%
Greece	1.0%
Others (individually less than 1%)	0.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Staples Central Investment Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $2,375,637) - See accompanying schedule: Unaffiliated issuers (cost $495,972,599)	$ 566,441,047
Fidelity Central Funds (cost $7,723,723)	7,723,723
Total Investments (cost $503,696,322)		$ 574,164,770
Receivable for investments sold		3,895,551
Dividends receivable		1,051,894
Interest receivable		14,224
Other receivables		227,948
Total assets		579,354,387

Liabilities
Payable for investments purchased	$ 7,205,566
Other payables and accrued expenses	4,187
Collateral on securities loaned, at value	2,555,525
Total liabilities		9,765,278

Net Assets		$ 569,589,109
Net Assets consist of:
Paid in capital		$ 499,120,964
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		70,468,145
Net Assets, for 5,445,806 shares outstanding		$ 569,589,109
Net Asset Value, offering price and redemption price per share ($569,589,109 ÷ 5,445,806 shares)		$ 104.59

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Staples Central Investment Portfolio
Financial Statements - continued

Statement of Operations

For the period July 21, 2006 (commencement of operations) to September 30, 2006

Investment Income
Dividends		$ 2,033,815
Interest		4
Income from Fidelity Central Funds (including $4,271 from security lending)		66,307
Total income		2,100,126

Expenses
Custodian fees and expenses	$ 4,729
Independent directors' compensation	295
Total expenses before reductions	5,024
Expense reductions	(307)	4,717
Net investment income (loss)		2,095,409
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,131,047
Foreign currency transactions	(6,280)
Total net realized gain (loss)		1,124,767
Change in net unrealized appreciation (depreciation) on: Investment securities	23,794,632
Assets and liabilities in foreign currencies	(303)
Total change in net unrealized appreciation (depreciation)		23,794,329
Net gain (loss)		24,919,096
Net increase (decrease) in net assets resulting from operations		$ 27,014,505

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,095,409
Net realized gain (loss)	1,124,767
Change in net unrealized appreciation (depreciation)	23,794,329
Net increase (decrease) in net assets resulting from operations	27,014,505
Distributions to partners from net investment income	(2,067,967)
Affiliated share transactions Proceeds from sales of shares	2,501,039
Contributions in-kind	543,141,343
Cost of shares redeemed	(999,811)
Net increase (decrease) in net assets resulting from share transactions	544,642,571
Total increase (decrease) in net assets	569,589,109

Net Assets
Beginning of period	-
End of period	$ 569,589,109
Other Information Shares
Sold	23,978
Issued for in-kind contributions	5,431,413
Redeemed	(9,585)
Net increase (decrease)	5,445,806

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended September 30, 2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income (loss) C	.39
Net realized and unrealized gain (loss)	4.58
Total from investment operations	4.97
Distributions to partners from net investment income	(.38)
Net asset value, end of period	$ 104.59
Total Return A,B	4.97%
Ratios to Average Net Assets D,H
Expenses before reductions	- F
Expenses net of fee waivers, if any	- F
Expenses net of all reductions	- F
Net investment income (loss)	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 569,589
Portfolio turnover rate	10% E, I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Energy Central Investment Portfolio

Investment Summary

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of September 30, 2006
% of fund's net assets
Chevron Corp.	10.4
Exxon Mobil Corp.	7.6
ConocoPhillips	7.3
Schlumberger Ltd. (NY Shares)	6.2
Valero Energy Corp.	5.8
Noble Corp.	5.4
Halliburton Co.	4.6
Baker Hughes, Inc.	4.5
National Oilwell Varco, Inc.	3.5
Ultra Petroleum Corp.	3.5
58.8
Top Industries (% of fund's net assets)
As of September 30, 2006
Oil, Gas & Consumable Fuels 57.5%
Energy Equipment & Services 38.0%
Machinery 1.7%
Construction & Engineering 1.0%
All Others* 1.8%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Energy Central Investment Portfolio

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV (NY Shares)	16,925	$ 407,216
Fluor Corp.	31,500	2,422,035
Jacobs Engineering Group, Inc. (a)	42,406	3,169,000
		5,998,251
ENERGY EQUIPMENT & SERVICES - 38.0%
Oil & Gas Drilling - 15.1%
Diamond Offshore Drilling, Inc.	259,080	18,749,620
GlobalSantaFe Corp.	405,274	20,259,647
Noble Corp.	519,000	33,309,420
Pride International, Inc. (a)	526,800	14,444,856
Transocean, Inc. (a)	86,400	6,327,072
		93,090,615
Oil & Gas Equipment & Services - 22.9%
Baker Hughes, Inc.	404,300	27,573,260
BJ Services Co.	81,400	2,452,582
Halliburton Co.	987,300	28,088,685
Hydril Co. (a)	42,600	2,388,156
National Oilwell Varco, Inc. (a)	372,900	21,833,295
Oceaneering International, Inc. (a)	43,800	1,349,040
Schlumberger Ltd. (NY Shares)	613,600	38,061,608
Smith International, Inc.	214,600	8,326,480
Superior Energy Services, Inc. (a)	195,800	5,141,708
W-H Energy Services, Inc. (a)	65,300	2,707,991
Weatherford International Ltd. (a)	71,300	2,974,636
		140,897,441
TOTAL ENERGY EQUIPMENT & SERVICES		233,988,056
MACHINERY - 1.7%
Construction & Farm Machinery & Heavy Trucks - 1.7%
Bucyrus International, Inc. Class A	132,300	5,612,166
Joy Global, Inc. (d)	131,800	4,956,998
		10,569,164
OIL, GAS & CONSUMABLE FUELS - 57.5%
Coal & Consumable Fuels - 3.4%
Arch Coal, Inc.	156,500	4,524,415
CONSOL Energy, Inc.	281,298	8,925,586
Common Stocks - continued
	Shares	Value (Note 1)
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
Foundation Coal Holdings, Inc.	41,800	$ 1,353,066
Peabody Energy Corp.	166,195	6,112,652
		20,915,719
Integrated Oil & Gas - 27.5%
Chevron Corp. (d)	989,600	64,185,456
ConocoPhillips	757,600	45,099,928
Exxon Mobil Corp. (d)	701,700	47,084,070
Hess Corp.	104,500	4,328,390
Occidental Petroleum Corp.	185,800	8,938,838
		169,636,682
Oil & Gas Exploration & Production - 19.0%
Cabot Oil & Gas Corp.	168,600	8,080,998
Chesapeake Energy Corp. (d)	649,500	18,822,510
EOG Resources, Inc.	279,400	18,174,970
Houston Exploration Co. (a)	158,900	8,763,335
Mariner Energy, Inc. (a)	183,300	3,367,221
Petrohawk Energy Corp. (a)	265,300	2,753,814
Plains Exploration & Production Co. (a)	234,900	10,079,559
Quicksilver Resources, Inc. (a)	195,200	6,226,880
Range Resources Corp.	149,296	3,768,231
Ultra Petroleum Corp. (a)	446,900	21,500,359
XTO Energy, Inc.	367,000	15,461,710
		116,999,587
Oil & Gas Refining & Marketing - 6.4%
Sunoco, Inc.	59,500	3,700,305
Valero Energy Corp.	698,200	35,936,354
		39,636,659
Oil & Gas Storage & Transport - 1.2%
El Paso Corp.	424,000	5,783,360
Overseas Shipholding Group, Inc.	25,156	1,553,886
		7,337,246
TOTAL OIL, GAS & CONSUMABLE FUELS		354,525,893
TOTAL COMMON STOCKS (Cost $637,929,501)		605,081,364
Money Market Funds - 8.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.36% (b)	6,368,611	$ 6,368,611
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	43,391,721	43,391,721
TOTAL MONEY MARKET FUNDS (Cost $49,760,332)		49,760,332
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $687,689,833)		654,841,696
NET OTHER ASSETS - (6.3)%		(38,659,728)
NET ASSETS - 100%		$ 616,181,968
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 86,466
Fidelity Securities Lending Cash Central Fund	8,999
Total	$ 95,465
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.5%
Cayman Islands	8.7%
Netherlands Antilles	6.2%
Canada	3.5%
Others (individually less than 1%)	0.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Energy Central Investment Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $42,381,256) - See accompanying schedule: Unaffiliated issuers (cost $637,929,501)	$ 605,081,364
Fidelity Central Funds (cost $49,760,332)	49,760,332
Total Investments (cost $687,689,833)		$ 654,841,696
Receivable for investments sold		4,572,573
Dividends receivable		325,843
Interest receivable		22,304
Other receivables		5,998
Total assets		659,768,414

Liabilities
Payable to custodian bank	$ 193,451
Other payables and accrued expenses	1,274
Collateral on securities loaned, at value	43,391,721
Total liabilities		43,586,446

Net Assets		$ 616,181,968
Net Assets consist of:
Paid in capital		$ 649,030,105
Net unrealized appreciation (depreciation) on investments		(32,848,137)
Net Assets, for 6,342,088 shares outstanding		$ 616,181,968
Net Asset Value, offering price and redemption price per share ($616,181,968 ÷ 6,342,088 shares)		$ 97.16

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Energy Central Investment Portfolio
Financial Statements - continued

Statement of Operations

For the period July 21, 2006 (commencement of operations) to September 30, 2006

Investment Income
Dividends		$ 1,703,260
Interest		21
Income from Fidelity Central Funds (including $8,999 from security lending)		95,465
Total income		1,798,746

Expenses
Custodian fees and expenses	$ 1,450
Independent directors' compensation	370
Total expenses before reductions	1,820
Expense reductions	(370)	1,450
Net investment income (loss)		1,797,296
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,504,782)
Change in net unrealized appreciation (depreciation) on investment securities		(15,690,676)
Net gain (loss)		(18,195,458)
Net increase (decrease) in net assets resulting from operations		$ (16,398,162)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,797,296
Net realized gain (loss)	(2,504,782)
Change in net unrealized appreciation (depreciation)	(15,690,676)
Net increase (decrease) in net assets resulting from operations	(16,398,162)
Distributions to partners from net investment income	(1,749,579)
Affiliated share transactions Proceeds from sales of shares	12,599,541
Contributions in-kind	621,730,168
Net increase (decrease) in net assets resulting from share transactions	634,329,709
Total increase (decrease) in net assets	616,181,968

Net Assets
Beginning of period	-
End of period	$ 616,181,968
Other Information Shares
Sold	124,786
Issued for in-kind contributions	6,217,302
Net increase (decrease)	6,342,088

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended September 30, 2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income (loss) C	.29
Net realized and unrealized gain (loss)	(2.85)
Total from investment operations	(2.56)
Distributions to partners from net investment income	(.28)
Net asset value, end of period	$ 97.16
Total Return A, B	(2.57)%
Ratios to Average Net Assets D, H
Expenses before reductions	- F
Expenses net of fee waivers, if any	- F
Expenses net of all reductions	- F
Net investment income (loss)	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 616,182
Portfolio turnover rate	12% E, I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Financials Central Investment Portfolio

Investment Summary

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of September 30, 2006
% of fund's net assets
American International Group, Inc.	9.1
JPMorgan Chase & Co.	5.1
Bank of America Corp.	5.1
Wachovia Corp.	4.7
Wells Fargo & Co.	4.6
ACE Ltd.	4.6
Citigroup, Inc.	3.7
Merrill Lynch & Co., Inc.	3.2
Morgan Stanley	3.0
Everest Re Group Ltd.	2.8
45.9
Top Industries (% of fund's net assets)
As of September 30, 2006
Insurance 32.7%
Commercial Banks 18.3%
Capital Markets 15.3%
Diversified Financial Services 15.3%
Thrifts & Mortgage Finance 6.5%
All Others* 11.9%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Financials Central Investment Portfolio

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (Note 1)
CAPITAL MARKETS - 15.3%
Asset Management & Custody Banks - 4.4%
Affiliated Managers Group, Inc. (d)	70,600	$ 7,067,766
American Capital Strategies Ltd. (d)	180,100	7,108,547
Franklin Resources, Inc.	137,600	14,551,200
Investors Financial Services Corp.	274,000	11,803,920
Legg Mason, Inc.	62,200	6,273,492
State Street Corp.	327,600	20,442,240
		67,247,165
Diversified Capital Markets - 1.0%
UBS AG (NY Shares)	262,400	15,562,944
Investment Banking & Brokerage - 9.9%
Charles Schwab Corp.	594,700	10,645,130
E*TRADE Financial Corp.	790,300	18,903,976
Lazard Ltd. Class A	252,500	10,094,950
Merrill Lynch & Co., Inc. (d)	619,046	48,421,778
Morgan Stanley	631,600	46,049,956
Nomura Holdings, Inc. (d)	684,400	12,031,751
optionsXpress Holdings, Inc.	210,600	5,871,528
		152,019,069
TOTAL CAPITAL MARKETS		234,829,178
COMMERCIAL BANKS - 18.3%
Diversified Banks - 15.8%
Banco Bilbao Vizcaya Argentaria SA	658,500	15,231,105
HSBC Holdings PLC sponsored ADR (d)	234,200	21,436,326
ICICI Bank Ltd. sponsored ADR	273,500	8,399,185
Kookmin Bank sponsored ADR	114,200	8,911,026
U.S. Bancorp, Delaware (d)	733,000	24,350,260
Unicredito Italiano Spa	2,498,500	20,736,837
Wachovia Corp.	1,299,470	72,510,426
Wells Fargo & Co.	1,945,400	70,384,572
		241,959,737
Regional Banks - 2.5%
Cathay General Bancorp	193,500	6,985,350
Nara Bancorp, Inc.	73,000	1,335,170
PNC Financial Services Group, Inc.	174,200	12,619,048
Common Stocks - continued
	Shares	Value (Note 1)
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
SVB Financial Group (a)	232,800	$ 10,392,192
Wintrust Financial Corp.	129,000	6,469,350
		37,801,110
TOTAL COMMERCIAL BANKS		279,760,847
CONSUMER FINANCE - 4.6%
Consumer Finance - 4.6%
American Express Co.	582,800	32,683,424
Capital One Financial Corp. (d)	200,200	15,747,732
Dollar Financial Corp. (a)	361,500	7,887,930
SLM Corp.	261,700	13,603,166
		69,922,252
DIVERSIFIED FINANCIAL SERVICES - 15.3%
Other Diversifed Financial Services - 13.9%
Bank of America Corp.	1,442,978	77,300,331
Citigroup, Inc.	1,141,599	56,703,222
JPMorgan Chase & Co.	1,660,300	77,967,688
		211,971,241
Specialized Finance - 1.4%
CBOT Holdings, Inc. Class A (d)	32,500	3,925,675
IntercontinentalExchange, Inc.	102,400	7,687,168
The NASDAQ Stock Market, Inc. (a)	323,000	9,767,520
		21,380,363
TOTAL DIVERSIFIED FINANCIAL SERVICES		233,351,604
INSURANCE - 32.7%
Insurance Brokers - 0.5%
National Financial Partners Corp.	187,900	7,709,537
Life & Health Insurance - 3.2%
AFLAC, Inc.	361,700	16,551,392
MetLife, Inc. (d)	567,000	32,137,560
		48,688,952
Multi-Line Insurance - 10.7%
American International Group, Inc.	2,099,736	139,128,509
Hartford Financial Services Group, Inc.	290,380	25,190,465
		164,318,974
Common Stocks - continued
	Shares	Value (Note 1)
INSURANCE - CONTINUED
Property & Casualty Insurance - 10.5%
ACE Ltd.	1,280,540	$ 70,083,954
Allied World Assurance Co. Holdings Ltd.	107,100	4,326,840
Aspen Insurance Holdings Ltd.	384,700	9,936,801
Axis Capital Holdings Ltd.	300,700	10,431,283
MBIA, Inc. (d)	196,600	12,079,104
Old Republic International Corp.	393,400	8,713,810
The St. Paul Travelers Companies, Inc.	686,800	32,204,052
XL Capital Ltd. Class A	176,200	12,104,940
		159,880,784
Reinsurance - 7.8%
Endurance Specialty Holdings Ltd.	288,500	10,172,510
Everest Re Group Ltd.	434,100	42,337,773
IPC Holdings Ltd.	1,082,800	32,938,776
Max Re Capital Ltd.	716,400	16,448,544
Montpelier Re Holdings Ltd.	118,500	2,297,715
PartnerRe Ltd.	139,800	9,446,286
Platinum Underwriters Holdings Ltd.	198,400	6,116,672
		119,758,276
TOTAL INSURANCE		500,356,523
REAL ESTATE INVESTMENT TRUSTS - 6.4%
Mortgage REITs - 0.2%
Annaly Capital Management, Inc.	313,500	4,119,390
Residential REITs - 2.4%
Equity Lifestyle Properties, Inc.	163,600	7,478,156
Equity Residential (SBI)	572,100	28,936,818
		36,414,974
Retail REITs - 3.8%
Developers Diversified Realty Corp.	327,700	18,272,552
General Growth Properties, Inc.	470,200	22,405,030
Simon Property Group, Inc.	191,500	17,353,730
		58,031,312
TOTAL REAL ESTATE INVESTMENT TRUSTS		98,565,676
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
Real Estate Management & Development - 0.8%
Mitsubishi Estate Co. Ltd.	577,000	12,600,279
Common Stocks - continued
	Shares	Value (Note 1)
THRIFTS & MORTGAGE FINANCE - 6.5%
Thrifts & Mortgage Finance - 6.5%
Countrywide Financial Corp.	519,800	$ 18,213,792
Fannie Mae	666,086	37,240,868
Golden West Financial Corp., Delaware	235,700	18,207,825
Hudson City Bancorp, Inc.	795,400	10,539,050
Washington Mutual, Inc.	359,900	15,644,853
		99,846,388
TOTAL COMMON STOCKS (Cost $1,359,163,376)		1,529,232,747
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 5.36% (b)	1,110,272	1,110,272
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	63,672,725	63,672,725
TOTAL MONEY MARKET FUNDS (Cost $64,782,997)		64,782,997
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $1,423,946,373)		1,594,015,744
NET OTHER ASSETS - (4.1)%		(62,547,737)
NET ASSETS - 100%		$ 1,531,468,007
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 341,023
Fidelity Securities Lending Cash Central Fund	26,378
Total	$ 367,401
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	77.9%
Bermuda	10.0%
Cayman Islands	4.6%
Japan	1.6%
United Kingdom	1.4%
Italy	1.4%
Switzerland	1.0%
Spain	1.0%
Others (individually less than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Financials Central Investment Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $61,819,951) - See accompanying schedule: Unaffiliated issuers (cost $1,359,163,376)	$ 1,529,232,747
Fidelity Central Funds (cost $64,782,997)	64,782,997
Total Investments (cost $1,423,946,373)		$ 1,594,015,744
Cash		153,704
Dividends receivable		1,808,165
Interest receivable		6,792
Other receivables		16,719
Total assets		1,596,001,124

Liabilities
Payable for investments purchased	$ 856,257
Other payables and accrued expenses	4,135
Collateral on securities loaned, at value	63,672,725
Total liabilities		64,533,117

Net Assets		$ 1,531,468,007
Net Assets consist of:
Paid in capital		$ 1,361,399,557
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		170,068,450
Net Assets, for 14,185,080 shares outstanding		$ 1,531,468,007
Net Asset Value, offering price and redemption price per share ($1,531,468,007 ÷ 14,185,080 shares)		$ 107.96

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Financials Central Investment Portfolio

Financial Statements - continued

Statement of Operations

For the period July 21, 2006 (commencement of operations) to September 30, 2006

Investment Income
Dividends		$ 6,457,449
Interest		5
Income from Fidelity Central Funds (including $26,378 from security lending)		367,401
Total income		6,824,855

Expenses
Custodian fees and expenses	$ 4,713
Independent directors' compensation	839
Interest	24,123
Total expenses before reductions	29,675
Expense reductions	(839)	28,836
Net investment income (loss)		6,796,019
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	951,744
Foreign currency transactions	(38,507)
Total net realized gain (loss)		913,237
Change in net unrealized appreciation (depreciation) on: Investment securities	113,417,299
Assets and liabilities in foreign currencies	(921)
Total change in net unrealized appreciation (depreciation)		113,416,378
Net gain (loss)		114,329,615
Net increase (decrease) in net assets resulting from operations		$ 121,125,634

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,796,019
Net realized gain (loss)	913,237
Change in net unrealized appreciation (depreciation)	113,416,378
Net increase (decrease) in net assets resulting from operations	121,125,634
Distributions to partners from net investment income	(6,625,824)
Affiliated share transactions Contributions in-kind	1,460,461,183
Cost of shares redeemed	(43,492,986)
Net increase (decrease) in net assets resulting from share transactions	1,416,968,197
Total increase (decrease) in net assets	1,531,468,007

Net Assets
Beginning of period	-
End of period	$ 1,531,468,007
Other Information Shares
Issued for in-kind contributions	14,604,612
Redeemed	(419,532)
Net increase (decrease)	14,185,080

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended September 30, 2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income (loss) C	.47
Net realized and unrealized gain (loss)	7.95
Total from investment operations	8.42
Distributions to partners from net investment income	(.46)
Net asset value, end of period	$ 107.96
Total Return A, B	8.43%
Ratios to Average Net Assets D, H
Expenses before reductions	-F
Expenses net of fee waivers, if any	- F
Expenses net of all reductions	- F
Net investment income (loss)	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,531,468
Portfolio turnover rate	4% E, I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Health Care Central Investment Portfolio

Investment Summary

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of September 30, 2006
% of fund's net assets
Pfizer, Inc.	12.2
Johnson & Johnson	10.5
Merck & Co., Inc.	5.8
UnitedHealth Group, Inc.	5.0
Amgen, Inc.	4.0
Wyeth	3.9
WellPoint, Inc.	2.8
Allergan, Inc.	2.8
Baxter International, Inc.	2.7
Cardinal Health, Inc.	2.0
51.7
Top Industries (% of fund's net assets)
As of September 30, 2006
Pharmaceuticals 45.0%
Health Care Providers & Services 22.6%
Biotechnology 12.0%
Health Care Equipment & Supplies 10.4%
Life Sciences Tools & Services 1.9%
All Others* 8.1%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Health Care Central Investment Portfolio

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 12.0%
Biotechnology - 12.0%
Alnylam Pharmaceuticals, Inc. (a)	53,100	$ 765,171
Amgen, Inc. (a)	482,590	34,519,663
Amylin Pharmaceuticals, Inc. (a)	93,900	4,138,173
BioCryst Pharmaceuticals, Inc. (a)	40,000	498,800
Biogen Idec, Inc. (a)	85,432	3,817,102
Celgene Corp. (a)	175,600	7,603,480
Cephalon, Inc. (a)	26,832	1,656,876
Genentech, Inc. (a)	153,300	12,677,910
Genzyme Corp. (a)	81,200	5,478,564
Gilead Sciences, Inc. (a)	157,000	10,785,900
MedImmune, Inc. (a)	80,000	2,336,800
Myogen, Inc. (a)	10,000	350,800
Omrix Biopharmaceuticals, Inc. (d)	25,000	470,750
ONYX Pharmaceuticals, Inc. (a)(d)	45,000	778,050
OSI Pharmaceuticals, Inc. (a)(d)	379,300	14,235,129
PDL BioPharma, Inc. (a)	1,200	23,040
Renovis, Inc. (a)	65,000	894,400
Telik, Inc. (a)	50,000	889,500
Theravance, Inc. (a)	35,000	946,400
Vertex Pharmaceuticals, Inc. (a)	16,100	541,765
		103,408,273
CHEMICALS - 1.6%
Diversified Chemicals - 0.2%
Bayer AG sponsored ADR	30,000	1,528,500
Fertilizers & Agricultural Chemicals - 1.4%
Agrium, Inc.	50,000	1,350,687
Bodisen Biotech, Inc. (a)(d)	117,500	1,050,450
Monsanto Co.	95,000	4,465,950
Mosaic Co.	70,000	1,183,000
Potash Corp. of Saskatchewan, Inc.	9,000	937,710
Syngenta AG:
sponsored ADR	60,000	1,810,800
(Switzerland)	7,500	1,131,750
		11,930,347
TOTAL CHEMICALS		13,458,847
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Diversified Commercial & Professional Services - 0.3%
FTI Consulting, Inc. (a)	96,000	2,405,760
Common Stocks - continued
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Human Resource & Employment Services - 0.0%
Watson Wyatt Worldwide, Inc. Class A	15,000	$ 613,800
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,019,560
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Weight Watchers International, Inc.	58,200	2,580,588
FOOD & STAPLES RETAILING - 0.1%
Food Retail - 0.1%
Safeway, Inc.	26,900	816,415
FOOD PRODUCTS - 0.6%
Packaged Foods & Meats - 0.6%
Groupe Danone	21,400	3,004,104
Groupe Danone sponsored ADR	15,000	444,300
Koninklijke Numico NV	40,000	1,800,702
		5,249,106
HEALTH CARE EQUIPMENT & SUPPLIES - 10.4%
Health Care Equipment - 8.5%
Advanced Medical Optics, Inc. (a)	18,600	735,630
Aspect Medical Systems, Inc. (a)	31,740	541,802
Baxter International, Inc.	503,900	22,907,294
Becton, Dickinson & Co.	126,000	8,904,420
Biosite, Inc. (a)	19,000	878,370
Boston Scientific Corp. (a)	431,000	6,374,490
C.R. Bard, Inc.	77,600	5,820,000
Hospira, Inc. (a)	65,000	2,487,550
Intuitive Surgical, Inc. (a)	10,000	1,054,500
Kinetic Concepts, Inc. (a)	11,250	353,925
Medtronic, Inc. (d)	333,200	15,473,808
Mentor Corp.	19,000	957,410
Mindray Medical International Ltd. Sponsored ADR	1,000	16,690
Respironics, Inc. (a)	32,500	1,254,825
St. Jude Medical, Inc. (a)	132,300	4,668,867
Varian Medical Systems, Inc. (a)	20,000	1,067,800
		73,497,381
Health Care Supplies - 1.9%
Cooper Companies, Inc.	17,800	952,300
DJO, Inc. (a)	49,000	2,034,970
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Supplies - continued
Immucor, Inc. (a)	50,000	$ 1,120,500
Inverness Medical Innovations, Inc. (a)	195,700	6,802,532
Inverness Medical Innovations, Inc. (a)(e)	4,800	150,163
Merit Medical Systems, Inc. (a)	75,000	1,018,500
PolyMedica Corp.	100,700	4,310,967
		16,389,932
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		89,887,313
HEALTH CARE PROVIDERS & SERVICES - 22.6%
Health Care Distributors & Services - 4.6%
AmerisourceBergen Corp.	81,800	3,697,360
Andrx Corp. (a)	110,925	2,709,898
Cardinal Health, Inc.	259,200	17,039,808
Henry Schein, Inc. (a)	65,800	3,299,212
McKesson Corp.	212,400	11,197,728
Patterson Companies, Inc. (a)	50,300	1,690,583
		39,634,589
Health Care Facilities - 5.1%
Acibadem Saglik Hizmetleri AS	167,000	1,786,332
Brookdale Senior Living, Inc.	319,200	14,817,264
Bumrungrad Hospital PCL (For. Reg.)	2,169,800	2,151,605
Capital Senior Living Corp. (a)	165,700	1,532,725
Community Health Systems, Inc. (a)	163,800	6,117,930
Emeritus Corp. (a)	13,750	296,313
HCA, Inc.	240,000	11,973,600
Manor Care, Inc.	35,000	1,829,800
Sun Healthcare Group, Inc. (a)	100,000	1,074,000
United Surgical Partners International, Inc. (a)	74,000	1,837,420
		43,416,989
Health Care Services - 3.7%
AMN Healthcare Services, Inc. (a)	37,500	890,625
Caremark Rx, Inc.	118,800	6,732,396
DaVita, Inc. (a)	45,000	2,604,150
Diagnosticos da America SA (a)	246,500	4,625,382
Express Scripts, Inc. (a)	45,800	3,457,442
Health Grades, Inc. (a)	276,400	1,210,632
Medco Health Solutions, Inc. (a)	113,800	6,840,518
Omnicare, Inc.	135,100	5,821,459
		32,182,604
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - 9.2%
Aetna, Inc.	55,000	$ 2,175,250
Health Net, Inc. (a)	98,300	4,278,016
Humana, Inc. (a)	75,600	4,996,404
UnitedHealth Group, Inc.	881,700	43,379,640
WellPoint, Inc. (a)	316,300	24,370,915
		79,200,225
TOTAL HEALTH CARE PROVIDERS & SERVICES		194,434,407
HEALTH CARE TECHNOLOGY - 0.3%
Healthcare Technology - 0.3%
Cerner Corp. (a)	26,600	1,207,640
Eclipsys Corp. (a)	93,500	1,674,585
		2,882,225
HOTELS, RESTAURANTS & LEISURE - 0.3%
Leisure Facilities - 0.3%
Life Time Fitness, Inc. (a)	47,500	2,198,775
INSURANCE - 0.4%
Life & Health Insurance - 0.4%
China Life Insurance Co. Ltd. ADR (d)	17,500	1,367,800
Prudential Financial, Inc.	31,200	2,379,000
		3,746,800
LIFE SCIENCES TOOLS & SERVICES - 1.9%
Life Science Tools & Services - 1.9%
Applera Corp. - Applied Biosystems Group	50,000	1,655,500
Charles River Laboratories International, Inc. (a)	20,000	868,200
Covance, Inc. (a)	40,000	2,655,200
Exelixis, Inc. (a)	67,900	591,409
Invitrogen Corp. (a)	40,000	2,536,400
Millipore Corp. (a)	30,000	1,839,000
Pharmaceutical Product Development, Inc.	56,500	2,016,485
Thermo Electron Corp. (a)	100,800	3,964,464
		16,126,658
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Herbalife Ltd. (a)	141,914	5,375,702
Common Stocks - continued
	Shares	Value (Note 1)
PHARMACEUTICALS - 45.0%
Pharmaceuticals - 45.0%
Abbott Laboratories (d)	178,800	$ 8,682,528
Adams Respiratory Therapeutics, Inc. (a)	76,300	2,791,817
Allergan, Inc.	214,700	24,177,367
Atherogenics, Inc. (a)(d)	72,000	948,240
Barr Pharmaceuticals, Inc. (a)	103,000	5,349,820
Bristol-Myers Squibb Co.	463,300	11,545,436
Elan Corp. PLC sponsored ADR (a)	30,000	461,400
Eli Lilly & Co.	56,300	3,209,100
Endo Pharmaceuticals Holdings, Inc. (a)	90,500	2,945,775
Forest Laboratories, Inc. (a)(d)	89,600	4,534,656
Johnson & Johnson	1,396,500	90,688,710
Merck & Co., Inc.	1,199,400	50,254,860
New River Pharmaceuticals, Inc. (a)(d)	94,100	2,421,193
Novartis AG sponsored ADR	53,000	3,097,320
Pfizer, Inc. (d)	3,688,700	104,611,531
Roche Holding AG (participation certificate)	62,500	10,807,406
Schering-Plough Corp.	678,600	14,990,274
Shire PLC sponsored ADR	16,600	819,874
Teva Pharmaceutical Industries Ltd. sponsored ADR	297,500	10,141,775
Valeant Pharmaceuticals International	42,500	840,650
Wyeth	658,800	33,493,392
		386,813,124
SOFTWARE - 0.4%
Systems Software - 0.4%
Quality Systems, Inc.	77,900	3,021,741
TOTAL COMMON STOCKS (Cost $783,527,845)		833,019,534
Money Market Funds - 7.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.36% (b)	20,726,770	$ 20,726,770
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	40,957,225	40,957,225
TOTAL MONEY MARKET FUNDS (Cost $61,683,995)		61,683,995
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $845,211,840)		894,703,529
NET OTHER ASSETS - (4.0)%		(34,237,158)
NET ASSETS - 100%		$ 860,466,371
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,163 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	8/17/06	$ 145,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 403,340
Fidelity Securities Lending Cash Central Fund	21,917
Total	$ 425,257

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Health Care Central Investment Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $40,090,863) - See accompanying schedule: Unaffiliated issuers (cost $783,527,845)	$ 833,019,534
Fidelity Central Funds (cost $61,683,995)	61,683,995
Total Investments (cost $845,211,840)		$ 894,703,529
Cash		1
Receivable for investments sold		15,758,965
Dividends receivable		585,857
Interest receivable		154,933
Other receivables		16,986
Total assets		911,220,271

Liabilities
Payable for investments purchased	$ 9,791,960
Other payables and accrued expenses	4,715
Collateral on securities loaned, at value	40,957,225
Total liabilities		50,753,900

Net Assets		$ 860,466,371
Net Assets consist of:
Paid in capital		$ 810,977,636
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,488,735
Net Assets, for 8,105,706 shares outstanding		$ 860,466,371
Net Asset Value, offering price and redemption price per share ($860,466,371 ÷ 8,105,706 shares)		$ 106.16

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

For the period July 21, 2006 (commencement of operations) to September 30, 2006

Investment Income
Dividends		$ 2,393,189
Interest		16
Income from Fidelity Central Funds (including $21,917 from security lending)		425,257
Total income		2,818,462

Expenses
Custodian fees and expenses	$ 5,315
Independent directors' compensation	459
Total expenses before reductions	5,774
Expense reductions	(518)	5,256
Net investment income (loss)		2,813,206
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,124,922)
Foreign currency transactions	(34,554)
Total net realized gain (loss)		(1,159,476)
Change in net unrealized appreciation (depreciation) on: Investment securities	50,300,362
Assets and liabilities in foreign currencies	(2,954)
Total change in net unrealized appreciation (depreciation)		50,297,408
Net gain (loss)		49,137,932
Net increase (decrease) in net assets resulting from operations		$ 51,951,138

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Health Care Central Investment Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,813,206
Net realized gain (loss)	(1,159,476)
Change in net unrealized appreciation (depreciation)	50,297,408
Net increase (decrease) in net assets resulting from operations	51,951,138
Distributions to partners from net investment income	(2,714,329)
Affiliated share transactions Proceeds from sales of shares	17,303,311
Contributions in-kind	793,926,251
Net increase (decrease) in net assets resulting from share transactions	811,229,562
Total increase (decrease) in net assets	860,466,371

Net Assets
Beginning of period	-
End of period	$ 860,466,371
Other Information Shares
Sold	166,443
Issued for in-kind contributions	7,939,263
Net increase (decrease)	8,105,706

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended September 30, 2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income (loss) C	.35
Net realized and unrealized gain (loss)	6.15
Total from investment operations	6.50
Distributions to partners from net investment income	(.34)
Net asset value, end of period	$ 106.16
Total Return A, B	6.50%
Ratios to Average Net Assets D, H
Expenses before reductions	- F
Expenses net of fee waivers, if any	- F
Expenses net of all reductions	- F
Net investment income (loss)	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 860,466
Portfolio turnover rate	27% E, I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Industrials Central Investment Portfolio

Investment Summary

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of September 30, 2006
% of fund's net assets
General Electric Co.	24.1
United Technologies Corp.	7.9
Honeywell International, Inc.	5.2
Tyco International Ltd.	5.0
Danaher Corp.	4.3
3M Co.	4.0
CSX Corp.	2.9
Burlington Northern Santa Fe Corp.	2.9
Illinois Tool Works, Inc.	2.4
Raytheon Co.	2.2
60.9
Top Industries (% of fund's net assets)
As of September 30, 2006
Industrial Conglomerates 34.5%
Aerospace & Defense 18.3%
Machinery 12.8%
Road & Rail 10.3%
Electrical Equipment 7.4%
All Others* 16.7%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Industrials Central Investment Portfolio

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 18.3%
Aerospace & Defense - 18.3%
DRS Technologies, Inc.	8,000	$ 349,360
Goodrich Corp.	150,100	6,082,052
Honeywell International, Inc.	953,470	38,996,923
L-3 Communications Holdings, Inc.	101,500	7,950,495
Precision Castparts Corp.	127,300	8,040,268
Raytheon Co.	337,500	16,203,375
United Technologies Corp.	942,000	59,675,700
		137,298,173
AIR FREIGHT & LOGISTICS - 2.3%
Air Freight & Logistics - 2.3%
Expeditors International of Washington, Inc.	136,200	6,071,796
Hub Group, Inc. Class A	319,629	7,281,149
UTI Worldwide, Inc.	147,000	4,111,590
		17,464,535
AIRLINES - 0.2%
Airlines - 0.2%
US Airways Group, Inc. (a)	31,499	1,396,351
BUILDING PRODUCTS - 2.5%
Building Products - 2.5%
American Standard Companies, Inc.	265,400	11,138,838
Masco Corp.	274,700	7,532,274
		18,671,112
COMMERCIAL SERVICES & SUPPLIES - 2.6%
Environmental & Facility Services - 2.1%
Waste Management, Inc.	429,100	15,739,388
Office Services & Supplies - 0.5%
Avery Dennison Corp.	65,230	3,924,889
TOTAL COMMERCIAL SERVICES & SUPPLIES		19,664,277
CONSTRUCTION & ENGINEERING - 4.6%
Construction & Engineering - 4.6%
Chicago Bridge & Iron Co. NV (NY Shares)	77,975	1,876,079
Foster Wheeler Ltd. (a)	179,500	6,926,905
Infrasource Services, Inc. (a)	279,735	4,909,349
Jacobs Engineering Group, Inc. (a)	97,694	7,300,673
Common Stocks - continued
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - CONTINUED
Construction & Engineering - continued
Shaw Group, Inc. (a)	288,600	$ 6,822,504
SNC-Lavalin Group, Inc.	275,929	7,098,455
		34,933,965
ELECTRICAL EQUIPMENT - 7.4%
Electrical Components & Equipment - 5.9%
AMETEK, Inc.	82,100	3,575,455
Cooper Industries Ltd. Class A	162,400	13,839,728
Emerson Electric Co.	187,100	15,690,206
Rockwell Automation, Inc.	126,800	7,367,080
Roper Industries, Inc.	81,400	3,641,836
		44,114,305
Heavy Electrical Equipment - 1.5%
ABB Ltd. sponsored ADR	892,900	11,768,422
TOTAL ELECTRICAL EQUIPMENT		55,882,727
INDUSTRIAL CONGLOMERATES - 34.5%
Industrial Conglomerates - 34.5%
3M Co.	401,000	29,842,420
General Electric Co. (d)	5,131,296	181,134,747
Textron, Inc.	121,700	10,648,750
Tyco International Ltd.	1,357,200	37,988,028
		259,613,945
MACHINERY - 12.8%
Construction & Farm Machinery & Heavy Trucks - 3.6%
Caterpillar, Inc.	102,340	6,733,972
Deere & Co.	157,100	13,182,261
Manitowoc Co., Inc.	164,300	7,358,997
		27,275,230
Industrial Machinery - 9.2%
Danaher Corp.	474,400	32,577,048
Dover Corp.	152,500	7,234,600
Illinois Tool Works, Inc.	402,300	18,063,270
ITT Industries, Inc.	222,800	11,422,956
		69,297,874
TOTAL MACHINERY		96,573,104
Common Stocks - continued
	Shares	Value (Note 1)
ROAD & RAIL - 10.3%
Railroads - 9.4%
Burlington Northern Santa Fe Corp.	294,500	$ 21,628,080
CSX Corp.	662,200	21,740,026
Norfolk Southern Corp.	288,350	12,701,818
Union Pacific Corp.	164,900	14,511,200
		70,581,124
Trucking - 0.9%
Landstar System, Inc.	156,300	6,674,010
TOTAL ROAD & RAIL		77,255,134
TRADING COMPANIES & DISTRIBUTORS - 1.4%
Trading Companies & Distributors - 1.4%
MSC Industrial Direct Co., Inc. Class A	161,400	6,575,436
WESCO International, Inc. (a)	61,300	3,557,239
		10,132,675
TOTAL COMMON STOCKS (Cost $717,842,992)		728,885,998
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 5.36% (b)	27,051,909	27,051,909
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	5,075,000	5,075,000
TOTAL MONEY MARKET FUNDS (Cost $32,126,909)		32,126,909
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $749,969,901)		761,012,907
NET OTHER ASSETS - (1.2)%		(9,312,371)
NET ASSETS - 100%		$ 751,700,536
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 145,657
Fidelity Securities Lending Cash Central Fund	1,794
Total	$ 147,451

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Industrials Central Investment Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $4,942,000) - See accompanying schedule: Unaffiliated issuers (cost $717,842,992)	$ 728,885,998
Fidelity Central Funds (cost $32,126,909)	32,126,909
Total Investments (cost $749,969,901)		$ 761,012,907
Receivable for investments sold		1,520,037
Dividends receivable		1,728,793
Interest receivable		80,152
Other receivables		232
Total assets		764,342,121

Liabilities
Payable to custodian bank	$ 1,754
Payable for investments purchased	7,563,438
Other payables and accrued expenses	1,393
Collateral on securities loaned, at value	5,075,000
Total liabilities		12,641,585

Net Assets		$ 751,700,536
Net Assets consist of:
Paid in capital		$ 740,657,530
Net unrealized appreciation (depreciation) on investments		11,043,006
Net Assets, for 7,049,447 shares outstanding		$ 751,700,536
Net Asset Value, offering price and redemption price per share ($751,700,536 ÷ 7,049,447 shares)		$ 106.63

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Industrials Central Investment Portfolio

Financial Statements - continued

Statement of Operations

For the period July 21, 2006 (commencement of operations) to September 30, 2006

Investment Income
Dividends		$ 2,801,778
Interest		7
Income from Fidelity Central Funds (including $1,794 from security lending)		147,451
Total income		2,949,236

Expenses
Custodian fees and expenses	$ 1,532
Independent directors' compensation	388
Total expenses before reductions	1,920
Expense reductions	(388)	1,532
Net investment income (loss)		2,947,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,493,363)
Foreign currency transactions	214
Total net realized gain (loss)		(4,493,149)
Change in net unrealized appreciation (depreciation) on investment securities		51,229,209
Net gain (loss)		46,736,060
Net increase (decrease) in net assets resulting from operations		$ 49,683,764

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,947,704
Net realized gain (loss)	(4,493,149)
Change in net unrealized appreciation (depreciation)	51,229,209
Net increase (decrease) in net assets resulting from operations	49,683,764
Distributions to partners from net investment income	(2,892,297)
Affiliated share transactions Contributions in-kind	706,294,061
Cost of shares redeemed	(1,384,992)
Net increase (decrease) in net assets resulting from share transactions	704,909,069
Total increase (decrease) in net assets	751,700,536

Net Assets
Beginning of period	-
End of period	$ 751,700,536
Other Information Shares
Issued for in-kind contributions	7,062,942
Redeemed	(13,495)
Net increase (decrease)	7,049,447

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended September 30, 2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income (loss) C	.42
Net realized and unrealized gain (loss)	6.62
Total from investment operations	7.04
Distributions to partners from net investment income	(.41)
Net asset value, end of period	$ 106.63
Total Return A, B	7.04%
Ratios to Average Net Assets D, H
Expenses before reductions	- F
Expenses net of fee waivers, if any	- F
Expenses net of all reductions	- F
Net investment income (loss)	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 751,701
Portfolio turnover rate	7% E, I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Information Technology Central Investment Portfolio

Investment Summary

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of September 30, 2006
% of fund's net assets
Intel Corp.	5.3
QUALCOMM, Inc.	5.3
Google, Inc. Class A (sub. vtg.)	4.3
Motorola, Inc.	3.0
Apple Computer, Inc.	2.8
Corning, Inc.	2.4
Hewlett-Packard Co.	2.3
Broadcom Corp. Class A	2.2
F5 Networks, Inc.	2.0
Intersil Corp. Class A	1.8
31.4
Top Industries (% of fund's net assets)
As of September 30, 2006
Semiconductors & Semiconductor Equipment 33.7%
Communications Equipment 26.1%
Software 12.7%
Computers & Peripherals 8.9%
Internet Software & Services 7.8%
All Others* 10.8%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Information Technology Central Investment Portfolio

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Diversified Commercial & Professional Services - 1.0%
Tele Atlas NV (a)(d)	645,400	$ 11,048,829
COMMUNICATIONS EQUIPMENT - 26.1%
Communications Equipment - 26.1%
ADC Telecommunications, Inc. (a)	143,900	2,158,500
Adtran, Inc.	175,200	4,176,768
Andrew Corp. (a)	1,100,000	10,153,000
Arris Group, Inc. (a)	255,900	2,932,614
AudioCodes Ltd. (a)	100,000	939,000
Ciena Corp. (a)	71,428	1,946,413
Comtech Group, Inc. (a)(d)	368,500	5,516,445
Comverse Technology, Inc. (a)	730,900	15,670,496
Corning, Inc. (a)	1,026,300	25,051,983
CSR PLC (a)	155,700	2,457,030
ECI Telecom Ltd. (a)	126,800	1,046,100
F5 Networks, Inc. (a)	392,000	21,058,240
Finisar Corp. (a)(d)	2,293,100	8,323,953
Foundry Networks, Inc. (a)	339,700	4,467,055
JDS Uniphase Corp. (a)	3,746,900	8,205,711
Juniper Networks, Inc. (a)(d)	710,900	12,284,352
Mogem Co. Ltd.	219,600	4,304,743
Motorola, Inc.	1,250,600	31,265,000
Nokia Corp. sponsored ADR	269,200	5,300,548
Nortel Networks Corp.	2,251,400	5,178,230
Powerwave Technologies, Inc. (a)(d)	2,257,800	17,159,280
QUALCOMM, Inc.	1,539,900	55,975,365
Research In Motion Ltd. (a)	96,600	9,916,956
Riverbed Technology, Inc.	1,500	29,250
Sandvine Corp. (e)	1,085,000	1,858,425
Sonus Networks, Inc. (a)	2,635,000	13,860,100
Tekelec (a)	290,400	3,763,584
		274,999,141
COMPUTERS & PERIPHERALS - 8.9%
Computer Hardware - 6.9%
Apple Computer, Inc. (a)	387,700	29,864,531
Hewlett-Packard Co.	656,400	24,083,316
NCR Corp. (a)	133,500	5,270,580
Sun Microsystems, Inc. (a)	2,848,000	14,154,560
		73,372,987
Common Stocks - continued
	Shares	Value (Note 1)
COMPUTERS & PERIPHERALS - CONTINUED
Computer Storage & Peripherals - 2.0%
Network Appliance, Inc. (a)	286,400	$ 10,599,664
QLogic Corp. (a)	75,000	1,417,500
SanDisk Corp. (a)(d)	44,600	2,387,884
Seagate Technology	150,000	3,463,500
Xyratex Ltd. (a)	150,000	2,859,000
		20,727,548
TOTAL COMPUTERS & PERIPHERALS		94,100,535
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Integrated Telecommunication Services - 0.3%
NeuStar, Inc. Class A (a)	100,000	2,775,000
ELECTRICAL EQUIPMENT - 0.9%
Electrical Components & Equipment - 0.9%
Q-Cells AG (d)	227,200	9,306,028
ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.5%
Electronic Equipment & Instruments - 2.0%
AU Optronics Corp. sponsored ADR	150,708	2,147,589
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	433,300	7,188,447
Nippon Electric Glass Co. Ltd.	308,000	6,791,146
Photon Dynamics, Inc. (a)	319,300	4,237,111
		20,364,293
Electronic Manufacturing Services - 2.5%
Flextronics International Ltd. (a)	421,200	5,323,968
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,544,463	9,399,254
Jabil Circuit, Inc.	402,200	11,490,854
		26,214,076
Technology Distributors - 1.0%
Arrow Electronics, Inc. (a)	31,500	864,045
Avnet, Inc. (a)	313	6,141
Brightpoint, Inc. (a)	363,600	5,170,392
Wolfson Microelectronics PLC (a)	547,800	4,809,380
		10,849,958
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		57,428,327
Common Stocks - continued
	Shares	Value (Note 1)
HOUSEHOLD DURABLES - 0.1%
Household Appliances - 0.1%
iRobot Corp. (d)	50,000	$ 1,003,000
INTERNET & CATALOG RETAIL - 0.3%
Internet Retail - 0.3%
GSI Commerce, Inc. (a)	200,000	2,968,000
INTERNET SOFTWARE & SERVICES - 7.8%
Internet Software & Services - 7.8%
aQuantive, Inc. (a)	270,800	6,396,296
DivX, Inc.	1,000	23,770
eBay, Inc. (a)	263,800	7,481,368
Google, Inc. Class A (sub. vtg.) (a)	113,790	45,732,201
Marchex, Inc. Class B (a)(d)	493,200	7,565,688
VeriSign, Inc. (a)	505,600	10,213,120
WebSideStory, Inc. (a)	400,000	5,284,000
		82,696,443
IT SERVICES - 2.5%
Data Processing & Outsourced Services - 1.6%
First Data Corp.	353,000	14,826,000
Western Union Co. (a)(f)	120,200	2,299,426
		17,125,426
IT Consulting & Other Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	92,900	6,880,174
RightNow Technologies, Inc. (a)(d)	173,300	2,705,213
		9,585,387
TOTAL IT SERVICES		26,710,813
OFFICE ELECTRONICS - 0.4%
Office Electronics - 0.4%
Zebra Technologies Corp. Class A (a)	119,600	4,274,504
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 33.7%
Semiconductor Equipment - 5.1%
Applied Materials, Inc.	95,800	1,698,534
ASE Test Ltd. (a)	200,000	1,708,000
ASML Holding NV (NY Shares) (a)	337,400	7,854,672
Cymer, Inc. (a)	100,000	4,391,000
FormFactor, Inc. (a)	165,700	6,980,941
KLA-Tencor Corp.	232,400	10,334,828
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment
Lam Research Corp. (a)	259,500	$ 11,763,135
LTX Corp. (a)	150,000	751,500
MEMC Electronic Materials, Inc. (a)	82,900	3,036,627
Tessera Technologies, Inc. (a)	78,700	2,737,186
Verigy Ltd.	154,900	2,518,674
		53,775,097
Semiconductors - 28.6%
Advanced Analogic Technologies, Inc. (a)	297,700	1,634,373
Advanced Micro Devices, Inc. (a)(d)	311,600	7,743,260
Altera Corp. (a)	166,500	3,060,270
ANADIGICS, Inc. (a)(d)	498,675	3,570,513
Analog Devices, Inc.	168,100	4,940,459
Applied Micro Circuits Corp. (a)	1,854,005	5,358,074
ARM Holdings PLC sponsored ADR	348,800	2,288,128
Atheros Communications, Inc. (a)	97,400	1,765,862
Broadcom Corp. Class A (a)	764,300	23,188,862
Chartered Semiconductor Manufacturing Ltd. sponsored ADR (a)(d)	532,100	3,980,108
Conexant Systems, Inc. (a)	1,500,000	3,000,000
Cypress Semiconductor Corp. (a)	888,900	15,795,753
Fairchild Semiconductor International, Inc. (a)	82,600	1,544,620
Freescale Semiconductor, Inc. Class A (a)	229,700	8,740,085
Ikanos Communications, Inc.	200,000	2,354,000
Infineon Technologies AG sponsored ADR (a)	416,000	4,921,280
Integrated Device Technology, Inc. (a)	335,500	5,388,130
Intel Corp.	2,723,440	56,021,162
International Rectifier Corp. (a)	20,000	696,800
Intersil Corp. Class A	768,200	18,859,310
Linear Technology Corp.	93,200	2,900,384
LSI Logic Corp. (a)	628,000	5,162,160
Marvell Technology Group Ltd. (a)	915,720	17,737,496
Maxim Integrated Products, Inc.	101,900	2,860,333
Micrel, Inc. (a)	179,000	1,716,610
Microtune, Inc. (a)	871,800	4,236,948
Mindspeed Technologies, Inc. (a)	1,000,000	1,730,000
Monolithic Power Systems, Inc. (a)	225,000	2,128,500
National Semiconductor Corp.	513,200	12,075,596
Netlogic Microsystems, Inc. (a)(d)	196,726	4,990,939
ON Semiconductor Corp. (a)	100,000	588,000
PixArt Imaging, Inc.	572,000	4,293,023
PMC-Sierra, Inc. (a)	150,000	891,000
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Power Integrations, Inc. (a)	100,000	$ 1,960,000
Qimonda AG Sponsored ADR	141,600	2,407,200
RF Micro Devices, Inc. (a)	747,700	5,667,566
Saifun Semiconductors Ltd.	21,700	626,913
Semtech Corp. (a)	192,000	2,449,920
Silicon Laboratories, Inc. (a)	50,000	1,551,000
Silicon On Insulator Technologies SA (SOITEC) (a)	178,100	5,149,348
Skyworks Solutions, Inc. (a)	1,260,166	6,540,262
Spansion, Inc. Class A	326,100	5,436,087
STATS ChipPAC Ltd. sponsored ADR (a)	542,700	3,261,627
STMicroelectronics NV (NY Shares)	341,700	5,897,742
Texas Instruments, Inc.	323,700	10,763,025
Trident Microsystems, Inc. (a)	272,790	6,345,095
TriQuint Semiconductor, Inc. (a)	100,000	520,000
Vimicro International Corp. sponsored ADR	362,600	3,995,852
Volterra Semiconductor Corp. (a)(d)	64,200	1,043,250
Xilinx, Inc.	50,000	1,097,500
		300,874,425
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		354,649,522
SOFTWARE - 12.7%
Application Software - 10.9%
Adobe Systems, Inc. (a)	359,800	13,474,510
Altiris, Inc. (a)	75,000	1,581,750
Ansoft Corp. (a)	83,700	2,084,967
Ansys, Inc. (a)	146,200	6,459,116
Autodesk, Inc. (a)	238,200	8,284,596
Citrix Systems, Inc. (a)	427,600	15,483,396
Cognos, Inc. (a)	239,200	8,730,801
Hyperion Solutions Corp. (a)	169,700	5,851,256
Informatica Corp. (a)	1,042,600	14,168,934
Kronos, Inc. (a)	46,207	1,575,197
NAVTEQ Corp. (a)	322,600	8,423,086
Open Solutions, Inc. (a)	100,000	2,881,000
Opsware, Inc. (a)	865,000	7,793,650
Salesforce.com, Inc. (a)	355,076	12,740,127
TIBCO Software, Inc. (a)	62,100	557,658
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - CONTINUED
Application Software
VA Software Corp. (a)	112,800	$ 453,456
Verint Systems, Inc. (a)	150,000	4,507,500
		115,051,000
Systems Software - 1.8%
Red Hat, Inc. (a)	872,000	18,381,760
TOTAL SOFTWARE		133,432,760
TOTAL COMMON STOCKS (Cost $987,298,544)		1,055,392,902
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 5.36% (b)	2,685,127	2,685,127
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	54,431,873	54,431,873
TOTAL MONEY MARKET FUNDS (Cost $57,117,000)		57,117,000
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $1,044,415,544)		1,112,509,902
NET OTHER ASSETS - (5.6)%		(58,849,198)
NET ASSETS - 100%		$ 1,053,660,704
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,858,425 or 0.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 411,811
Fidelity Securities Lending Cash Central Fund	101,271
Total	$ 513,082
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.0%
Canada	2.4%
Netherlands	2.3%
Bermuda	2.0%
Taiwan	1.7%
Germany	1.6%
Singapore	1.4%
Korea (South)	1.1%
Others (individually less than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Information Technology Central Investment Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $52,666,903) - See accompanying schedule: Unaffiliated issuers (cost $987,298,544)	$ 1,055,392,902
Fidelity Central Funds (cost $57,117,000)	57,117,000
Total Investments (cost $1,044,415,544)		$ 1,112,509,902
Cash		283,939
Receivable for investments sold		22,669,867
Dividends receivable		215,454
Interest receivable		159,279
Other receivables		93,542
Total assets		1,135,931,983

Liabilities
Payable for investments purchased Regular delivery	$ 25,533,640
Delayed delivery	2,298,321
Other payables and accrued expenses	7,445
Collateral on securities loaned, at value	54,431,873
Total liabilities		82,271,279

Net Assets		$ 1,053,660,704
Net Assets consist of:
Paid in capital		$ 985,567,576
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		68,093,128
Net Assets, for 9,054,471 shares outstanding		$ 1,053,660,704
Net Asset Value, offering price and redemption price per share ($1,053,660,704 ÷ 9,054,471 shares)		$ 116.37

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Information Technology Central Investment Portfolio

Financial Statements - continued

Statement of Operations

For the period July 21, 2006 (commencement of operations) to September 30, 2006

Investment Income
Dividends		$ 782,828
Interest		666
Income from Fidelity Central Funds (including $101,271 from security lending)		513,082
Total income		1,296,576

Expenses
Custodian fees and expenses	$ 8,199
Independent directors' compensation	503
Total expenses before reductions	8,702
Expense reductions	(1,257)	7,445
Net investment income (loss)		1,289,131
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,752,474
Foreign currency transactions	(2,048)
Total net realized gain (loss)		10,750,426
Change in net unrealized appreciation (depreciation) on: Investment securities	135,583,074
Assets and liabilities in foreign currencies	(1,230)
Total change in net unrealized appreciation (depreciation)		135,581,844
Net gain (loss)		146,332,270
Net increase (decrease) in net assets resulting from operations		$ 147,621,401

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,289,131
Net realized gain (loss)	10,750,426
Change in net unrealized appreciation (depreciation)	135,581,844
Net increase (decrease) in net assets resulting from operations	147,621,401
Distributions to partners from net investment income	(1,249,878)
Affiliated share transactions Proceeds from sales of shares	19,589,918
Contributions in-kind	887,699,263
Net increase (decrease) in net assets resulting from share transactions	907,289,181
Total increase (decrease) in net assets	1,053,660,704

Net Assets
Beginning of period	-
End of period	$ 1,053,660,704
Other Information Shares
Sold	177,478
Issued for in-kind contributions	8,876,993
Net increase (decrease)	9,054,471

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended September 30, 2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income (loss) C	.14
Net realized and unrealized gain (loss)	16.37
Total from investment operations	16.51
Distributions to partners from net investment income	(.14)
Net asset value, end of period	$ 116.37
Total Return A, B	16.51%
Ratios to Average Net Assets D, H
Expenses before reductions	- F
Expenses net of fee waivers, if any	- F
Expenses net of all reductions	- F
Net investment income (loss)	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,053,661
Portfolio turnover rate	72% E, I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Materials Central Investment Portfolio

Investment Summary

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of September 30, 2006
% of fund's net assets
Dow Chemical Co.	10.2
E.I. du Pont de Nemours & Co.	9.4
Praxair, Inc.	5.4
Alcoa, Inc.	5.4
Air Products & Chemicals, Inc.	4.2
Nucor Corp.	3.6
Monsanto Co.	3.3
Cytec Industries, Inc.	3.1
PPG Industries, Inc.	3.1
Allegheny Technologies, Inc.	2.8
50.5
Top Industries (% of fund's net assets)
As of September 30, 2006
Chemicals 52.9%
Metals & Mining 34.1%
Oil, Gas & Consumable Fuels 3.0%
Containers & Packaging 1.8%
Construction & Engineering 1.4%
All Others* 6.8%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Materials Central Investment Portfolio

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value (Note 1)
CHEMICALS - 52.9%
Commodity Chemicals - 2.3%
Celanese Corp. Class A	205,000	$ 3,669,500
Westlake Chemical Corp.	36,000	1,152,360
		4,821,860
Diversified Chemicals - 24.6%
Ashland, Inc.	63,600	4,056,408
Dow Chemical Co.	553,200	21,563,736
E.I. du Pont de Nemours & Co.	464,900	19,916,316
FMC Corp.	240	15,377
PPG Industries, Inc.	96,600	6,479,928
		52,031,765
Fertilizers & Agricultural Chemicals - 3.9%
Monsanto Co.	148,800	6,995,088
Mosaic Co.	73,100	1,235,390
		8,230,478
Industrial Gases - 11.5%
Air Products & Chemicals, Inc.	133,100	8,833,847
Airgas, Inc.	113,100	4,090,827
Praxair, Inc.	193,400	11,441,544
		24,366,218
Specialty Chemicals - 10.6%
Albemarle Corp. (d)	44,900	2,439,417
Chemtura Corp.	32,904	285,278
Cytec Industries, Inc.	117,400	6,526,266
Ecolab, Inc.	130,800	5,600,856
Ferro Corp.	135,200	2,403,856
Rohm & Haas Co.	107,100	5,071,185
		22,326,858
TOTAL CHEMICALS		111,777,179
CONSTRUCTION & ENGINEERING - 1.4%
Construction & Engineering - 1.4%
SNC-Lavalin Group, Inc.	116,671	3,001,438
CONSTRUCTION MATERIALS - 0.8%
Construction Materials - 0.8%
Eagle Materials, Inc.	24,600	828,528
Florida Rock Industries, Inc.	21,800	843,878
		1,672,406
Common Stocks - continued
	Shares	Value (Note 1)
CONTAINERS & PACKAGING - 1.8%
Metal & Glass Containers - 1.8%
Pactiv Corp. (a)	128,700	$ 3,657,654
METALS & MINING - 34.1%
Aluminum - 7.0%
Alcan, Inc.	87,800	3,498,806
Alcoa, Inc.	405,700	11,375,828
		14,874,634
Diversified Metals & Mining - 8.8%
Amcol International Corp.	82,700	2,060,057
Falconbridge Ltd.	98,200	5,474,148
Phelps Dodge Corp.	52,200	4,421,340
RTI International Metals, Inc. (a)	39,700	1,730,126
Teck Cominco Ltd. Class B (sub. vtg.)	50,800	3,180,822
Titanium Metals Corp. (a)	66,844	1,689,816
		18,556,309
Gold - 3.6%
Meridian Gold, Inc. (a)	104,300	2,584,293
Newmont Mining Corp.	115,300	4,929,075
		7,513,368
Steel - 14.7%
Allegheny Technologies, Inc.	94,100	5,852,079
Carpenter Technology Corp.	48,400	5,203,484
Mittal Steel Co. NV Class A (NY Shares)	61,000	2,119,140
Nucor Corp. (d)	154,700	7,656,103
Oregon Steel Mills, Inc. (a)	85,400	4,173,498
Steel Dynamics, Inc.	33,200	1,674,940
United States Steel Corp.	76,800	4,429,824
		31,109,068
TOTAL METALS & MINING		72,053,379
OIL, GAS & CONSUMABLE FUELS - 3.0%
Coal & Consumable Fuels - 3.0%
CONSOL Energy, Inc.	92,602	2,938,261
Peabody Energy Corp.	91,805	3,376,588
		6,314,849
TOTAL COMMON STOCKS (Cost $202,527,437)		198,476,905
Money Market Funds - 9.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.36% (b)	12,403,498	$ 12,403,498
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	8,142,925	8,142,925
TOTAL MONEY MARKET FUNDS (Cost $20,546,423)		20,546,423
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $223,073,860)		219,023,328
NET OTHER ASSETS - (3.7)%		(7,713,131)
NET ASSETS - 100%		$ 211,310,197
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 92,394
Fidelity Securities Lending Cash Central Fund	2,757
Total	$ 95,151

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Materials Central Investment Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $7,928,451) - See accompanying schedule: Unaffiliated issuers (cost $202,527,437)	$ 198,476,905
Fidelity Central Funds (cost $20,546,423)	20,546,423
Total Investments (cost $223,073,860)		$ 219,023,328
Dividends receivable		380,721
Interest receivable		49,672
Other receivables		903
Total assets		219,454,624

Liabilities
Other payables and accrued expenses	$ 1,502
Collateral on securities loaned, at value	8,142,925
Total liabilities		8,144,427

Net Assets		$ 211,310,197
Net Assets consist of:
Paid in capital		$ 215,360,729
Net unrealized appreciation (depreciation) on investments		(4,050,532)
Net Assets, for 2,032,857 shares outstanding		$ 211,310,197
Net Asset Value, offering price and redemption price per share ($211,310,197 ÷ 2,032,857 shares)		$ 103.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Materials Central Investment Portfolio

Financial Statements - continued

Statement of Operations

For the period July 21, 2006 (commencement of operations) to September 30, 2006

Investment Income
Dividends		$ 964,495
Interest		27
Income from Fidelity Central Funds (including $2,757 from security lending)		95,151
Total income		1,059,673

Expenses
Custodian fees and expenses	$ 1,906
Independent directors' compensation	110
Total expenses before reductions	2,016
Expense reductions	(513)	1,503
Net investment income (loss)		1,058,170
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Foreign currency transactions		184
Change in net unrealized appreciation (depreciation) on investment securities		7,802,314
Net gain (loss)		7,802,498
Net increase (decrease) in net assets resulting from operations		$ 8,860,668

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,058,170
Net realized gain (loss)	184
Change in net unrealized appreciation (depreciation)	7,802,314
Net increase (decrease) in net assets resulting from operations	8,860,668
Distributions to partners from net investment income	(1,002,304)
Affiliated share transactions Proceeds from sales of shares	5,598,426
Contributions in-kind	197,853,407
Net increase (decrease) in net assets resulting from share transactions	203,451,833
Total increase (decrease) in net assets	211,310,197

Net Assets
Beginning of period	-
End of period	$ 211,310,197
Other Information Shares
Sold	54,323
Issued for in-kind contributions	1,978,534
Net increase (decrease)	2,032,857

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended September 30, 2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income (loss) C	.53
Net realized and unrealized gain (loss)	3.92
Total from investment operations	4.45
Distributions to partners from net investment income	(.50)
Net asset value, end of period	$ 103.95
Total Return A, B	4.45%
Ratios to Average Net Assets D, H
Expenses before reductions	- F
Expenses net of fee waivers, if any	- F
Expenses net of all reductions	- F
Net investment income (loss)	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 211,310
Portfolio turnover rate	0% E, I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Telecom Services Central Investment Portfolio

Investment Summary

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of September 30, 2006
% of fund's net assets
AT&T, Inc.	25.0
BellSouth Corp.	22.9
Verizon Communications, Inc.	5.3
ALLTEL Corp.	5.1
Qwest Communications International, Inc.	5.0
Time Warner Telecom, Inc. Class A (sub. vtg.)	4.6
Level 3 Communications, Inc.	3.9
American Tower Corp. Class A	3.4
Dobson Communications Corp. Class A	3.2
Telenor ASA sponsored ADR	2.9
81.3
Top Industries (% of fund's net assets)
As of September 30, 2006
Diversified Telecommunication Services 75.6%
Wireless Telecommunication Services 17.3%
All Others* 7.1%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Telecom Services Central Investment Portfolio

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value (Note 1)
DIVERSIFIED TELECOMMUNICATION SERVICES - 75.6%
Alternative Carriers - 10.2%
Broadwing Corp. (a)	295,600	$ 3,730,472
Global Crossing Ltd. (a)	400	8,200
Level 3 Communications, Inc. (a)	1,581,500	8,461,025
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	525,700	9,993,557
		22,193,254
Integrated Telecommunication Services - 65.4%
AT&T, Inc. (d)	1,673,900	54,502,184
BellSouth Corp.	1,168,900	49,970,475
BT Group PLC sponsored ADR	33,200	1,678,924
Cbeyond, Inc. (a)	20,600	565,470
Consolidated Communications Holdings, Inc.	89,100	1,667,061
NTELOS Holding Corp.	261,651	3,341,283
Qwest Communications International, Inc. (a)	1,260,700	10,993,304
Telenor ASA sponsored ADR	164,600	6,409,524
Verizon Communications, Inc.	308,300	11,447,179
Windstream Corp.	155,396	2,049,673
		142,625,077
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		164,818,331
WIRELESS TELECOMMUNICATION SERVICES - 17.3%
Wireless Telecommunication Services - 17.3%
ALLTEL Corp.	202,400	11,233,200
American Tower Corp. Class A (a)	201,400	7,351,100
Crown Castle International Corp. (a)	79,000	2,783,960
Dobson Communications Corp. Class A (a)	994,000	6,977,880
Leap Wireless International, Inc. (a)	110,800	5,372,692
NII Holdings, Inc. (a)	3,300	205,128
Sprint Nextel Corp.	221,139	3,792,534
		37,716,494
TOTAL COMMON STOCKS (Cost $159,084,509)		202,534,825
Money Market Funds - 16.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.36% (b)	723,861	$ 723,861
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	35,411,250	35,411,250
TOTAL MONEY MARKET FUNDS (Cost $36,135,111)		36,135,111
TOTAL INVESTMENT PORTFOLIO - 109.5% (Cost $195,219,620)		238,669,936
NET OTHER ASSETS - (9.5)%		(20,742,778)
NET ASSETS - 100%		$ 217,927,158
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,649
Fidelity Securities Lending Cash Central Fund	7,164
Total	$ 61,813

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Telecom Services Central Investment Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $34,676,400) - See accompanying schedule: Unaffiliated issuers (cost $159,084,509)	$ 202,534,825
Fidelity Central Funds (cost $36,135,111)	36,135,111
Total Investments (cost $195,219,620)		$ 238,669,936
Receivable for investments sold		14,711,520
Dividends receivable		80,338
Interest receivable		6,115
Other receivables		3,801
Total assets		253,471,710

Liabilities
Payable for investments purchased	$ 131,800
Other payables and accrued expenses	1,502
Collateral on securities loaned, at value	35,411,250
Total liabilities		35,544,552

Net Assets		$ 217,927,158
Net Assets consist of:
Paid in capital		$ 174,476,842
Net unrealized appreciation (depreciation) on investments		43,450,316
Net Assets, for 1,896,639 shares outstanding		$ 217,927,158
Net Asset Value, offering price and redemption price per share ($217,927,158 ÷ 1,896,639 shares)		$ 114.90

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

For the period July 21, 2006 (commencement of operations) to September 30, 2006

Investment Income
Dividends		$ 225,325
Income from Fidelity Central Funds (including $7,164 from security lending)		61,813
Total income		287,138

Expenses
Custodian fees and expenses	$ 1,906
Independent directors' compensation	119
Interest	7,504
Total expenses before reductions	9,529
Expense reductions	(119)	9,410
Net investment income (loss)		277,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,084,018
Foreign currency transactions	(717)
Total net realized gain (loss)		1,083,301
Change in net unrealized appreciation (depreciation) on investment securities		29,128,892
Net gain (loss)		30,212,193
Net increase (decrease) in net assets resulting from operations		$ 30,489,921

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Telecom Services Central Investment Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 277,728
Net realized gain (loss)	1,083,301
Change in net unrealized appreciation (depreciation)	29,128,892
Net increase (decrease) in net assets resulting from operations	30,489,921
Distributions to partners from net investment income	(262,132)
Affiliated share transactions
Contributions in-kind	209,172,636
Cost of shares redeemed	(21,473,267)
Net increase (decrease) in net assets resulting from share transactions	187,699,369
Total increase (decrease) in net assets	217,927,158

Net Assets
Beginning of period	-
End of period	$ 217,927,158
Other Information Shares
Issued for in-kind contributions	2,091,249
Redeemed	(194,610)
Net increase (decrease)	1,896,639

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended September 30, 2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income (loss) C	.14
Net realized and unrealized gain (loss)	14.89
Total from investment operations	15.03
Distributions to partners from net investment income	(.13)
Net asset value, end of period	$ 114.90
Total Return A,B	15.03%
Ratios to Average Net Assets D,H
Expenses before reductions	- F
Expenses net of fee waivers, if any	- F
Expenses net of all reductions	- F
Net investment income (loss)	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 217,927
Portfolio turnover rate	16% E, I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Utilities Central Investment Portfolio

Investment Summary

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of September 30, 2006
% of fund's net assets
Exelon Corp.	19.8
Duke Energy Corp.	8.7
TXU Corp.	6.8
PPL Corp.	6.6
AES Corp.	5.9
CMS Energy Corp.	4.7
FPL Group, Inc.	4.6
Entergy Corp.	4.5
FirstEnergy Corp.	4.4
Allegheny Energy, Inc.	4.0
70.0
Top Industries (% of fund's net assets)
As of September 30, 2006
Electric Utilities 46.8%
Multi-utilities 22.0%
Independent Power Producers & Energy Traders 16.0%
Water Utilities 3.6%
Gas Utilities 3.1%
All Others* 8.5%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Utilities Central Investment Portfolio

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (Note 1)
ELECTRIC UTILITIES - 46.8%
Electric Utilities - 46.8%
Allegheny Energy, Inc. (a)	247,100	$ 9,926,007
Edison International	177,800	7,403,592
Entergy Corp.	145,900	11,413,757
Exelon Corp.	819,800	49,630,692
FirstEnergy Corp.	195,600	10,926,216
FPL Group, Inc. (d)	254,700	11,461,500
PPL Corp.	499,800	16,443,420
		117,205,184
GAS UTILITIES - 3.1%
Gas Utilities - 3.1%
Equitable Resources, Inc.	68,700	2,403,126
Questar Corp.	35,800	2,927,366
Southern Union Co.	89,300	2,358,413
		7,688,905
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 16.0%
Independent Power Producers & Energy Traders - 16.0%
AES Corp. (a)	727,100	14,825,569
Dynegy, Inc. Class A (a)	181,200	1,003,848
Mirant Corp. (a)	16,182	441,930
NRG Energy, Inc. (a)	147,600	6,686,280
TXU Corp. (d)	274,300	17,149,236
		40,106,863
MULTI-UTILITIES - 22.0%
Multi-Utilities - 22.0%
Ameren Corp.	92,000	4,856,680
CMS Energy Corp. (a)	807,800	11,664,632
Duke Energy Corp. (d)	718,600	21,701,720
Public Service Enterprise Group, Inc.	112,100	6,859,399
Sempra Energy	101,300	5,090,325
Wisconsin Energy Corp.	115,800	4,995,612
		55,168,368
WATER UTILITIES - 3.6%
Water Utilities - 3.6%
Aqua America, Inc.	414,800	9,100,712
TOTAL COMMON STOCKS (Cost $222,095,987)		229,270,032
Money Market Funds - 14.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.36% (b)	20,804,753	$ 20,804,753
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	14,178,225	14,178,225
TOTAL MONEY MARKET FUNDS (Cost $34,982,978)		34,982,978
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $257,078,965)		264,253,010
NET OTHER ASSETS - (5.5)%		(13,754,375)
NET ASSETS - 100%		$ 250,498,635
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 136,097
Fidelity Securities Lending Cash Central Fund	5,176
Total	$ 141,273

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Utilities Central Investment Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $13,654,964) - See accompanying schedule: Unaffiliated issuers (cost $222,095,987)	$ 229,270,032
Fidelity Central Funds (cost $34,982,978)	34,982,978
Total Investments (cost $257,078,965)		$ 264,253,010
Dividends receivable		337,920
Interest receivable		83,951
Other receivables		3,633
Total assets		264,678,514

Liabilities
Other payables and accrued expenses	$ 1,654
Collateral on securities loaned, at value	14,178,225
Total liabilities		14,179,879

Net Assets		$ 250,498,635
Net Assets consist of:
Paid in capital		$ 243,324,590
Net unrealized appreciation (depreciation) on investments		7,174,045
Net Assets, for 2,464,486 shares outstanding		$ 250,498,635
Net Asset Value, offering price and redemption price per share ($250,498,635 ÷ 2,464,486 shares)		$ 101.64

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Utilities Central Investment Portfolio
Financial Statements - continued

Statement of Operations

For the period July 21, 2006 (commencement of operations) to September 30, 2006

Investment Income
Dividends		$ 1,363,176
Interest		931
Income from Fidelity Central Funds (including $5,176 from Security Lending)		141,273
Total income		1,505,380

Expenses
Custodian fees and expenses	$ 2,056
Independent directors' compensation	132
Total expenses before reductions	2,188
Expense reductions	(132)	2,056
Net investment income (loss)		1,503,324
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		506,121
Change in net unrealized appreciation (depreciation) on investment securities		3,366,154
Net gain (loss)		3,872,275
Net increase (decrease) in net assets resulting from operations		$ 5,375,599

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,503,324
Net realized gain (loss)	506,121
Change in net unrealized appreciation (depreciation)	3,366,154
Net increase (decrease) in net assets resulting from operations	5,375,599
Distributions to partners from net investment income	(1,480,885)
Affiliated share transactions Proceeds from sales of shares	5,911,925
Contributions in-kind	240,691,996
Net increase (decrease) in net assets resulting from share transactions	246,603,921
Total increase (decrease) in net assets	250,498,635

Net Assets
Beginning of period	-
End of period	$ 250,498,635
Other Information Shares
Sold	57,566
Issued for in-kind contributions	2,406,920
Net increase (decrease)	2,464,486

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended September 30, 2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income (loss) C	.62
Net realized and unrealized gain (loss)	1.63
Total from investment operations	2.25
Distributions to partners from net investment income	(.61)
Net asset value, end of period	$ 101.64
Total Return A,B	2.24%
Ratios to Average Net Assets D,H
Expenses before reductions	- F
Expenses net of fee waivers, if any	- F
Expenses net of all reductions	- F
Net investment income (loss)	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,499
Portfolio turnover rate	1% E, I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2006

1. Significant Accounting Policies.

Fidelity Consumer Discretionary Central Investment Portfolio (Consumer Discretionary), Fidelity Consumer Staples Central Investment Portfolio (Consumer Staples), Fidelity Energy Central Investment Portfolio (Energy) , Fidelity Financials Central Investment Portfolio (Financials), Fidelity Health Care Central Investment Portfolio (Health Care), Fidelity Industrials Central Investment Portfolio (Industrials), Fidelity Information Technology Central Investment Portfolio (Information Technology), Fidelity Materials Central Investment Portfolio (Materials), Fidelity Telecom Services Central Investment Portfolio (Telecom Services), and Fidelity Utilities Central Investment Portfolio (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

On July 20, 2006, the Board of Directors approved a change to replace the term "Central Investment Portfolio" with "Central Fund" in the name of each of the 10 Equity Sector Central Funds. This change will become effective November 29, 2006.

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Directors to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

are valued at the last quoted bid price. Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in other Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Annual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from other Fidelity Central Funds are accrued as earned, with any income distributions received as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are recorded on the ex-dividend date. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Consumer Discretionary	$ 715,958,706	$ 91,619,005	$ (5,182,824)	$86,436,181
Consumer Staples	505,046,356	75,325,531	(6,207,117)	69,118,414
Energy	689,509,962	25,414,842	(60,083,108)	(34,668,266)
Financials	1,427,729,505	183,107,193	(16,820,954)	166,286,239
Health Care	848,846,140	67,704,180	(21,846,791)	45,857,389
Industrials	751,405,321	32,625,822	(23,018,236)	9,607,586
Information Technology	1,055,147,489	87,408,808	(30,046,395)	57,362,413
Materials	223,115,994	7,900,318	(11,992,984)	(4,092,666)
Telecom Services	195,639,174	47,847,000	(4,816,238)	43,030,762
Utilities	257,085,053	8,618,976	(1,451,019)	7,167,957

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	108,737,926	106,784,473
Consumer Staples	88,941,968	57,424,637
Energy	161,820,403	74,863,985
Financials	268,914,760	67,865,755
Health Care	324,719,326	217,983,934
Industrials	58,680,873	49,979,946
Information Technology	732,080,834	694,163,691
Materials	3,170,404	-
Telecom Services	35,175,584	44,911,864
Utilities	2,552,940	8,604,086

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract,

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Share Transactions. During the Period, the Investing Funds completed non-taxable in-kind exchanges with each Fund. The Investing Funds delivered securities in exchange for shares of each Fund, as presented in the accompanying table and summarized in the accompanying Statement of Changes in Net Assets. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by each Fund or its partners.

Fund	Value of securities delivered from Investing Funds	Unrealized appreciation (depreciation)	Exchanged numbers of Shares
Consumer Discretionary	$ 683,803,564	$ (16,130,094)	6,838,036
Consumer Staples	543,141,343	46,673,816	5,431,413
Energy	621,730,168	(17,157,461)	6,217,302
Financials	1,460,461,183	56,635,644	14,604,612
Health Care	793,926,251	(808,673)	7,939,263
Industrials	706,294,061	(40,193,752)	7,062,942
Information Technology	887,699,263	(67,488,716)	8,876,993
Materials	197,853,407	(11,852,846)	1,978,534
Telecom Services	209,172,636	14,321,427	2,091,249
Utilities	240,691,996	3,807,891	2,406,920

Investments in Fidelity Central Funds. The Funds may invest in Fidelity Central Funds. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at fidelity.com. The reports are located just after the Funds' financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$ 117
Consumer Staples	13
Energy	7
Financials	1,330
Health Care	251
Industrials	50
Information Technology	17,108
Materials	-
Telecom Services	-
Utilities	-

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Financials	Borrower	$ 32,310,200	5.38%	$ 24,123
Telecom Services	Borrower	$ 16,758,000	5.37%	$ 7,504

5. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access

Annual Report

Notes to Financial Statements - continued

5. Security Lending - continued

to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reductions of expenses for each Fund is noted in the table below.

Fund	Expense Reductions	Custody Earnings Credits
Consumer Discretionary	$ 383	$ 232
Consumer Staples	295	12
Energy	370	-
Financials	839	-
Health Care	459	59
Industrials	388	-
Information Technology	503	754
Materials	110	403
Telecom Services	119	-
Utilities	132	-

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

7. Other - continued

At the end of the period, the Investing Fund's ownership percentage of each Equity Sector Central Fund was as follows:

	Asset Manager 20%	Asset Manager 50%	Asset Manager 70%	Asset Manager 85%	Advisor Asset Manager 70%
% ownership of each Equity Sector Central Fund	6.1%	60.7%	26.9%	4.4%	1.9%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity Consumer Discretionary Central Investment Portfolio, Fidelity Consumer Staples Central Investment Portfolio, Fidelity Energy Central Investment Portfolio, Fidelity Financials Central Investment Portfolio, Fidelity Health Care Central Investment Portfolio, Fidelity Industrials Central Investment Portfolio, Fidelity Information Technology Central Investment Portfolio, Fidelity Materials Central Investment Portfolio, Fidelity Telecom Services Central Investment Portfolio, and Fidelity Utilities Central Investment Portfolio:

We have audited the accompanying statements of assets and liabilities of Fidelity Consumer Discretionary Central Investment Portfolio, Fidelity Consumer Staples Central Investment Portfolio, Fidelity Energy Central Investment Portfolio, Fidelity Financials Central Investment Portfolio, Fidelity Health Care Central Investment Portfolio, Fidelity Industrials Central Investment Portfolio, Fidelity Information Technology Central Investment Portfolio, Fidelity Materials Central Investment Portfolio, Fidelity Telecom Services Central Investment Portfolio, and Fidelity Utilities Central Investment Portfolio (the Portfolios), each a Portfolio of Fidelity Central Investment Portfolios LLC, including the schedules of investments, as of September 30, 2006, and the related statements of operations and changes in net assets, and the financial highlights for the period July 21, 2006 (commencement of operations) to September 30, 2006. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Annual Report

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Consumer Discretionary Central Investment Portfolio, Fidelity Consumer Staples Central Investment Portfolio, Fidelity Energy Central Investment Portfolio, Fidelity Financials Central Investment Portfolio, Fidelity Health Care Central Investment Portfolio, Fidelity Industrials Central Investment Portfolio, Fidelity Information Technology Central Investment Portfolio, Fidelity Materials Central Investment Portfolio, Fidelity Telecom Services Central Investment Portfolio, and Fidelity Utilities Central Investment Portfolio as of September 30, 2006, and the results of their operations, the changes in their net assets, and the financial highlights for the period July 21, 2006 (commencement of operations) to September 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 21, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Consumer Discretionary Central Investment Portfolio (2006-present), Consumer Staples Central Investment Portfolio (2006-present), Energy Central Investment Portfolio (2006-present), Financials Central Investment Portfolio (2006-present), Health Care Central Investment Portfolio (2006-present), Industrials Central Investment Portfolio (2006-present), Information Technology Central Investment Portfolio (2006-present), Materials Central Investment Portfolio (2006-present), Telecom Services Central Investment Portfolio (2006-present), and Utilities Central Investment Portfolio (2006-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2004

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present) and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 2004

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2004

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2004

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 2004

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Eric D. Roiter (57)

Year of Election or Appointment: 2006

Secretary of Consumer Discretionary Central Investment Portfolio, Consumer Staples Central Investment Portfolio, Energy Central Investment Portfolio, Financials Central Investment Portfolio, Health Care Central Investment Portfolio, Industrials Central Investment Portfolio, Information Technology Central Investment Portfolio, Materials Central Investment Portfolio, Telecom Services Central Investment Portfolio, and Utilities Central Investment Portfolio. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2006

Assistant Secretary of Consumer Discretionary Central Investment Portfolio, Consumer Staples Central Investment Portfolio, Energy Central Investment Portfolio, Financials Central Investment Portfolio, Health Care Central Investment Portfolio, Industrials Central Investment Portfolio, Information Technology Central Investment Portfolio, Materials Central Investment Portfolio, Telecom Services Central Investment Portfolio, and Utilities Central Investment Portfolio. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2006

President and Treasurer of Consumer Discretionary Central Investment Portfolio, Consumer Staples Central Investment Portfolio, Energy Central Investment Portfolio, Financials Central Investment Portfolio, Health Care Central Investment Portfolio, Industrials Central Investment Portfolio, Information Technology Central Investment Portfolio, Materials Central Investment Portfolio, Telecom Services Central Investment Portfolio, and Utilities Central Investment Portfolio. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Consumer Discretionary Central Investment Portfolio, Consumer Staples Central Investment Portfolio, Energy Central Investment Portfolio, Financials Central Investment Portfolio, Health Care Central Investment Portfolio, Industrials Central Investment Portfolio, Information Technology Central Investment Portfolio, Materials Central Investment Portfolio, Telecom Services Central Investment Portfolio, and Utilities Central Investment Portfolio. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Consumer Discretionary Central Investment Portfolio, Consumer Staples Central Investment Portfolio, Energy Central Investment Portfolio, Financials Central Investment Portfolio, Health Care Central Investment Portfolio, Industrials Central Investment Portfolio, Information Technology Central Investment Portfolio, Materials Central Investment Portfolio, Telecom Services Central Investment Portfolio, and Utilities Central Investment Portfolio. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2006

Chief Compliance Officer of Consumer Discretionary Central Investment Portfolio, Consumer Staples Central Investment Portfolio, Energy Central Investment Portfolio, Financials Central Investment Portfolio, Health Care Central Investment Portfolio, Industrials Central Investment Portfolio, Information Technology Central Investment Portfolio, Materials Central Investment Portfolio, Telecom Services Central Investment Portfolio, and Utilities Central Investment Portfolio. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2006

Deputy Treasurer of Consumer Discretionary Central Investment Portfolio, Consumer Staples Central Investment Portfolio, Energy Central Investment Portfolio, Financials Central Investment Portfolio, Health Care Central Investment Portfolio, Industrials Central Investment Portfolio, Information Technology Central Investment Portfolio, Materials Central Investment Portfolio, Telecom Services Central Investment Portfolio, and Utilities Central Investment Portfolio. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2006

Deputy Treasurer of Consumer Discretionary Central Investment Portfolio, Consumer Staples Central Investment Portfolio, Energy Central Investment Portfolio, Financials Central Investment Portfolio, Health Care Central Investment Portfolio, Industrials Central Investment Portfolio, Information Technology Central Investment Portfolio, Materials Central Investment Portfolio, Telecom Services Central Investment Portfolio, and Utilities Central Investment Portfolio. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2006

Deputy Treasurer of Consumer Discretionary Central Investment Portfolio, Consumer Staples Central Investment Portfolio, Energy Central Investment Portfolio, Financials Central Investment Portfolio, Health Care Central Investment Portfolio, Industrials Central Investment Portfolio, Information Technology Central Investment Portfolio, Materials Central Investment Portfolio, Telecom Services Central Investment Portfolio, and Utilities Central Investment Portfolio. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2006

Assistant Treasurer of Consumer Discretionary Central Investment Portfolio, Consumer Staples Central Investment Portfolio, Energy Central Investment Portfolio, Financials Central Investment Portfolio, Health Care Central Investment Portfolio, Industrials Central Investment Portfolio, Information Technology Central Investment Portfolio, Materials Central Investment Portfolio, Telecom Services Central Investment Portfolio, and Utilities Central Investment Portfolio. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)

Year of Election or Appointment: 2006

Assistant Treasurer of Consumer Discretionary Central Investment Portfolio, Consumer Staples Central Investment Portfolio, Energy Central Investment Portfolio, Financials Central Investment Portfolio, Health Care Central Investment Portfolio, Industrials Central Investment Portfolio, Information Technology Central Investment Portfolio, Materials Central Investment Portfolio, Telecom Services Central Investment Portfolio, and Utilities Central Investment Portfolio. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2006

Assistant Treasurer of Consumer Discretionary Central Investment Portfolio, Consumer Staples Central Investment Portfolio, Energy Central Investment Portfolio, Financials Central Investment Portfolio, Health Care Central Investment Portfolio, Industrials Central Investment Portfolio, Information Technology Central Investment Portfolio, Materials Central Investment Portfolio, Telecom Services Central Investment Portfolio, and Utilities Central Investment Portfolio. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2006

Assistant Treasurer of Consumer Discretionary Central Investment Portfolio, Consumer Staples Central Investment Portfolio, Energy Central Investment Portfolio, Financials Central Investment Portfolio, Health Care Central Investment Portfolio, Industrials Central Investment Portfolio, Information Technology Central Investment Portfolio, Materials Central Investment Portfolio, Telecom Services Central Investment Portfolio, and Utilities Central Investment Portfolio. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2006

Assistant Treasurer of Consumer Discretionary Central Investment Portfolio, Consumer Staples Central Investment Portfolio, Energy Central Investment Portfolio, Financials Central Investment Portfolio, Health Care Central Investment Portfolio, Industrials Central Investment Portfolio, Information Technology Central Investment Portfolio, Materials Central Investment Portfolio, Telecom Services Central Investment Portfolio, and Utilities Central Investment Portfolio. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2006

Assistant Treasurer of Consumer Discretionary Central Investment Portfolio, Consumer Staples Central Investment Portfolio, Energy Central Investment Portfolio, Financials Central Investment Portfolio, Health Care Central Investment Portfolio, Industrials Central Investment Portfolio, Information Technology Central Investment Portfolio, Materials Central Investment Portfolio, Telecom Services Central Investment Portfolio, and Utilities Central Investment Portfolio. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Consumer Discretionary Central Investment Portfolio
Fidelity Consumer Staples Central Investment Portfolio
Fidelity Energy Central Investment Portfolio
Fidelity Financials Central Investment Portfolio
Fidelity Health Care Central Investment Portfolio
Fidelity Industrials Central Investment Portfolio
Fidelity Information Technology Central Investment Portfolio
Fidelity Materials Central Investment Portfolio
Fidelity Telecom Services Central Investment Portfolio
Fidelity Utilities Central Investment Portfolio

On June 15, 2006, the Board of Directors, including the independent Directors (together, the Board), voted to approve the management contracts and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Directors' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the background of the funds' portfolio managers and the funds' investment objectives and disciplines.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

Investment Performance. The funds are new funds and therefore had no historical performance for the Board to review at the time it approved the funds' Advisory Contracts. Once the funds' have been in operation for at least one calendar year, the Board will review the funds' absolute and relative investment performance. The Board noted that each fund is designed to offer a liquid investment option for other investment companies managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays each fund's management fee on behalf of the funds. The Board also noted that FMR bears all expenses of each fund, except certain operating expenses incurred for services provided by entities not affiliated with FMR, such as fees for custodial services and fees and expenses of the independent Directors.

Annual Report

Based on its review, the Board concluded that each fund's net management fee and projected total expenses were fair and reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The funds are new funds and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the funds at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, managing, administering and servicing the funds and their shareholders.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of Advisory Contracts because each fund pays no advisory fees and FMR bears all other expenses of each fund, except for certain expenses as noted above.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information on the benefits of pooled investments such as the funds. The Board received information explaining that each fund is a centralized vehicle for the management of securities on a pooled basis and that it is expected to improve portfolio management efficiency for those Fidelity funds that invest in it. The Board noted that those Fidelity funds investing in the funds will benefit because combining subportfolios into one centralized fund, such as the funds, should reduce the effect of cash flows overall, potentially reducing portfolio transaction costs for the investing funds. The Board also noted that, for investing funds with smaller subportfolios, the funds can provide better diversification for the investing funds by taking advantage of the larger asset base in a centralized fund.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2006, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Consumer Discretionary Central Investment Portfolio, Fidelity Consumer Staples Central Investment Portfolio, Fidelity Energy Central Investment Portfolio, Fidelity Financials Central Investment Portfolio, Fidelity Floating Rate Central Investment Portfolio, Fidelity Health Care Central Investment Portfolio, Fidelity High Income Central Investment Portfolio, Fidelity Industrials Central Investment Portfolio, Fidelity Information Technology Central Investment Portfolio, Fidelity Materials Central Investment Portfolio, Fidelity Tactical Income Central Investment Portfolio, Fidelity Telecom Services Central Investment Portfolio, and Fidelity Utilities Central Investment Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A,B,C
Fidelity Consumer Discretionary Central Investment Portfolio	$34,000	$0
Fidelity Consumer Staples Central Investment Portfolio	$33,000	$0
Fidelity Energy Central Investment Portfolio	$34,000	$0
Fidelity Financials Central Investment Portfolio	$34,000	$0
Fidelity Floating Rate Central Investment Portfolio	$100,000	$52,000
Fidelity Health Care Central Investment Portfolio	$34,000	$0
Fidelity High Income Central Investment Portfolio	$77,000	$70,000
Fidelity Industrials Central Investment Portfolio	$34,000	$0
Fidelity Information Technology Central Investment Portfolio	$34,000	$0
Fidelity Materials Central Investment Portfolio	$33,000	$0
Fidelity Tactical Income Central Investment Portfolio	$78,000	$34,000
Fidelity Telecom Services Central Investment Portfolio	$33,000	$0
Fidelity Utilities Central Investment Portfolio	$33,000	$0
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$6,400,000	$5,200,000
A	Aggregate amounts may reflect rounding.
B

Fidelity Floating Rate Central Investment Portfolio, Fidelity High Income Central Investment Portfolio and Fidelity Tactical Income Central Investment Portfolio commenced operations on December 15, 2004, November 12, 2004 and December 17, 2004, respectively.

C

No Audit Fees were billed by Deloitte Entities for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with the statutory and regulatory filings or engagements, to Fidelity Consumer Discretionary Central Investment Portfolio, Fidelity Consumer Staples Central Investment Portfolio, Fidelity Energy Central Investment Portfolio, Fidelity Financials Central Investment Portfolio, Fidelity Health Care Central Investment Portfolio, Fidelity Industrials Central Investment Portfolio, Fidelity Information Technology Central Investment Portfolio, Fidelity Materials Central Investment Portfolio, Fidelity Telecom Services Central Investment Portfolio, and Fidelity Utilities Central Investment Portfolio as the funds did not commence operations until July 21, 2006.

(b) Audit-Related Fees.

In each of the fiscal years ended September 30, 2006 and September 30, 2005 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A,B,C
Fidelity Consumer Discretionary Central Investment Portfolio	$0	$0
Fidelity Consumer Staples Central Investment Portfolio	$0	$0
Fidelity Energy Central Investment Portfolio	$0	$0
Fidelity Financials Central Investment Portfolio	$0	$0
Fidelity Floating Rate Central Investment Portfolio	$0	$0
Fidelity Health Care Central Investment Portfolio	$0	$0
Fidelity High Income Central Investment Portfolio	$0	$0
Fidelity Industrials Central Investment Portfolio	$0	$0
Fidelity Information Technology Central Investment Portfolio	$0	$0
Fidelity Materials Central Investment Portfolio	$0	$0
Fidelity Tactical Income Central Investment Portfolio	$0	$0
Fidelity Telecom Services Central Investment Portfolio	$0	$0
Fidelity Utilities Central Investment Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Fidelity Floating Rate Central Investment Portfolio, Fidelity High Income Central Investment Portfolio and Fidelity Tactical Income Central Investment Portfolio commenced operations on December 15, 2004, November 12, 2004 and December 17, 2004, respectively.

C

No Audit-Related Fees were billed by Deloitte Entities for services rendered for assurance and related services to the funds that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees to Fidelity Consumer Discretionary Central Investment Portfolio, Fidelity Consumer Staples Central Investment Portfolio, Fidelity Energy Central Investment Portfolio, Fidelity Financials Central Investment Portfolio, Fidelity Health Care Central Investment Portfolio, Fidelity Industrials Central Investment Portfolio, Fidelity Information Technology Central Investment Portfolio, Fidelity Materials Central Investment Portfolio, Fidelity Telecom Services Central Investment Portfolio, and Fidelity Utilities Central Investment Portfolio as the funds did not commence operations until July 21, 2006.

In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A,B	2005A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A,B,C
Fidelity Consumer Discretionary Central Investment Portfolio	$7,800	$0
Fidelity Consumer Staples Central Investment Portfolio	$7,800	$0
Fidelity Energy Central Investment Portfolio	$7,800	$0
Fidelity Financials Central Investment Portfolio	$7,800	$0
Fidelity Floating Rate Central Investment Portfolio	$6,800	$6,600
Fidelity Health Care Central Investment Portfolio	$7,800	$0
Fidelity High Income Central Investment Portfolio	$8,100	$7,800
Fidelity Industrials Central Investment Portfolio	$8,900	$0
Fidelity Information Technology Central Investment Portfolio	$7,800	$0
Fidelity Materials Central Investment Portfolio	$7,800	$0
Fidelity Tactical Income Central Investment Portfolio	$7,600	$7,200
Fidelity Telecom Services Central Investment Portfolio	$7,800	$0
Fidelity Utilities Central Investment Portfolio	$7,800	$0
A	Aggregate amounts may reflect rounding.
B

Fidelity Floating Rate Central Investment Portfolio, Fidelity High Income Central Investment Portfolio and Fidelity Tactical Income Central Investment Portfolio commenced operations on December 15, 2004, November 12, 2004 and December 17, 2004, respectively.

C

No Tax Fees were billed by Deloitte Entities for services rendered for tax compliance, tax advice, and tax planning for Fidelity Consumer Discretionary Central Investment Portfolio, Fidelity Consumer Staples Central Investment Portfolio, Fidelity Energy Central Investment Portfolio, Fidelity Financials Central Investment Portfolio, Fidelity Health Care Central Investment Portfolio, Fidelity Industrials Central Investment Portfolio, Fidelity Information Technology Central Investment Portfolio, Fidelity Materials Central Investment Portfolio, Fidelity Telecom Services Central Investment Portfolio, and Fidelity Utilities Central Investment Portfolio as the funds did not commence operations until July 21, 2006.

In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A,B	2005A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A,B,C
Fidelity Consumer Discretionary Central Investment Portfolio	$0	$0
Fidelity Consumer Staples Central Investment Portfolio	$0	$0
Fidelity Energy Central Investment Portfolio	$0	$0
Fidelity Financials Central Investment Portfolio	$0	$0
Fidelity Floating Rate Central Investment Portfolio	$0	$0
Fidelity Health Care Central Investment Portfolio	$0	$0
Fidelity High Income Central Investment Portfolio	$0	$0
Fidelity Industrials Central Investment Portfolio	$0	$0
Fidelity Information Technology Central Investment Portfolio	$0	$0
Fidelity Materials Central Investment Portfolio	$0	$0
Fidelity Tactical Income Central Investment Portfolio	$0	$0
Fidelity Telecom Services Central Investment Portfolio	$0	$0
Fidelity Utilities Central Investment Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Fidelity Floating Rate Central Investment Portfolio, Fidelity High Income Central Investment Portfolio and Fidelity Tactical Income Central Investment Portfolio commenced operations on December 15, 2004, November 12, 2004 and December 17, 2004, respectively.

C

No Other Fees were billed by Deloitte Entities for all other non-audit services rendered to for Fidelity Consumer Discretionary Central Investment Portfolio, Fidelity Consumer Staples Central Investment Portfolio, Fidelity Energy Central Investment Portfolio, Fidelity Financials Central Investment Portfolio, Fidelity Health Care Central Investment Portfolio, Fidelity Industrials Central Investment Portfolio, Fidelity Information Technology Central Investment Portfolio, Fidelity Materials Central Investment Portfolio, Fidelity Telecom Services Central Investment Portfolio, and Fidelity Utilities Central Investment Portfolio as the funds did not commence operations until July 21, 2006.

In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A,B	2005A,B
Deloitte Entities	$255,000	$210,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate fees billed by Deloitte Entities of $890,000A,B and $575,000A,B,C for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A,B	2005A,B
Covered Services	$360,000	$250,000
Non-Covered Services	$530,000	$325,000C
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.
C	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 22, 2006